UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07584
                                                    -----------

                               RYDEX SERIES FUNDS
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850
        ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                               Rydex Series Funds
                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850
        ---------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-296-5100
                                                           ---------------

                     Date of fiscal year end: MARCH 31, 2005
                                              -----------------

                   Date of reporting period: DECEMBER 31, 2004
                                            --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                                       MARKET
                                                  SHARES                VALUE
-----------------------------------------------------------------------------
COMMON STOCKS  70.5%

FINANCIALS 14.1%

  BANKS 3.7%
  Bank of America Corp.                          137,570        $   6,464,414
  Wachovia Corp.+                                 50,180            2,639,468
  U.S. Bancorp                                    76,440            2,394,101
  National City Corp.                             59,330            2,227,842
  Wells Fargo & Co.                               31,760            1,973,884
  KeyCorp+                                        55,360            1,876,704
  Comerica, Inc.+                                 28,240            1,723,205
                                                                --------------

TOTAL BANKS                                                        19,299,618
                                                                --------------

  INSURANCE 3.4%
  American International Group,
      Inc.+                                       81,980            5,383,627
  Allstate Corp.                                  50,250            2,598,930
  Loews Corp.                                     26,160            1,839,048
  SAFECO Corp.+                                   33,020            1,724,965
  Lincoln National Corp.+                         35,640            1,663,675
  Chubb Corp.+                                    16,660            1,281,154
  ACE Ltd.                                        29,490            1,260,697
  Prudential Financial, Inc.                      22,290            1,225,058
  Torchmark Corp.                                  6,770              386,838
                                                                --------------

TOTAL INSURANCE                                                    17,363,992
                                                                --------------

  DIVERSIFIED FINANCIALS 3.1%
  Citigroup, Inc.                                136,090            6,556,816
  J.P. Morgan Chase & Co.                        152,140            5,934,981
  Principal Financial Group, Inc.                 46,990            1,923,771
  CIT Group, Inc.                                 39,800            1,823,636
                                                                --------------

TOTAL DIVERSIFIED FINANCIALS                                       16,239,204
                                                                --------------

  THRIFTS & MORTGAGE FINANCE 1.7%
  Fannie Mae+                                     51,280            3,651,649
  Freddie Mac                                     42,260            3,114,562
  MGIC Investment Corp.+                          24,180            1,666,244
  Countrywide Financial Corp.                     13,430              497,044
                                                                --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                    8,929,499
                                                                --------------

  CONSUMER FINANCE 1.2%
  American Express Co.                            40,200            2,266,074
  Capital One Financial Corp.+                    25,650            2,159,986

                                                                       MARKET
                                                  SHARES                VALUE
-----------------------------------------------------------------------------
  Providian Financial Corp.*+                     98,870        $    1,628,389
                                                                --------------

TOTAL CONSUMER FINANCE                                              6,054,449
                                                                --------------

  CAPITAL MARKETS 1.0%
  Bear Stearns Cos., Inc.+                        17,610            1,801,679
  Franklin Resources, Inc.+                       23,540            1,639,561
  Janus Capital Group, Inc.                       31,410              528,002
  Morgan Stanley                                   8,100              449,712
  Merrill Lynch & Co., Inc.+                       5,190              310,207
  Goldman Sachs Group, Inc.+                       2,307              240,020
                                                                --------------

TOTAL CAPITAL MARKETS                                               4,969,181
                                                                --------------

  REAL ESTATE 0.0%
  Equity Office Properties Trust                   6,040              175,885
                                                                --------------

TOTAL REAL ESTATE                                                     175,885
                                                                --------------

TOTAL FINANCIALS                                                   73,031,828
                                                                --------------

INFORMATION TECHNOLOGY 11.9%

  SOFTWARE 2.5%
  Microsoft Corp.                                301,810            8,061,345
  BMC Software, Inc.*                             82,990            1,543,614
  Compuware Corp.*                               207,310            1,341,296
  Oracle Corp.*                                   60,450              829,374
  Novell, Inc.*                                  108,600              733,050
  Veritas Software Corp.*                          9,660              275,793
  Symantec Corp.*+                                 7,150              184,184
                                                                --------------

TOTAL SOFTWARE                                                     12,968,656
                                                                --------------

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.4
  Intel Corp.                                    198,810            4,650,166
  Applied Materials, Inc.*+                      136,390            2,332,269
  Micron Technology, Inc.*+                      134,460            1,660,581
  Broadcom Corp. - Class A*+                      50,440            1,628,203
  National Semiconductor Corp.+                   68,450            1,228,677
  Texas Instruments, Inc.+                        27,840              685,421
                                                                --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                      12,185,317
                                                                --------------






--------------------------------------------------------------------------------

NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                                       MARKET
                                                  SHARES                VALUE
-----------------------------------------------------------------------------
  COMPUTERS & PERIPHERALS 2.4%
  International Business
      Machines Corp.                              68,880        $   6,790,191
  Hewlett-Packard Co.                            115,990            2,432,310
  Dell, Inc.*+                                    46,180            1,946,025
  Sun Microsystems, Inc.*                        117,400              631,612
  Apple Computer, Inc.*                            5,190              334,236
                                                                --------------

TOTAL COMPUTERS & PERIPHERALS                                      12,134,374
                                                                --------------

  COMMUNICATIONS EQUIPMENT 2.2%
  Cisco Systems, Inc.*+                          218,200            4,211,260
  Motorola, Inc.+                                148,880            2,560,736
  Comverse Technology, Inc.*+                     70,480            1,723,236
  Tellabs, Inc.*+                                183,770            1,578,584
  Qualcomm, Inc.                                  19,840              841,216
  Scientific-Atlanta, Inc.+                       14,190              468,412
                                                                --------------

TOTAL COMMUNICATIONS EQUIPMENT                                     11,383,444
                                                                --------------

  IT CONSULTING & SERVICES 1.6%
  First Data Corp.+                               60,500            2,573,670
  Affiliated Computer Services,
      Inc. - Class A*+                            28,000            1,685,320
  Sabre Holdings Corp.+                           65,420            1,449,707
  Computer Sciences Corp.*+                       25,160            1,418,269
  SunGard Data Systems, Inc.*+                    35,230              998,066
                                                                --------------

TOTAL IT CONSULTING & SERVICES                                      8,125,032
                                                                --------------

  OFFICE ELECTRONICS 0.4%
  Xerox Corp.*+                                  134,820            2,293,288
                                                                --------------

TOTAL OFFICE ELECTRONICS                                            2,293,288
                                                                --------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
  Molex, Inc.                                     51,550            1,546,500
  Agilent Technologies, Inc.*                      2,800               67,480
                                                                --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            1,613,980
                                                                --------------

                                                                       MARKET
                                                  SHARES                VALUE
-----------------------------------------------------------------------------
  INTERNET SOFTWARE & SERVICES 0.1%
  Yahoo!, Inc.*+                                  14,770        $     556,534
                                                                --------------

TOTAL INTERNET SOFTWARE & SERVICES                                    556,534
                                                                --------------

TOTAL INFORMATION TECHNOLOGY                                       61,260,625
                                                                --------------

HEALTH CARE 9.0%

  PHARMACEUTICALS 4.9%
  Pfizer, Inc.                                   290,170            7,802,671
  Johnson & Johnson, Inc.+                       103,390            6,556,994
  Merck & Co., Inc.                              117,360            3,771,950
  Wyeth+                                          77,500            3,300,725
  Abbott Laboratories                             29,170            1,360,780
  Forest Laboratories, Inc.*+                     25,350            1,137,201
  Eli Lilly & Co.                                 10,460              593,605
  Mylan Laboratories, Inc.+                       19,700              348,296
  Watson Pharmaceuticals, Inc.*+                  10,250              336,303
  Bristol-Myers Squibb Co.+                        3,750               96,075

TOTAL PHARMACEUTICALS                                              25,304,600
                                                                --------------

  HEALTH CARE PROVIDERS & SERVICES 1.9%
  WellPoint, Inc.*                                23,010            2,646,150
  Aetna, Inc.                                     16,480            2,055,880
  CIGNA Corp.                                     23,490            1,916,079
  Laboratory Corporation
      of America Holdings*+                       34,320            1,709,822
  Quest Diagnostics, Inc.+                         6,750              644,963
  UnitedHealth Group, Inc.+                        5,750              506,173
  Cardinal Health, Inc.                            4,260              247,719
                                                                --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                              9,726,786
                                                                --------------

  HEALTH CARE EQUIPMENT & SUPPLIES 1.3%
  Hospira, Inc.*                                  50,010            1,675,335
  Becton, Dickinson & Co.                         27,690            1,572,792
  Bausch & Lomb, Inc.+                            24,250            1,563,155
  Thermo Electron Corp.*                          51,770            1,562,936
  Medtronic, Inc.                                 10,000              496,700
                                                                --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              6,870,918
                                                                --------------

  BIOTECHNOLOGY 0.9%
  Genzyme Corp.*+                                 36,000            2,090,520


--------------------------------------------------------------------------------

NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                                                       MARKET
                                                  SHARES                VALUE
-----------------------------------------------------------------------------
  Amgen, Inc.*+                                   18,200      $     1,167,530
  Biogen Idec, Inc.*+                             13,530              901,233
  Gilead Sciences, Inc.*                           7,960              278,521
  Chiron Corp.*                                    7,440              247,975
                                                                --------------

TOTAL BIOTECHNOLOGY                                                 4,685,779
                                                                --------------

TOTAL HEALTH CARE                                                  46,588,083
                                                                --------------

INDUSTRIALS 8.3%

  INDUSTRIAL CONGLOMERATES 3.3%
  General Electric Co.                           301,230           10,994,895
  Tyco International Ltd.+                       106,400            3,802,736
  Textron, Inc.                                   23,610            1,742,418
  3M Co.+                                          7,420              608,959
                                                                --------------

TOTAL INDUSTRIAL CONGLOMERATES                                     17,149,008
                                                                --------------

  MACHINERY 1.4%
  Illinois Tool Works, Inc.                       20,600            1,909,208
  Dover Corp.                                     40,930            1,716,604
  Parker Hannifin Corp.                           14,630            1,108,076
  Paccar, Inc.+                                   12,180              980,247
  Danaher Corp.+                                   8,870              509,227
  Eaton Corp.                                      6,670              482,641
  Cummins, Inc.                                    2,890              242,153
                                                                --------------

TOTAL MACHINERY                                                     6,948,156
                                                                --------------

  AEROSPACE & DEFENSE 1.3%
  Lockheed Martin Corp.                           37,580            2,087,569
  Northrop Grumman Corp.+                         36,570            1,987,945
  Raytheon Co.                                    28,170            1,093,841
  General Dynamics Corp.                          10,190            1,065,874
  L-3 Communications Holdings, Inc.                3,350              245,354
  United Technologies Corp.                        2,130              220,136
  Boeing Co.                                       1,090               56,429
                                                                --------------

TOTAL AEROSPACE & DEFENSE                                           6,757,148
                                                                --------------

  ROAD & RAIL 0.8%
  Burlington Northern Santa Fe Corp.              43,320            2,049,469
                                                                --------------

                                                                       MARKET
                                                  SHARES                VALUE
-----------------------------------------------------------------------------
  Norfolk Southern Corp.                          52,040        $   1,883,328
                                                                --------------

TOTAL ROAD & RAIL                                                   3,932,797
                                                                --------------

  COMMERCIAL SERVICES & SUPPLIES 0.7%
  Cendant Corp.+                                  89,920            2,102,330
  Waste Management, Inc.                          27,450              821,853
  Robert Half International, Inc.+                21,730              639,514
  Monster Worldwide, Inc.*+                        7,330              246,581
                                                                --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                3,810,278
                                                                --------------

  AIR FREIGHT & COURIERS 0.5%
  United Parcel Service, Inc.
      - Class B+                                  19,640            1,678,434
  FedEx Corp.+                                     9,410              926,791
                                                                --------------

TOTAL AIR FREIGHT & COURIERS                                        2,605,225
                                                                --------------

  BUILDING PRODUCTS 0.2%
  Masco Corp.+                                    25,900              946,127
                                                                --------------

TOTAL BUILDING PRODUCTS                                               946,127
                                                                --------------

  TRADING COMPANIES & DISTRIBUTORS 0.1%
  W.W. Grainger, Inc.                             11,110              740,148
                                                                --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                740,148
                                                                --------------

TOTAL INDUSTRIALS                                                  42,888,887
                                                                --------------

CONSUMER DISCRETIONARY 8.2%

  MEDIA 2.5%
  Comcast Corp. - Class A*+                      119,930            3,991,270
  Walt Disney Co.+                               118,010            3,280,678
  Viacom, Inc. - Class B                          54,200            1,972,338
  McGraw-Hill Cos., Inc.                          15,880            1,453,655
  Time Warner, Inc.*+                             69,370            1,348,553
  Clear Channel
       Communications, Inc.+                      23,240              778,308
  Gannett Co., Inc.                                3,980              325,166
                                                                --------------

TOTAL MEDIA                                                        13,149,968
                                                                --------------



--------------------------------------------------------------------------------

NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                                       MARKET
                                                  SHARES                VALUE
-----------------------------------------------------------------------------
  SPECIALTY RETAIL 1.5%
  Home Depot, Inc.                                69,870        $   2,986,244
  Limited Brands, Inc.+                           72,640            1,672,173
  Sherwin-Williams Co.                            36,300            1,620,069
  Circuit City Stores, Inc.+                      84,880            1,327,523
  Toys `R' Us, Inc.*+                              5,950              121,796
  TJX Cos., Inc.+                                  3,560               89,463
  Lowe's Cos., Inc.+                                 320               18,429
                                                                --------------

TOTAL SPECIALTY RETAIL                                              7,835,697
                                                                --------------

  HOTELS RESTAURANTS & LEISURE 1.2%
  Marriott International, Inc.
      - Class A                                   32,080            2,020,398
  Starwood Hotels & Resorts
      Worldwide, Inc.+                            33,520            1,957,568
  Carnival Corp.+                                 26,990            1,555,434
  McDonald's Corp.                                11,630              372,858
  Starbucks Corp.*                                   630               39,287
                                                                --------------

TOTAL HOTELS RESTAURANTS & LEISURE                                  5,945,545
                                                                --------------

  MULTILINE RETAIL 0.7%
  JC Penney Holding Co., Inc.+                    39,820            1,648,548
  Federated Department Stores, Inc.               27,070            1,564,375
  Nordstrom, Inc.                                  6,280              293,464
  Target Corp.                                     2,220              115,285
                                                                --------------

TOTAL MULTILINE RETAIL                                              3,621,672
                                                                --------------

  TEXTILES & APPAREL 0.7%
  Nike, Inc. - Class B                            22,700            2,058,663
  Jones Apparel Group, Inc.                       40,270            1,472,674
                                                                --------------

TOTAL TEXTILES & APPAREL                                            3,531,337
                                                                --------------

  AUTOMOBILES 0.6%
  Ford Motor Co.+                                157,920            2,311,949
  Harley-Davidson, Inc.                           10,870              660,352
                                                                --------------

TOTAL AUTOMOBILES                                                   2,972,301
                                                                --------------

INTERNET & CATALOG RETAIL 0.5%
  eBay, Inc.*+                                    22,160            2,576,765
                                                                --------------

TOTAL INTERNET & CATALOG RETAIL                                     2,576,765
                                                                --------------

                                                                       MARKET
                                                  SHARES                VALUE
-----------------------------------------------------------------------------
  DISTRIBUTORS 0.3%
  Genuine Parts Co.                               35,360       $    1,557,961
                                                                --------------

TOTAL DISTRIBUTORS                                                  1,557,961
                                                                --------------

  HOUSEHOLD DURABLES 0.1%
  Leggett & Platt, Inc.                           13,390              380,678
  Stanley Works+                                   2,590              126,884
                                                                --------------

TOTAL HOUSEHOLD DURABLES                                              507,562
                                                                --------------

  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Brunswick Corp.                                  8,690              430,155
                                                                --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                    430,155
                                                                --------------

TOTAL CONSUMER DISCRETIONARY                                       42,128,963
                                                                --------------

CONSUMER STAPLES 7.4%

  FOOD & DRUG RETAILING 2.3%
  Wal-Mart Stores, Inc.                          111,470            5,887,846
  Costco Wholesale Corp.+                         43,900            2,125,199
  Albertson's, Inc.+                              70,840            1,691,659
  Supervalu, Inc.+                                48,820            1,685,266
  Walgreen Co.+                                    9,460              362,980
                                                                --------------

TOTAL FOOD & DRUG RETAILING                                        11,752,950
                                                                --------------

  BEVERAGES 1.5%
  Coca-Cola Co.                                   43,040            1,791,755
  Brown-Forman Corp. - Class B                    33,860            1,648,305
  Pepsi Bottling Group, Inc.+                     59,000            1,595,360
  Adolph Coors Co. - Class B+                     20,370            1,541,398
  PepsiCo, Inc.                                   27,190            1,419,318
                                                                --------------

TOTAL BEVERAGES                                                     7,996,136
                                                                --------------

HOUSEHOLD PRODUCTS 1.5%
  Procter & Gamble Co.                            61,250            3,373,650
  Kimberly-Clark Corp.                            37,890            2,493,541
  Clorox Co.                                      29,650            1,747,275
                                                                --------------

TOTAL HOUSEHOLD PRODUCTS                                            7,614,466
                                                                --------------


--------------------------------------------------------------------------------

NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                                       MARKET
                                                  SHARES                VALUE
-----------------------------------------------------------------------------
  TOBACCO 1.1%
  Altria Group, Inc.+                             90,860        $   5,551,546
                                                                --------------

TOTAL TOBACCO                                                       5,551,546
                                                                --------------

  FOOD PRODUCTS 0.8%
  Archer-Daniels-Midland Co.                      86,360            1,926,691
  McCormick & Co., Inc.+                          29,540            1,140,244
  Sara Lee Corp.+                                 41,820            1,009,535
                                                                --------------

TOTAL FOOD PRODUCTS                                                 4,076,470
                                                                --------------

  PERSONAL PRODUCTS 0.2%
  Gillette Co.+                                   29,950            1,341,161
                                                                --------------

TOTAL PERSONAL PRODUCTS                                             1,341,161
                                                                --------------

TOTAL CONSUMER STAPLES                                             38,332,729
                                                                --------------

ENERGY 5.0%

  OIL & GAS 4.9%
  Exxon Mobil Corp.                              231,210           11,851,825
  ConocoPhillips                                  38,840            3,372,477
  ChevronTexaco Corp.+                            41,590            2,183,891
  Burlington Resources, Inc.+                     46,130            2,006,655
  Occidental Petroleum Corp.                      33,650            1,963,814
  Amerada Hess Corp.+                             17,050            1,404,579
  Devon Energy Corp.                              34,850            1,356,362
  Valero Energy Corp.+                            19,570              888,478
  Anadarko Petroleum Corp.+                        4,010              259,888
                                                                --------------

TOTAL OIL & GAS                                                    25,287,969
                                                                --------------

  ENERGY EQUIPMENT & SERVICES 0.1%
  Transocean, Inc.*+                              12,530              531,147
                                                                --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                     531,147
                                                                --------------

TOTAL ENERGY                                                       25,819,116
                                                                --------------

TELECOMMUNICATION SERVICES 2.3%

  DIVERSIFIED TELECOMMUNICATION SERVICES 2.3%
  SBC Communications, Inc.                       159,740            4,116,500
  BellSouth Corp.                                 95,540            2,655,057

                                                                       MARKET
                                                  SHARES                VALUE
-----------------------------------------------------------------------------
  Verizon Communications, Inc.+                   55,830        $   2,261,673
  Alltel Corp.                                    34,290            2,014,881
  CenturyTel, Inc.+                               22,520              798,784
                                                                --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                       11,846,895
                                                                --------------

TOTAL TELECOMMUNICATION SERVICES                                   11,846,895
                                                                --------------

MATERIALS 2.3%

  PAPER & FOREST PRODUCTS 1.0%
  Georgia-Pacific Corp.+                          43,800            1,641,624
  MeadWestvaco Corp.                              48,210            1,633,837
  Louisiana-Pacific Corp.+                        40,800            1,090,992
  Weyerhaeuser Co.                                13,380              899,403
                                                                --------------

TOTAL PAPER & FOREST PRODUCTS                                       5,265,856
                                                                --------------

  METALS & MINING 0.8%
  Phelps Dodge Corp.+                             18,350            1,815,182
  Nucor Corp.+                                    25,210            1,319,492
  Newmont Mining Corp.+                           20,820              924,616
                                                                --------------

TOTAL METALS & MINING                                               4,059,290
                                                                --------------

  CHEMICALS 0.5%
  Monsanto Co.+                                   39,210            2,178,115
  Dow Chemical Co.                                 1,750               86,643
  EI Du Pont de Nemours & Co.                      1,180               57,879
                                                                --------------

TOTAL CHEMICALS                                                     2,322,637
                                                                --------------

TOTAL MATERIALS                                                    11,647,783
                                                                --------------

UTILITIES 2.0%

  ELECTRIC UTILITIES 1.7%
  Exelon Corp.+                                   55,870            2,462,191
  American Electric Power Co., Inc.+              54,860            1,883,892
  FirstEnergy Corp.                               47,060            1,859,340
  PPL Corp.+                                      33,760            1,798,733
  Entergy Corp.+                                  11,930              806,349



--------------------------------------------------------------------------------

NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                                       MARKET
                                                  SHARES                VALUE
-----------------------------------------------------------------------------
  TXU Corp.                                          510        $      32,926
                                                                --------------

TOTAL ELECTRIC UTILITIES                                            8,843,431
                                                                --------------

  MULTI-UTILITIES 0.3%
  Duke Energy Corp.+                              48,460            1,227,492
  Constellation Energy Group, Inc.                12,020              525,394
                                                                --------------

TOTAL MULTI-UTILITIES                                               1,752,886
                                                                --------------

TOTAL UTILITIES                                                    10,596,317
                                                                --------------

TOTAL COMMON STOCKS
(Cost $316,080,580)                                               364,141,226
                                                                --------------

                                                    FACE
                                                  AMOUNT
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS  25.5%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
1.55% due 01/03/05                         $  41,045,543           41,045,543
Morgan Stanley, Inc. at
1.48% due 01/03/05                            48,450,438           48,450,438
Bear Stearns Cos., Inc. at
1.45% due 01/03/05                            42,394,134           42,394,134
                                                                --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $131,890,115)                                               131,890,115
                                                                --------------
SECURITIES LENDING COLLATERAL  17.2%

Investment in Securities Lending Short
Term
 Investment Portfolio Held by
  U.S. Bank                                   88,813,176           88,813,176
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $88,813,176)                                                 88,813,176
                                                                =============

TOTAL INVESTMENTS 113.2%
 (Cost $536,783,871)                                            $ 584,844,517
                                                                =============

LIABILITIES IN EXCESS OF OTHER
 ASSETS - (13.2)%                                               $ (68,362,885)
                                                                =============

NET ASSETS - 100.0%                                             $ 516,481,632

-----------------------------------------------------------------------------
                                                                   UNREALIZED
                                               CONTRACTS                 GAIN
-----------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2005 S&P 500 Index
Mini Futures Contracts
 (Aggregate Market Value of
 Contracts $409,859,625)                           6,755        $   5,585,642
*Non-Income Producing Securities.
+All or a portion of this security is on loan at December 31, 2004.

URSA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                        FACE          MARKET
                                      AMOUNT           VALUE
------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  73.3%
Farmer Mac*
  1.95% due 01/28/05            $ 50,000,000   $  49,932,292
Federal Home Loan Bank*
  2.13% due 01/21/05              75,000,000      74,920,125
  2.22% due 01/07/05              25,000,000      24,993,833
Freddie Mac*
  2.04% due 01/10/05              50,000,000      49,980,167
  2.15% due 01/26/05              50,000,000      49,931,479
  2.16% due 01/04/05              25,000,000      24,998,500

TOTAL FEDERAL AGENCY DISCOUNT NOTES
 (Cost $274,756,396)                             274,756,396

REPURCHASE AGREEMENTS  24.6%

Collateralized by U.S. Treasury Obligations
Lehman Brothers Inc. at 1.55%
 due 01/03/05+                    43,154,362      43,154,362
Morgan Stanley, Inc. at 1.48%
 due 01/03/05                     26,087,820      26,087,820
Bear Stearns Cos. at 1.45%
 due 01/03/05                     22,826,842      22,826,842
                                               -------------

TOTAL REPURCHASE AGREEMENTS
 (Cost $92,069,024)                               92,069,024
                                               -------------
TOTAL INVESTMENTS 97.9%
 (Cost $366,825,420)                           $ 366,825,420
                                               =============


OTHER ASSETS IN EXCESS OF
 LIABILITIES - 2.1%                            $   7,830,926
                                               =============


NET ASSETS - 100.0%                            $ 374,656,346
------------------------------------------------------------
                                                  UNREALIZED
                                   CONTRACTS            LOSS
------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2005  S&P 500 Index
Mini Futures Contracts
 (Aggregate Market Value of
 Contracts $182,935,125)               3,015   $  (4,131,309)
                                               =============

                                       UNITS
                                   ---------
EQUITY INDEX SWAP AGREEMENT
March 2005 S&P 500 Index
Swap, Maturing 03/14/05**
 (Notional Market Value
 $190,660,694)                       157,321   $  (1,905,587)
                                               =============

*The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
**Price Return based on S&P 500 Index +/- financing at a
 variable rate.
+All or a portion of this security is held as collateral at December 31, 2004.

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                                                        MARKET
                                                    SHARES               VALUE
------------------------------------------------------------------------------
COMMON STOCKS  95.7%

INFORMATION TECHNOLOGY 57.0%

  SOFTWARE 18.6%
  Microsoft Corp.                                3,597,720     $    96,095,101
  Oracle Corp.*                                  2,231,230          30,612,476
  Electronic Arts, Inc.*+                          248,490          15,326,863
  Adobe Systems, Inc.+                             230,140          14,438,984
  Symantec Corp.*+                                 560,250          14,432,040
  Veritas Software Corp.*                          344,660           9,840,043
  Mercury Interactive Corp.*+                      190,270           8,666,798
  Check Point Software
      Technologies Ltd.*+                          189,140           4,658,518
  Siebel Systems, Inc.*                            383,840           4,030,320
  Citrix Systems, Inc.*+                           143,170           3,511,960
  BEA Systems, Inc.*                               322,490           2,857,261
  Intuit, Inc.*+                                    63,770           2,806,518
  Synopsys, Inc.*                                   83,280           1,633,954
                                                               ---------------

TOTAL SOFTWARE                                                     208,910,836
                                                               ---------------

  COMMUNICATIONS EQUIPMENT 13.6%
  Qualcomm, Inc.                                 1,633,670          69,267,608
  Cisco Systems, Inc.*+                          2,206,450          42,584,485
  Comverse Technology, Inc.*+                      767,000          18,753,150
  Research In Motion Ltd.*+                        156,330          12,884,719
  Juniper Networks, Inc.*+                         253,720           6,898,647
  Tellabs, Inc.*+                                  217,390           1,867,380
  JDS Uniphase Corp.*+                             334,070           1,059,002
                                                               ---------------

TOTAL COMMUNICATIONS EQUIPMENT                                     153,314,991
                                                               ---------------

  SEMICONDUCTOR & SEMICONDUCTOR
     EQUIPMENT 13.0%
  Intel Corp.                                    2,001,480          46,814,617
  Maxim Integrated Products, Inc.+                 455,580          19,312,036
  Applied Materials, Inc.*+                        834,360          14,267,556
  Xilinx, Inc.+                                    345,510          10,244,372
  KLA-Tencor Corp.*                                210,220           9,792,048
  Lam Research Corp.*+                             337,700           9,762,907
  Broadcom Corp. - Class A*+                       268,670           8,672,668
  Altera Corp.*+                                   401,890           8,319,123
  Microchip Technology, Inc.+                      207,370           5,528,484
  ATI Technologies, Inc.*                          243,570           4,722,822
  Novellus Systems, Inc.*+                         126,890           3,538,962
  Marvell Technology Group Ltd.*+                   81,680           2,897,190
  Intersil Corp. - Class A                          65,800           1,101,492

                                                                        MARKET
                                                    SHARES               VALUE
------------------------------------------------------------------------------
  Linear Technology Corp.                           27,770     $     1,076,365
                                                               ---------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                          146,050,642
                                                               ---------------

  COMPUTERS & PERIPHERALS 7.1%
  Dell, Inc.*+                                     901,860          38,004,380
  Apple Computer, Inc.*                            447,220          28,800,968
  Sun Microsystems, Inc.*                        1,029,470           5,538,549
  Sandisk Corp.*+                                  126,400           3,156,208
  QLogic Corp.*+                                    77,910           2,861,634
  Network Appliance, Inc.*+                         35,150           1,167,683
                                                               ---------------

TOTAL COMPUTERS & PERIPHERALS                                       79,529,422
                                                               ---------------

  INTERNET SOFTWARE & SERVICES 2.4%
  Yahoo!, Inc.*+                                   603,440          22,737,619
  VeriSign, Inc.*+                                 131,810           4,418,271
                                                               ---------------

TOTAL INTERNET SOFTWARE & SERVICES                                  27,155,890
                                                               ---------------

  IT CONSULTING & SERVICES 1.4%
  Paychex, Inc.+                                   320,350          10,917,528
  Cognizant Technology Solutions Corp.*            102,020           4,318,507
                                                               ---------------

TOTAL IT CONSULTING & SERVICES                                      15,236,035
                                                               ---------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.9%
  Flextronics International Ltd.*+                 491,650           6,794,603
  Sanmina-SCI Corp.*                               331,290           2,806,026
                                                               ---------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             9,600,629
                                                               ---------------

TOTAL INFORMATION TECHNOLOGY                                       639,798,445
                                                               ---------------

CONSUMER DISCRETIONARY 16.8%

  INTERNET & CATALOG RETAIL 6.6%
  eBay, Inc.*+                                     405,350          47,134,098
  InterActiveCorp*+                                552,350          15,255,907
  Amazon.com, Inc.*+                               261,810          11,595,565
                                                               ---------------

TOTAL INTERNET & CATALOG RETAIL                                     73,985,570
                                                               ---------------

  MEDIA 3.5%
      Comcast Corp. - Class A*                     784,380          26,104,167


--------------------------------------------------------------------------------

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                                        MARKET
                                                    SHARES               VALUE
------------------------------------------------------------------------------
  EchoStar Communications Corp.+                   258,410     $     8,589,548
  Lamar Advertising Co.*+                           81,740           3,496,837
  Pixar*+                                           16,160           1,383,458
                                                               ---------------

TOTAL MEDIA                                                         39,574,010
                                                               ---------------

  SPECIALTY RETAIL 2.8%
  Staples, Inc.+                                   392,790          13,240,951
  Bed Bath & Beyond, Inc.*+                        275,350          10,967,190
  Petsmart, Inc.+                                  111,970           3,978,294
  Ross Stores, Inc.+                               107,600           3,106,412
                                                               ---------------

TOTAL SPECIALTY RETAIL                                              31,292,847
                                                               ---------------

  HOTELS RESTAURANTS & LEISURE 2.6%
  Starbucks Corp.*+                                465,200          29,009,872
                                                               ---------------

TOTAL HOTELS RESTAURANTS & LEISURE                                  29,009,872
                                                               ---------------

  MULTILINE RETAIL 0.8%
  Kmart Holding Corp.*+                             84,990           8,409,761
  Dollar Tree Stores, Inc.*+                        47,390           1,359,145
                                                               ---------------

TOTAL MULTILINE RETAIL                                               9,768,906
                                                               ---------------

  HOUSEHOLD DURABLES 0.5%
  Garmin Ltd.+                                      88,130           5,361,829
                                                               ---------------

TOTAL HOUSEHOLD DURABLES                                             5,361,829
                                                               ---------------

TOTAL CONSUMER DISCRETIONARY                                       188,993,034
                                                               ---------------

HEALTH CARE 11.9%

  BIOTECHNOLOGY 8.5%
  Amgen, Inc.*+                                    403,600          25,890,940
  Biogen Idec, Inc.*+                              305,700          20,362,677
  Genzyme Corp.*+                                  263,900          15,324,673
  Gilead Sciences, Inc.*+                          421,260          14,739,887
  Chiron Corp.*                                    245,590           8,185,514
  Millennium Pharmaceuticals, Inc.*+               370,090           4,485,491
  Invitrogen Corp.*+                                56,400           3,786,132
  Medimmune, Inc.*+                                 89,670           2,430,954

                                                               ---------------
TOTAL BIOTECHNOLOGY                                                 95,206,268
                                                               ---------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
  Biomet, Inc.                                     267,980          11,627,652

                                                                        MARKET
                                                    SHARES               VALUE
------------------------------------------------------------------------------
  DENTSPLY International, Inc.                      81,792     $     4,596,711
                                                               ---------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              16,224,363
                                                               ---------------

  HEALTH CARE PROVIDERS & SERVICES 1.0%
  Express Scripts, Inc.*+                           64,100           4,899,804
  Patterson Cos., Inc.*+                            87,110           3,779,703
  Lincare Holdings, Inc.*+                          74,370           3,171,880
                                                               ---------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                              11,851,387
                                                               ---------------

  PHARMACEUTICALS 1.0%
  Teva Pharmaceutical
    Industries Ltd. - SP ADR+                      363,680          10,859,485
                                                               ---------------

TOTAL PHARMACEUTICALS                                               10,859,485
                                                               ---------------

TOTAL HEALTH CARE                                                  134,141,503
                                                               ---------------

INDUSTRIALS 4.8%

  COMMERCIAL SERVICES & SUPPLIES 2.1%
  Apollo Group, Inc. - Class A*+                   166,610          13,447,093
  Cintas Corp.+                                    157,790           6,920,670
  Career Education Corp.*+                          91,570           3,662,800
                                                               ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                24,030,563
                                                               ---------------

  MACHINERY 1.2%
  Paccar, Inc.+                                    160,490          12,916,235
                                                               ---------------

TOTAL MACHINERY                                                     12,916,235
                                                               ---------------

  AIR FREIGHT & COURIERS 0.8%
  Expeditors International Washington, Inc.+        86,250           4,819,650
  C.H. Robinson Worldwide, Inc.+                    80,820           4,487,126
                                                               ---------------

TOTAL AIR FREIGHT & COURIERS                                         9,306,776
                                                               ---------------
  TRADING COMPANIES & DISTRIBUTORS 0.4%
  Fastenal Co.+                                     69,180           4,258,721
                                                               ---------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                               4,258,721
                                                               ---------------




--------------------------------------------------------------------------------

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                                        MARKET
                                                    SHARES               VALUE
------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT 0.3%
  American Power Conversion Corp.+                 143,070     $     3,061,698
                                                               ---------------

TOTAL ELECTRICAL EQUIPMENT                                           3,061,698
                                                               ---------------

TOTAL INDUSTRIALS                                                   53,573,993
                                                               ---------------

TELECOMMUNICATION SERVICES 3.2%

  WIRELESS TELECOMMUNICATION SERVICES 3.0%
  Nextel Communications, Inc. - Class A*         1,140,770          34,223,100
                                                               ---------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                           34,223,100
                                                               ---------------

  DIVERSIFIED TELECOMMUNICATION
     SERVICES 0.2%
  Level 3 Communications, Inc.*+                   557,630           1,890,366
                                                               ---------------

TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                             1,890,366
                                                               ---------------

TOTAL TELECOMMUNICATION SERVICES                                    36,113,466
                                                               ---------------

CONSUMER STAPLES 1.4%

  FOOD & DRUG RETAILING 1.4%
  Costco Wholesale Corp.+                          193,090           9,347,487
  Whole Foods Market, Inc.+                         61,330           5,847,815
                                                               ---------------

TOTAL FOOD & DRUG RETAILING                                         15,195,302
                                                               ---------------

TOTAL CONSUMER STAPLES                                              15,195,302
                                                               ---------------

MATERIALS 0.6%

  CONTAINERS & PACKAGING 0.4%
  Smurfit-Stone Container Corp.*+                  237,140           4,429,775
                                                               ---------------

TOTAL CONTAINERS & PACKAGING                                         4,429,775
                                                               ---------------

                                                                        MARKET
                                                    SHARES               VALUE
------------------------------------------------------------------------------
  CHEMICALS 0.2%
  Sigma-Aldrich Corp.+                              46,570     $     2,815,622
                                                               ---------------

TOTAL CHEMICALS                                                      2,815,622
                                                               ---------------

TOTAL MATERIALS                                                      7,245,397
                                                               ---------------

TOTAL COMMON STOCKS
 (Cost $641,684,160)                                             1,075,061,140
                                                               ---------------

                                                      FACE
                                                    AMOUNT
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  3.3%

Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at 1.55%
 due 01/03/05                                 $ 11,482,168     $    11,482,168
Morgan Stanley, Inc. at 1.48%
 due 01/03/05                                   13,553,629          13,553,629
Bear Stearns Cos., Inc. at 1.45%
 due 01/03/05                                   11,859,426          11,859,426
                                                               ---------------

TOTAL REPURCHASE AGREEMENTS
 (Cost $36,895,223)                                                 36,895,223
                                                               ---------------

SECURITIES LENDING COLLATERAL  27.9%
Investment in Securities Lending Short
Term
   Investment Portfolio Held by
    U.S. Bank                                  313,355,074         313,355,074
                                                               ---------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $313,355,074)                                                313,355,074
                                                               ===============

TOTAL INVESTMENTS 126.9%
 (Cost $991,934,457)                                           $ 1,425,311,437
                                                               ===============

LIABILITIES IN EXCESS OF
 OTHER ASSETS - (26.9)%                                        $  (302,299,985)
                                                               ===============

NET ASSETS - 100.0%                                            $ 1,123,011,452

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                 CONTRACTS                GAIN
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2005 Nasdaq 100 Index
Mini Futures Contracts
 (Aggregate Market Value of
  Contracts $47,523,000)                             1,460     $       458,315


*Non-Income Producing Securities.
+All or a portion of this security is on loan at December 31,
 2004.
ADR--American Depository Receipt.

ARKTOS MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  99.5%

Collateralized by U.S. Treasury Obligations
Lehman Brothers Inc. at 1.55%
  due 01/03/05+                                 $ 52,821,979     $  52,821,979
Morgan Stanley, Inc. at 1.48%
  due 01/03/05                                    48,102,205        48,102,205
Bear Stearns Cos. at 1.45%
  due 01/03/05                                    42,089,430        42,089,430
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $143,013,614)                                              143,013,614
                                                                 -------------

TOTAL INVESTMENTS 99.5%
  (Cost $143,013,614)                                            $ 143,013,614
                                                                 =============


OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.5%                                             $     765,560
                                                                 =============


NET ASSETS - 100.0%                                              $ 143,779,174
------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                   CONTRACTS       GAIN (LOSS)
------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2005 Nasdaq 100 Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $23,436,000)                                 720     $      94,884
                                                                 =============

                                                       UNITS
                                                ------------
EQUITY INDEX SWAP AGREEMENT
March 2005 Nasdaq 100 Index
Swap, Maturing 03/14/05*
  (Notional Market Value
  $121,228,952)                                       74,781     $     (48,967)
                                                                 =============

*Price Return based on Nasdaq 100 Index +/- financing at a
 variable rate.
+All or a portion of this security is held as collateral at December 31, 2004.

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
COMMON STOCKS  61.7%

FINANCIALS 11.8%

BANKS 2.9%
Banknorth Group, Inc.            18,130        $   663,558
Mercantile Bankshares Corp.      10,750            561,150
Commerce Bancorp, Inc./NJ+        8,650            557,060
Greater Bay Bancorp              14,580            406,490
Hibernia Corp. - Class A         11,150            329,037
Colonial BancGroup, Inc.          1,600             33,968
                                               ------------

TOTAL BANKS                                      2,551,263
                                               ------------

INSURANCE 2.8%
W.R. Berkley Corp.               12,010            566,512
Allmerica Financial Corp.*       13,550            444,846
Horace Mann Educators Corp.      20,520            391,522
American Financial Group,
  Inc./OH+                       10,760            336,896
Brown & Brown, Inc.+              7,280            317,044
Fidelity National Financial,
  Inc.                            4,690            214,192
Unitrin, Inc.                     2,750            124,987
Arthur J. Gallagher & Co.+        3,520            114,400
HCC Insurance Holdings, Inc.+       210              6,955
                                               ------------

TOTAL INSURANCE                                  2,517,354
                                               ------------

THRIFTS & MORTGAGE FINANCE 1.9%
New York Community Bancorp,
  Inc.+                          31,102            639,768
Independence Community Bank
  Corp.+                         12,460            530,547
Astoria Financial Corp.          12,340            493,230
Radian Group, Inc.                  730             38,865
Webster Financial Corp.             370             18,737
                                               ------------

TOTAL THRIFTS & MORTGAGE FINANCE                 1,721,147
                                               ------------

REAL ESTATE 1.8%
Hospitality Properties Trust      9,010            414,460
Rayonier, Inc.+                   7,640            373,673
Liberty Property Trust            6,607            285,422
Developers Diversified Realty
  Corp.+                          5,400            239,598
Weingarten Realty Investors       4,130            165,613
Mack-Cali Realty Corp.            1,870             86,076

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Highwoods Properties, Inc.          980        $    27,146
                                               ------------

TOTAL REAL ESTATE                                1,591,988
                                               ------------

CAPITAL MARKETS 1.7%
Legg Mason, Inc.+                10,160            744,321
Waddell & Reed Financial, Inc.
  - Class A                      19,440            464,422
Eaton Vance Corp.+                4,560            237,804
Investors Financial Services
  Corp.+                            440             21,991
                                               ------------

TOTAL CAPITAL MARKETS                            1,468,538
                                               ------------

CONSUMER FINANCE 0.7%
AmeriCredit Corp.*               24,427            597,240
MoneyGram International, Inc.     2,820             59,615
                                               ------------

TOTAL CONSUMER FINANCE                             656,855
                                               ------------

TOTAL FINANCIALS                                10,507,145
                                               ------------

CONSUMER DISCRETIONARY 11.5%

SPECIALTY RETAIL 3.6%
Chico's FAS, Inc.*+              11,740            534,522
O'Reilly Automotive, Inc.*        9,110            410,405
Payless Shoesource, Inc.*+       32,120            395,076
Foot Locker, Inc.                13,580            365,709
Regis Corp.                       7,090            327,204
AnnTaylor Stores Corp.*+         15,050            324,027
American Eagle Outfitters,
  Inc.+                           6,410            301,911
Urban Outfitters, Inc.*           6,790            301,476
Advance Auto Parts, Inc.*         3,740            163,363
Aeropostale, Inc.*                2,030             59,743
Williams-Sonoma, Inc.*            1,120             39,245
                                               ------------

TOTAL SPECIALTY RETAIL                           3,222,681
                                               ------------

HOUSEHOLD DURABLES 2.9%
Toll Brothers, Inc.*+             9,650            662,086
Harman International Industries,
  Inc.                            4,630            588,010
Mohawk Industries, Inc.*+         5,170            471,762
American Greetings Corp. -
  Class A+                       16,270            412,445
Furniture Brands International,
  Inc.+                           7,560            189,378


--------------------------------------------------------------------------------

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
D.R. Horton, Inc.+                3,710        $   149,550
Lennar Corp. - Class A+           2,320            131,498
                                               ------------

TOTAL HOUSEHOLD DURABLES                         2,604,729
                                               ------------

HOTELS RESTAURANTS & LEISURE 1.7%
Mandalay Resort Group             6,780            477,515
Ruby Tuesday, Inc.+              12,590            328,347
GTECH Holdings Corp.             10,710            277,925
Caesars Entertainment, Inc.*     11,737            236,383
Boyd Gaming Corp.                 1,940             80,801
Cheesecake Factory, Inc.*+        2,410             78,253
Applebee's International, Inc.    2,720             71,944
                                               ------------

TOTAL HOTELS RESTAURANTS & LEISURE               1,551,168
                                               ------------

MEDIA 1.7%
Washington Post Co. - Class B       790            776,586
Media General, Inc.               5,540            359,047
Harte-Hanks, Inc.                 7,450            193,551
Emmis Communications Corp. -
  Class A*                        9,490            182,113
Entercom Communications Corp.*      740             26,559
                                               ------------

TOTAL MEDIA                                      1,537,856
                                               ------------

AUTO COMPONENTS 0.9%
Bandag, Inc.                      6,800            338,708
BorgWarner, Inc.+                 5,710            309,311
Gentex Corp.+                     2,820            104,396
                                               ------------

TOTAL AUTO COMPONENTS                              752,415
                                               ------------

MULTILINE RETAIL 0.6%
Neiman-Marcus Group, Inc. -
  Class A+                        7,790            557,297
                                               ------------

TOTAL MULTILINE RETAIL                             557,297
                                               ------------

AUTOMOBILES 0.1%
Thor Industries, Inc.             2,520             93,366
                                               ------------

TOTAL AUTOMOBILES                                   93,366
                                               ------------

TOTAL CONSUMER DISCRETIONARY                    10,319,512
                                               ------------

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
INFORMATION TECHNOLOGY 9.1%

SOFTWARE 2.9%
Activision, Inc.*                28,270        $   570,489
McAfee, Inc.*+                   17,770            514,086
Jack Henry & Associates, Inc.+   22,710            452,156
Wind River Systems, Inc.*        29,320            397,286
Transaction Systems Architects,
  Inc. - Class A*                13,900            275,915
Synopsys, Inc.*                  12,320            241,718
Cadence Design Systems, Inc.*+    6,970             96,256
Ascential Software Corp.*         1,770             28,869
                                               ------------

TOTAL SOFTWARE                                   2,576,775
                                               ------------

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.1%
Lam Research Corp.*+             19,322            558,599
Semtech Corp.*                   16,030            350,576
Micrel, Inc.*+                   27,980            308,340
Cree, Inc.*+                      7,330            293,786
Fairchild Semiconductor
  International, Inc.*           16,380            266,339
Cypress Semiconductor Corp.*      4,510             52,902
                                               ------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
  EQUIPMENT                                      1,830,542
                                               ------------

COMPUTERS & PERIPHERALS 1.2%
Sandisk Corp.*+                  22,985            573,935
Storage Technology Corp.*+       16,810            531,364
                                               ------------

TOTAL COMPUTERS & PERIPHERALS                    1,105,299
                                               ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS 1.0%
Tech Data Corp.*+                 9,320            423,128
Vishay Intertechnology, Inc.*    20,940            314,519
National Instruments Corp.+       5,040            137,340
Amphenol Corp. - Class A*           430             15,798
                                               ------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS           890,785
                                               ------------

COMMUNICATIONS EQUIPMENT 0.9%
Polycom, Inc.*                   13,030            303,860
CommScope, Inc.*+                14,110            266,679
Plantronics, Inc.                 5,290            219,376

--------------------------------------------------------------------------------

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
ADTRAN, Inc.                      2,770        $    53,018
                                               ------------

TOTAL COMMUNICATIONS EQUIPMENT                     842,933
                                               ------------

IT CONSULTING & SERVICES 0.8%
Keane, Inc.*                     25,980            381,906
Acxiom Corp.                     12,020            316,126
                                               ------------

TOTAL IT CONSULTING & SERVICES                     698,032
                                               ------------

OFFICE ELECTRONICS 0.2%
Zebra Technologies Corp. -
  Class A*+                       3,500            196,980
                                               ------------

TOTAL OFFICE ELECTRONICS                           196,980
                                               ------------

TOTAL INFORMATION TECHNOLOGY                     8,141,346
                                               ------------

INDUSTRIALS 8.0%

COMMERCIAL SERVICES & SUPPLIES 3.0%
ChoicePoint, Inc.*               12,330            567,057
Stericycle, Inc.*                10,430            479,259
Education Management Corp.*      11,040            364,430
Career Education Corp.*+          8,000            320,000
Copart, Inc.*                    10,640            280,045
Kelly Services, Inc.              6,540            197,377
Republic Services, Inc.           5,200            174,408
Dun & Bradstreet Corp.*+          2,300            137,195
Deluxe Corp.                      2,720            101,538
Corinthian Colleges, Inc.*+       2,030             38,255
                                               ------------

TOTAL COMMERCIAL SERVICES & SUPPLIES             2,659,564
                                               ------------

MACHINERY 1.6%
Pentair, Inc.                    12,140            528,818
Kennametal, Inc.                  8,570            426,529
Harsco Corp.+                     5,370            299,324
Crane Co.+                        3,090             89,115
AGCO Corp.*+                      3,820             83,620
                                               ------------

TOTAL MACHINERY                                  1,427,406
                                               ------------

ROAD & RAIL 0.9%
J.B.Hunt Transport Services,
  Inc.                            8,990            403,202

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Swift Transportation Co.,
  Inc.*+                         17,380        $   373,322
                                               ------------

TOTAL ROAD & RAIL                                  776,524
                                               ------------

AEROSPACE & DEFENSE 0.6%
Precision Castparts Corp.         7,690            505,079
                                               ------------

TOTAL AEROSPACE & DEFENSE                          505,079
                                               ------------

AIR FREIGHT & COURIERS 0.5%
Expeditors International
  Washington, Inc.+               6,830            381,660
CNF, Inc.                           710             35,571
                                               ------------

TOTAL AIR FREIGHT & COURIERS                       417,231
                                               ------------

INDUSTRIAL CONGLOMERATES 0.4%
Teleflex, Inc.                    7,660            397,860
                                               ------------

TOTAL INDUSTRIAL CONGLOMERATES                     397,860
                                               ------------

ELECTRICAL EQUIPMENT 0.4%
Thomas & Betts Corp.*            11,930            366,848
                                               ------------

TOTAL ELECTRICAL EQUIPMENT                         366,848
                                               ------------

CONSTRUCTION & ENGINEERING 0.4%
Dycom Industries, Inc.*+         11,380            347,318
                                               ------------

TOTAL CONSTRUCTION & ENGINEERING                   347,318
                                               ------------

AIRLINES 0.2%
Alaska Air Group, Inc.*+          6,440            215,676
                                               ------------

TOTAL AIRLINES                                     215,676
                                               ------------

TOTAL INDUSTRIALS                                7,113,506
                                               ------------

HEALTH CARE 6.6%

HEALTH CARE PROVIDERS & SERVICES 3.4%
Lincare Holdings, Inc.*+         14,207            605,929
Triad Hospitals, Inc.*+          13,520            503,079
Patterson Cos., Inc.*+           10,180            441,710
Universal Health Services,
  Inc. - Class B                  8,930            397,385

--------------------------------------------------------------------------------

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Apria Healthcare Group, Inc.*    11,930        $   393,093
Community Health Systems, Inc.*   9,440            263,187
Renal Care Group, Inc.*           3,930            141,441
Henry Schein, Inc.*+              1,950            135,798
Covance, Inc.*                    2,750            106,562
First Health Group Corp.*         3,860             72,221
                                               ------------

TOTAL HEALTH CARE PROVIDERS & SERVICES           3,060,405
                                               ------------

BIOTECHNOLOGY 1.4%
Invitrogen Corp.*+                8,160            547,781
Charles River Laboratories
  International, Inc.*+          10,410            478,964
Millennium Pharmaceuticals,
  Inc.*                          18,930            229,432
                                               ------------

TOTAL BIOTECHNOLOGY                              1,256,177
                                               ------------

HEALTH CARE EQUIPMENT & SUPPLIES 1.1%
DENTSPLY International, Inc.      8,840            496,808
Hillenbrand Industries, Inc.      4,390            243,821
Varian, Inc.*                     2,520            103,345
Cytyc Corp.*                      3,000             82,710
Varian Medical Systems, Inc.*+      800             34,592
                                               ------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES             961,276
                                               ------------

PHARMACEUTICALS 0.7%
Barr Pharmaceuticals, Inc.*+     14,130            643,480
                                               ------------

TOTAL PHARMACEUTICALS                              643,480
                                               ------------

TOTAL HEALTH CARE                                5,921,338
                                               ------------

UTILITIES 4.2%

ELECTRIC UTILITIES 2.1%
Pepco Holdings, Inc.+            25,370            540,888
Idacorp, Inc.                    13,670            417,892
OGE Energy Corp.+                14,430            382,539
Duquesne Light Holdings, Inc.+   17,590            331,571
NSTAR                             4,620            250,774
                                               ------------

TOTAL ELECTRIC UTILITIES                         1,923,664
                                               ------------

MULTI-UTILITIES 2.1%
Oneok, Inc.+                     18,200            517,244

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Energy East Corp.                18,940        $   505,319
MDU Resources Group, Inc.        18,870            503,452
Sierra Pacific Resources
  Corp.*+                        29,770            312,585
                                               ------------

TOTAL MULTI-UTILITIES                            1,838,600
                                               ------------

TOTAL UTILITIES                                  3,762,264
                                               ------------

ENERGY 4.1%

OIL & GAS 2.8%
Murphy Oil Corp.                  8,190            658,885
Pogo Producing Co.               10,640            515,934
Forest Oil Corp.*+               13,880            440,274
Noble Energy, Inc.+               6,960            429,154
Newfield Exploration Co.*         6,870            405,673
                                               ------------

TOTAL OIL & GAS                                  2,449,920
                                               ------------

ENERGY EQUIPMENT & SERVICES 1.3%
Weatherford International
  Ltd.*+                         13,410            687,933
Grant Prideco, Inc.*             13,460            269,873
Cooper Cameron Corp.*+            4,060            218,468
ENSCO International, Inc.+          190              6,031
                                               ------------

TOTAL ENERGY EQUIPMENT & SERVICES                1,182,305
                                               ------------

TOTAL ENERGY                                     3,632,225
                                               ------------

MATERIALS 3.3%

CHEMICALS 2.1%
Lyondell Chemical Co.+           25,130            726,760
Scotts Co. - Class A*+            6,790            499,201
Lubrizol Corp.                   12,250            451,535
Airgas, Inc.                      7,620            202,006
                                               ------------

TOTAL CHEMICALS                                  1,879,502
                                               ------------

PAPER & FOREST PRODUCTS 0.8%
Potlatch Corp.+                   8,382            423,961
Bowater, Inc.+                    5,940            261,182
                                               ------------

TOTAL PAPER & FOREST PRODUCTS                      685,143
                                               ------------

METALS & MINING 0.4%
Peabody Energy Corp.              2,660            215,221

--------------------------------------------------------------------------------

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Steel Dynamics, Inc.              2,300        $    87,124
Worthington Industries, Inc.      4,150             81,257
                                               ------------

TOTAL METALS & MINING                              383,602
                                               ------------

TOTAL MATERIALS                                  2,948,247
                                               ------------

CONSUMER STAPLES 2.8%

FOOD PRODUCTS 1.5%
Tyson Foods, Inc. - Class A      33,470            615,848
Hormel Foods Corp.               15,040            471,504
Lancaster Colony Corp.            4,250            182,197
Dean Foods Co.*                   1,740             57,333
                                               ------------

TOTAL FOOD PRODUCTS                              1,326,882
                                               ------------

FOOD & DRUG RETAILING 0.5%
BJ's Wholesale Club, Inc.*        8,910            259,548
Ruddick Corp.                     8,640            187,402
                                               ------------

TOTAL FOOD & DRUG RETAILING                        446,950
                                               ------------

BEVERAGES 0.5%
PepsiAmericas, Inc.              20,930            444,553
                                               ------------

TOTAL BEVERAGES                                    444,553
                                               ------------

HOUSEHOLD PRODUCTS 0.3%
Energizer Holdings, Inc.*+        5,370            266,835
Church & Dwight Co., Inc.           470             15,802
                                               ------------

TOTAL HOUSEHOLD PRODUCTS                           282,637
                                               ------------

TOTAL CONSUMER STAPLES                           2,501,022
                                               ------------

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
TELECOMMUNICATION SERVICES 0.3%

WIRELESS TELECOMMUNICATION SERVICES 0.3%
Telephone & Data Systems, Inc.    3,620        $   278,559
                                               ------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES          278,559
                                               ------------

TOTAL TELECOMMUNICATION SERVICES                   278,559
                                               ------------

TOTAL COMMON STOCKS
(Cost $49,265,490)                              55,125,164
                                               ------------

                                   FACE             MARKET
                                 AMOUNT              VALUE
-----------------------------------------------------------
REPURCHASE AGREEMENTS  38.2%

Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
  1.55% due 01/03/05       $ 10,616,432         10,616,432
Morgan Stanley, Inc. at
  1.48% due 01/03/05         12,531,708         12,531,708
Bear Stearns Cos., Inc. at 1.45%
 due 01/03/05                10,965,245         10,965,245
                                               ------------

TOTAL REPURCHASE AGREEMENTS
 (Cost $34,113,385)                             34,113,385
                                               ------------

SECURITIES LENDING COLLATERAL  11.0%
Investment in Securities Lending Short
Term
 Investment Portfolio Held by
  U.S. Bank                   9,862,903          9,862,903
                                               ------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $9,862,903)                                9,862,903
                                               ============

TOTAL INVESTMENTS 110.9%
 (Cost $93,241,778)                            $99,101,452
                                               ============

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (10.9)%                             $(9,738,977)
                                               ============


--------------------------------------------------------------------------------

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                            $89,362,475

-----------------------------------------------------------
                                                Unrealized
                              Contracts               Gain
-----------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2005 S&P MidCap 400
Index Mini Futures Contracts
 (Aggregate Market Value of
 Contracts $41,518,750)             625    $     1,036,190

                                                Unrealized
                                  Units               Gain
-----------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
February  2005 S&P MidCap
400 Index Swaps, Maturing
02/24/05**
 (Total Notional Value
 $37,781,239)                    56,959        $   759,470
                                               ============



*Non-Income Producing Securities.
**Price Return based on S&P MidCap 400 Index +/-
  financing at a variable rate.
+All or a portion of this security is on loan at December 31, 2004.

INVERSE MID-CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                    FACE             MARKET
                                  AMOUNT              VALUE
-----------------------------------------------------------
REPURCHASE AGREEMENTS  54.9%

Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
 1.55% due 01/03/05          $ 4,304,113     $    4,304,113
Morgan Stanley, Inc. at 1.48%
 due 01/03/05                  5,080,604          5,080,604
Bear Stearns Cos., Inc. at
 1.45% due 01/03/05            4,445,529          4,445,529
                                             --------------

TOTAL REPURCHASE AGREEMENTS
(Cost $13,830,246)                               13,830,246
                                             --------------

TOTAL INVESTMENTS 54.9%
(Cost $13,830,246)                           $   13,830,246
                                             ==============

OTHER ASSETS IN EXCESS OF
  LIABILITIES - 45.1%                        $   11,371,384
                                             ==============

NET ASSETS - 100.0%                          $   25,201,630

-----------------------------------------------------------
                                                 UNREALIZED
                               CONTRACTS        GAIN/(LOSS)
-----------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2005 S&P MidCap 400
Index Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $5,380,830)               81     $      (22,373)

                                   UNITS
                               ---------
EQUITY INDEX SWAP AGREEMENT
February 2005 S&P MidCap
400 Index Swap, Maturing
02/24/05*
 (Notional Market Value
  $19,829,608)                    29,895     $       14,489
                                             ==============










*Price Return based on S&P MidCap 400 Index +/- financing at a variable rate.

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                    MARKET
                                  SHARES             VALUE
-----------------------------------------------------------
COMMON STOCKS  57.3%

FINANCIALS 12.6%

BANKS 4.9%
First Bancorp Puerto Rico         17,060      $  1,083,481
East-West Bancorp, Inc.+          24,916         1,045,475
Silicon Valley Bancshares*        20,215           906,036
Southwest Bancorp of Texas,
  Inc.                            38,390           894,103
Pacific Capital Bancorp           25,810           877,282
BancorpSouth, Inc.                35,968           876,540
Central Pacific Financial
  Corp. Co.                       22,820           825,399
Citizens Banking Corp./MI         23,817           818,114
Cathay General Bancorp            21,615           810,562
Chittenden Corp.                  27,530           790,937
Umpqua Holding Corp.+             30,651           772,712
TrustCo Bank Corp. NY             53,410           736,524
Alabama National Bancorporation   11,005           709,822
Community Bank System, Inc.       24,939           704,527
Hancock Holding Co.               21,023           703,430
PrivateBancorp, Inc.              21,655           697,941
Hanmi Financial Corp.             19,310           694,001
Oriental Financial Group+         24,041           680,587
First Charter Corp.               25,824           675,814
City Holding Co.                  18,310           663,554
First Financial Bancorp           36,440           637,700
Irwin Financial Corp.             22,360           634,800
Nara Bancorp, Inc.                29,025           617,362
First Midwest Bancorp, Inc./IL     9,610           348,747
Prosperity Bancshares, Inc.        5,610           163,868
Signature Bank/New York NY*        3,710           120,056
                                              -------------

TOTAL BANKS                                     18,489,374
                                              -------------

REAL ESTATE 4.0%
First Industrial Realty Trust,
  Inc.                            21,815           888,525
American Home Mortgage
  Investment Corp.                25,430           870,977
Prentiss Properties Trust         22,615           863,893
Brandywine Realty Trust           27,020           794,118
Glimcher Realty Trust             27,425           759,947
Corporate Office Properties
  Trust SBI/MD                    25,830           758,111
LaSalle Hotel Properties          23,090           734,955

                                                    MARKET
                                  SHARES             VALUE
-----------------------------------------------------------
Impac Mortgage Holdings, Inc.     32,200        $  729,974
Redwood Trust, Inc.+              11,410           708,447
Jones Lang LaSalle, Inc.*         18,820           704,056
CRT Properties, Inc.+             28,025           668,677
Mid-America Apartment
  Communities, Inc.               16,215           668,382
Parkway Properties, Inc./MD       13,007           660,105
Sovran Self Storage, Inc.         15,615           658,016
Cousins Properties, Inc.          21,415           648,232
National Health Investors, Inc.   21,883           638,546
Colonial Properties Trust+        16,020           629,105
MFA Mortgage Investments, Inc.    69,630           614,137
Bedford Property Investors, Inc.  19,140           543,767
LTC Properties, Inc.              24,419           486,182
Capstead Mortgage Corp.+          43,650           460,071
Essex Property Trust, Inc.         3,000           251,400
HomeBanc Corp./Atlanta GA         11,210           108,513
Newcastle Investment Corp.         3,280           104,238
Luminent Mortgage Capital, Inc.    8,050            95,795
Anworth Mortgage Asset Corp.       5,550            59,441
CB Richard Ellis Group, Inc.
  - Class A*                         400            13,420
MortgageIT Holdings, Inc.            600            10,770
                                              -------------

TOTAL REAL ESTATE                               15,131,800
                                              -------------

INSURANCE 1.4%
ProAssurance Corp.*+              19,320           755,605
RLI Corp.                         17,618           732,380
Delphi Financial Group, Inc.
  - Class A                       15,215           702,172
Triad Guaranty, Inc.*             11,010           665,885
Direct General Corp.              20,420           655,482
State Auto Financial Corp.        20,221           522,713
Universal American Financial
  Corp.*                          32,430           501,692
Selective Insurance Group, Inc.    6,210           274,731
Infinity Property & Casualty
  Corp.                            7,546           265,619
Zenith National Insurance Corp.    3,020           150,517
American Equity Investment Life
  Holding Co.+                    10,750           115,778
UICI                               3,380           114,582

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                                    MARKET
                                  SHARES             VALUE
-----------------------------------------------------------
Vesta Insurance Group, Inc.        9,127      $     33,587
                                              -------------

TOTAL INSURANCE                                  5,490,743
                                              -------------

THRIFTS & MORTGAGE FINANCE 1.4%
MAF Bancorp, Inc.                 17,220           771,800
BankAtlantic Bancorp, Inc. -
  Class A                         35,235           701,177
Corus Bankshares, Inc.            14,300           686,543
Harbor Florida Bancshares, Inc.   19,814           685,763
Commercial Capital Bancorp, Inc.  28,284           655,623
NetBank, Inc.                     58,860           612,733
Flagstar Bancorp, Inc.            18,608           420,541
Dime Community Bancshares         19,620           351,394
Franklin Bank Corp./Houston TX*   17,045           311,071
Ocwen Financial Corp.*+           16,640           159,078
Brookline Bancorp, Inc.              674            11,000
                                              -------------

TOTAL THRIFTS & MORTGAGE FINANCE                 5,366,723
                                              -------------

CAPITAL MARKETS 0.5%
National Financial Partners
  Corp.+                          20,415           792,102
MCG Capital Corp.                 35,435           607,002
Affiliated Managers Group*+        2,400           162,576
Gabelli Asset Management,
  Inc. - Class A                   2,795           135,613
Cohen & Steers, Inc.               7,010           113,912
                                              -------------

TOTAL CAPITAL MARKETS                            1,811,205
                                              -------------

CONSUMER FINANCE 0.2%
Nelnet, Inc. - Class A*           24,620           663,016
Collegiate Funding Services LLC*  11,410           160,767
Education Lending Group, Inc.*+    7,478           115,984
                                              -------------

TOTAL CONSUMER FINANCE                             939,767
                                              -------------


                                                    MARKET
                                  SHARES             VALUE
-----------------------------------------------------------
DIVERSIFIED FINANCIALS 0.2%
GATX Corp.+                       19,420      $    574,055
                                              -------------

TOTAL DIVERSIFIED FINANCIALS                       574,055
                                              -------------

TOTAL FINANCIALS                                47,803,667
                                              -------------

INFORMATION TECHNOLOGY 10.5%

SOFTWARE 2.1%
Micros Systems, Inc.*+            12,910         1,007,755
Parametric Technology Corp.*+    148,400           874,076
Kronos, Inc./MA*                  17,015           869,977
Borland Software Corp.*           74,080           865,254
Macrovision Corp.*+               30,730           790,376
Ansys, Inc.*                      24,300           779,058
Progress Software Corp.*          31,630           738,560
Transaction Systems Architects,
  Inc. - Class A*                 34,225           679,366
Epicor Software Corp.*            47,645           671,318
Midway Games, Inc.*               57,060           599,130
MicroStrategy, Inc. - Class A*     2,374           143,034
Advent Software, Inc.*             6,210           127,181
                                              -------------

TOTAL SOFTWARE                                   8,145,085
                                              -------------

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.0%
Varian Semiconductor Equipment
  Associates, Inc.*               22,420           826,177
ON Semiconductor Corp.*+         181,965           826,121
Kulicke & Soffa Industries,
  Inc.*                           93,660           807,349
AMIS Holdings, Inc.*              41,841           691,213
MKS Instruments, Inc.*            37,040           687,092
Cymer, Inc.*+                     23,220           685,919
ATMI, Inc.*                       29,430           663,058
Micrel, Inc.*+                    59,460           655,249
Axcelis Technologies, Inc.*       75,070           610,319
OmniVision Technologies, Inc.*+   11,728           215,209
Photronics, Inc.*+                11,460           189,090
Sigmatel, Inc.*                    4,767           169,371
Brooks Automation, Inc.*           9,154           157,632
Skyworks Solutions, Inc.*+        15,420           145,411

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                                    MARKET
                                  SHARES             VALUE
-----------------------------------------------------------
Pixelworks, Inc.*                  8,146      $     92,376
                                              -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
  EQUIPMENT                                      7,421,586
                                              -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS 1.6%
Taser International, Inc.*+       35,890         1,133,765
Coherent, Inc.*                   25,450           774,698
Littelfuse, Inc.*                 18,490           631,618
CTS Corp.                         46,045           611,938
Agilsys, Inc.                     34,410           589,787
BEI Technologies, Inc.            18,820           581,162
Methode Electronics, Inc. -
  Class A                         44,035           565,850
Paxar Corp.*                      20,350           451,159
Anixter International, Inc.*+     11,610           417,844
Trimble Navigation Ltd.*           9,770           322,801
                                              -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS         6,080,622
                                              -------------

INTERNET SOFTWARE & SERVICES 1.4%
EarthLink, Inc.*+                 73,800           850,176
Jupitermedia Corp.*               32,430           771,185
Equinix, Inc.*                    18,001           769,363
Digitas, Inc.*+                   74,670           713,099
WebEx Communications, Inc.*+      28,430           676,065
Sohu.com, Inc.*+                  30,230           535,373
aQuantive, Inc.*                  58,600           523,884
Travelzoo, Inc.*+                  4,800           458,064
FindWhat.com*+                     5,117            90,725
                                              -------------

TOTAL INTERNET SOFTWARE & SERVICES               5,387,934
                                              -------------

IT CONSULTING & SERVICES 1.2%
CACI International, Inc. -
  Class A*+                       15,015         1,022,972
BISYS Group, Inc.*                57,815           951,057
Euronet Worldwide, Inc.*          31,034           807,505
CSG Systems International,
  Inc.*                           42,640           797,368
iPayment Holdings, Inc.*          14,400           713,088
Sapient Corp.*                    23,160           183,195
TNS, Inc.*                         8,010           175,018
                                              -------------

TOTAL IT CONSULTING & SERVICES                   4,650,203
                                              -------------

COMMUNICATIONS EQUIPMENT 1.2%
F5 Networks, Inc.*+               22,730         1,107,406


                                                    MARKET
                                  SHARES             VALUE
-----------------------------------------------------------
Extreme Networks, Inc.*          130,010      $    851,565
CommScope, Inc.*+                 33,430           631,827
Sycamore Networks, Inc.*         127,715           518,523
Arris Group, Inc.*+               64,050           450,912
Ditech Communications Corp.*      27,950           417,853
Black Box Corp.+                   8,010           384,640
ViaSat, Inc.*                      3,978            96,546
                                              -------------

TOTAL COMMUNICATIONS EQUIPMENT                   4,459,272
                                              -------------

COMPUTERS & PERIPHERALS 1.0%
Brocade Communications Systems,
  Inc.*+                         134,330         1,026,281
Intergraph Corp.*                 25,630           690,216
Electronics for Imaging, Inc.*+   31,260           544,237
PalmOne, Inc.*+                   16,361           516,189
Komag, Inc.*+                     27,230           511,379
McData Corp. - Class A*           68,460           408,022
                                              -------------

TOTAL COMPUTERS & PERIPHERALS                    3,696,324
                                              -------------

TOTAL INFORMATION TECHNOLOGY                    39,841,026
                                              -------------

CONSUMER DISCRETIONARY 8.5%

HOTELS RESTAURANTS & LEISURE 1.9%
La Quinta Corp.*                 100,695           915,318
Rare Hospitality International,
  Inc.*                           26,040           829,634
Sunterra Corp.*+                  55,280           776,131
Landry's Restaurants, Inc.        22,815           663,004
Steak N Shake Co.*                30,230           607,018
Ameristar Casinos, Inc.           13,832           596,298
Six Flags, Inc.*                 110,900           595,533
Vail Resorts, Inc.*               18,494           414,635
P.F. Chang's China Bistro,
  Inc.*+                           7,210           406,284
Isle of Capri Casinos, Inc.*      11,410           292,667
Bluegreen Corp.*                  12,730           252,436
Krispy Kreme Doughnuts, Inc.*+    15,814           199,256
Navigant International*           13,610           165,634
Red Robin Gourmet Burgers, Inc.*   2,330           124,585
Life Time Fitness, Inc.*           3,800            98,344
Multimedia Games, Inc.*            4,590            72,338

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                    MARKET
                                  SHARES             VALUE
-----------------------------------------------------------
Marcus Corp.                         200      $      5,028
                                              -------------

TOTAL HOTELS RESTAURANTS & LEISURE               7,014,143
                                              -------------

SPECIALTY RETAIL 1.8%
Charming Shoppes, Inc.*           92,680           868,412
Cato Corp. - Class A              26,023           749,983
Sonic Automotive, Inc.            30,010           744,248
Group 1 Automotive, Inc.*         21,740           684,810
United Auto Group, Inc.           23,139           684,683
Movie Gallery, Inc.+              33,625           641,229
West Marine, Inc.*                25,630           634,342
Select Comfort Corp.*             16,620           298,163
Cost Plus, Inc.*                   9,010           289,491
Finish Line, Inc. - Class A+      14,410           263,703
Bebe Stores, Inc.                  8,715           235,131
Sports Authority, Inc.*+           8,010           206,257
HOT Topic, Inc.*                   9,010           154,882
Christopher & Banks Corp.+         7,423           136,954
Jos. A.  Bank Clothiers, Inc.*+    4,000           113,200
Guess ?, Inc.*                     5,810            72,916
                                              -------------

TOTAL SPECIALTY RETAIL                           6,778,404
                                              -------------

MEDIA 1.4%
RH Donnelley Corp.*+              14,600           862,130
Cumulus Media, Inc. - Class A*    44,650           673,322
Entravision Communications Corp.
   - Class A*                     74,027           618,125
Lin TV Corp. - Class A*+          31,230           596,493
Insight Communications Co.,
   Inc.*                          63,251           586,337
Reader's Digest Association,
   Inc.                           38,990           542,351
Mediacom Communications Corp.*    84,950           530,937
Emmis Communications Corp. -
   Class A*                       26,630           511,030
Sinclair Broadcast Group, Inc.
   - Class A+                     23,410           215,606
Primedia, Inc.*                   25,606            97,303
                                              -------------

TOTAL MEDIA                                      5,233,634
                                              -------------

HOUSEHOLD DURABLES 1.1%
Yankee Candle Co., Inc.*          27,625           916,597
Ethan Allen Interiors, Inc.+      21,040           842,021
WCI Communities, Inc.*            28,230           829,962

                                                    MARKET
                                  SHARES             VALUE
-----------------------------------------------------------
Libbey, Inc.                      24,023      $    533,551
Interface, Inc. - Class A*        40,810           406,876
Champion Enterprises, Inc.*       22,890           270,560
Tempur-Pedic International,
  Inc.*+                           6,610           140,132
Blount International, Inc.*        7,410           129,082
                                              -------------

TOTAL HOUSEHOLD DURABLES                         4,068,781
                                              -------------

AUTO COMPONENTS 0.7%
Goodyear Tire & Rubber Co.*+      77,070         1,129,846
Tenneco Automotive, Inc.*         45,445           783,472
Superior Industries
  International, Inc.+            14,405           418,465
Exide Technologies*               22,415           308,879
                                              -------------

TOTAL AUTO COMPONENTS                            2,640,662
                                              -------------

TEXTILES & APPAREL 0.6%
K-Swiss, Inc. - Class A           28,270           823,222
Brown Shoe Co., Inc.              23,820           710,551
Oxford Industries, Inc.           15,219           628,545
Warnaco Group, Inc.*              14,005           302,508
                                              -------------

TOTAL TEXTILES & APPAREL                         2,464,826
                                              -------------

LEISURE EQUIPMENT & PRODUCTS 0.4%
SCP Pool Corp.                    26,425           842,957
K2, Inc.*                         42,600           676,488
                                              -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS               1,519,445
                                              -------------

AUTOMOBILES 0.2%
Winnebago Industries, Inc.+       19,700           769,482
Thor Industries, Inc.              3,660           135,603
                                              -------------

TOTAL AUTOMOBILES                                  905,085
                                              -------------

INTERNET & CATALOG RETAIL 0.2%
1-800-FLOWERS.com, Inc.*          65,021           546,827
Priceline.com, Inc.*+              8,590           202,638
                                              -------------

TOTAL INTERNET & CATALOG RETAIL                    749,465
                                              -------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                    MARKET
                                  SHARES             VALUE
-----------------------------------------------------------
MULTILINE RETAIL 0.1%
ShopKo Stores, Inc.*              31,216      $    583,115
                                              -------------

TOTAL MULTILINE RETAIL                             583,115
                                              -------------

DISTRIBUTORS 0.1%
Handleman Co.                     14,605           313,715
                                              -------------

TOTAL DISTRIBUTORS                                 313,715
                                              -------------

TOTAL CONSUMER DISCRETIONARY                    32,271,275
                                              -------------

INDUSTRIALS 8.2%

COMMERCIAL SERVICES & SUPPLIES 2.3%
Resources Connection, Inc.*+      17,620           956,942
Ionics, Inc.*+                    21,615           936,794
Brady Corp. - Class A             12,604           788,632
Mobile Mini, Inc.*                22,418           740,691
Sotheby's Holdings, Inc. -
  Class A*+                       40,435           734,300
Bowne & Co., Inc.                 45,020           732,025
Kelly Services, Inc.              21,614           652,311
Central Parking Corp.             42,742           647,541
Spherion Corp.*                   73,860           620,424
Korn/Ferry International, Inc.*   27,030           560,872
Imagistics International, Inc.*    9,205           309,840
Jackson Hewitt Tax Service,
   Inc.                           12,010           303,253
Rollins, Inc.                      6,000           157,920
NCO Group, Inc.*                   5,324           137,625
Tetra Tech, Inc.*+                 7,590           127,057
Casella Waste Systems, Inc. -
  Class A*                         7,746           113,401
Waste Connections, Inc.*             450            15,413
                                              -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES             8,535,041
                                              -------------

MACHINERY 1.9%
Toro Co.+                         11,810           960,744
Watts Industries, Inc. -
  Class A.                        23,221           748,645
Wabtec Corp.                      34,425           733,941
Thomas Industries, Inc.           18,214           727,103
Wabash National Corp.*+           23,300           627,469
Mueller Industries, Inc.          18,620           599,564
Terex Corp.*+                     12,010           572,277
Astec Industries, Inc.*           29,430           506,490
Barnes Group, Inc.                19,020           504,220


                                                    MARKET
                                  SHARES             VALUE
-----------------------------------------------------------
Middleby Corp.                     9,367      $    475,094
Tecumseh Products Co. - Class A    7,740           369,972
Gardner Denver, Inc.*              9,101           330,275
Bucyrus International, Inc.
   - Class A                       2,384            96,886
                                              -------------

TOTAL MACHINERY                                  7,252,680
                                              -------------

ROAD & RAIL 0.9%
Swift Transportation Co.,
  Inc.*+                          38,640           829,987
Kansas City Southern*+            45,142           800,368
Dollar Thrifty Automotive
  Group, Inc.*                    25,490           769,798
Old Dominion Freight Line,
  Inc.*                           13,608           473,558
RailAmerica, Inc.*                30,849           402,579
USF Corp.                          5,383           204,285
                                              -------------

TOTAL ROAD & RAIL                                3,480,575
                                              -------------

AEROSPACE & DEFENSE 0.9%
Moog, Inc. - Class A*             18,548           841,152
DRS Technologies, Inc.*           17,820           761,092
Aviall, Inc.*                     28,030           643,849
Cubic Corp.                       24,620           619,685
Curtiss-Wright Corp.               3,595           206,389
EDO Corp.                          5,010           159,068
Teledyne Technologies, Inc.*       2,600            76,518
                                              -------------

TOTAL AEROSPACE & DEFENSE                        3,307,753
                                              -------------

ELECTRICAL EQUIPMENT 0.6%
Thomas & Betts Corp.*             29,340           902,205
II-Vi, Inc.*                      16,215           688,975
Franklin Electric Co., Inc.       15,015           634,534
A.O. Smith Corp.                   5,310           158,981
Plug Power, Inc.*+                 9,405            57,465
                                              -------------

TOTAL ELECTRICAL EQUIPMENT                       2,442,160
                                              -------------

BUILDING PRODUCTS 0.5%
Trex Co., Inc.*+                  13,210           692,733
Jacuzzi Brands, Inc.*             67,437           586,702
Apogee Enterprises, Inc.          35,035           469,819
                                              -------------

TOTAL BUILDING PRODUCTS                          1,749,254
                                              -------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                    MARKET
                                  SHARES             VALUE
-----------------------------------------------------------
CONSTRUCTION & ENGINEERING 0.4%
Washington Group
  International, Inc.*            16,480      $    679,800
Shaw Group, Inc.*+                33,591           599,599
Mastec, Inc.*                      4,567            46,173
                                              -------------

TOTAL CONSTRUCTION & ENGINEERING                 1,325,572
                                              -------------

AIR FREIGHT & COURIERS 0.2%
Pacer International, Inc.*+       28,980           616,115
EGL, Inc.*                         7,734           231,169
                                              -------------

TOTAL AIR FREIGHT & COURIERS                       847,284
                                              -------------

AIRLINES 0.2%
Alaska Air Group, Inc.*+          13,010           435,705
ExpressJet Holdings, Inc.*+       18,220           234,674
Continental Airlines, Inc. -
  Class B*                        12,719           172,215
                                              -------------

TOTAL AIRLINES                                     842,594
                                              -------------

MARINE 0.1%
Kirby Corp.*                      10,405           461,774
                                              -------------

TOTAL MARINE                                       461,774
                                              -------------

TRADING COMPANIES & DISTRIBUTORS 0.1%
Watsco, Inc.                      10,805           380,552
                                              -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS             380,552
                                              -------------

INDUSTRIAL CONGLOMERATES 0.1%
Tredegar Corp.                    14,050           283,950
                                              -------------

TOTAL INDUSTRIAL CONGLOMERATES                     283,950
                                              -------------

TOTAL INDUSTRIALS                               30,909,189
                                              -------------

HEALTH CARE 7.3%

HEALTH CARE EQUIPMENT & SUPPLIES 2.3%
Intuitive Surgical, Inc.*         26,810         1,072,936
Sola International, Inc.*         33,225           915,017
Steris Corp.*                     36,901           875,292

                                                    MARKET
                                  SHARES             VALUE
-----------------------------------------------------------
West Pharmaceutical Services,
  Inc.                            29,224       $   731,477
Haemonetics Corp./MA*+            19,220           695,956
Conmed Corp.*                     24,420           694,016
Kyphon, Inc.*+                    25,420           654,819
Analogic Corp.                    14,005           627,284
Varian, Inc.*                     12,750           522,878
Laserscope*                       13,500           484,785
Align Technology, Inc.*           42,480           456,660
Mentor Corp.                      10,085           340,268
Biosite, Inc.*+                    4,960           305,238
Intermagnetics General Corp.*      7,610           193,370
                                              -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES           8,569,996
                                              -------------

HEALTH CARE PROVIDERS & SERVICES 2.0%
Cerner Corp.*+                    16,960           901,763
Chemed Corp.                      11,410           765,725
eResearch Technology, Inc.*       48,230           764,445
NDCHealth Corp.+                  37,940           705,305
IDX Systems Corp.*                19,220           662,321
Magellan Health Services, Inc.*   19,190           655,530
Parexel International Corp.*      31,122           631,777
First Health Group Corp.*         28,270           528,932
Apria Healthcare Group, Inc.*     14,730           485,353
American Healthways, Inc.*+       13,070           431,833
Per-Se Technologies, Inc.*        26,625           421,474
Pediatrix Medical Group, Inc.*     4,871           311,988
Advisory Board Co.*                3,810           140,513
Genesis HealthCare Corp.*          3,260           114,198
Odyssey HealthCare, Inc.*          6,931            94,816
LabOne, Inc.*                      1,230            39,409
AMN Healthcare Services, Inc.*     2,233            35,527
                                              -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES           7,690,909
                                              -------------

BIOTECHNOLOGY 2.0%
Human Genome Sciences, Inc.*      72,430           870,609
Transkaryotic Therapies, Inc.*    33,230           843,710
United Therapeutics Corp.*+       17,990           812,249
Alexion Pharmaceuticals, Inc.*+   32,230           812,196

                                                    MARKET
                                  SHARES             VALUE
-----------------------------------------------------------
Cubist Pharmaceuticals, Inc.*     59,417      $    702,903

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

Vertex Pharmaceuticals, Inc.*+    63,670           672,992
Exelixis, Inc.*                   70,765           672,268
NPS Pharmaceuticals, Inc.*+       30,190           551,873
Medarex, Inc.*+                   49,989           538,881
Vicuron Pharmaceuticals, Inc.*    27,653           481,439
Abgenix, Inc.*+                   42,745           441,983
Serologicals Corp.*                7,010           155,061
Digene Corp.*+                     2,683            70,160
MannKind Corp.*                    2,200            34,650
                                              -------------

TOTAL BIOTECHNOLOGY                              7,660,974
                                              -------------

PHARMACEUTICALS 1.0%
Bone Care International, Inc.*    23,820           663,387
Perrigo Co.                       37,120           641,062
Connetics Corp.*+                 25,220           612,594
Kos Pharmaceuticals, Inc.*        16,130           607,133
Alpharma, Inc. - Class A          32,840           556,638
First Horizon Pharmaceutical*     23,890           546,842
                                              -------------

TOTAL PHARMACEUTICALS                            3,627,656
                                              -------------

TOTAL HEALTH CARE                               27,549,535
                                              -------------

MATERIALS 3.6%

CHEMICALS 1.7%
Cytec Industries, Inc.            19,420           998,576
Airgas, Inc.                      31,820           843,548
Mosaic Co.*+                      51,650           842,928
Georgia Gulf Corp.+               16,840           838,632
MacDermid, Inc.+                  22,215           801,962
PolyOne Corp.*                    79,110           716,737
Arch Chemicals, Inc.              21,622           622,281
FMC Corp.*                        10,010           483,483
Minerals Technologies, Inc.        2,150           143,405
Westlake Chemical Corp.            3,554           118,704
                                              -------------

TOTAL CHEMICALS                                  6,410,256
                                              -------------

METALS & MINING 1.1%
Allegheny Technologies, Inc.+     49,040         1,062,697
Cleveland-Cliffs, Inc.+            8,410           873,462
GrafTech International Ltd.*+     55,660           526,544
AK Steel Holding Corp.*           33,700           487,639

                                                    MARKET
                                  SHARES             VALUE
-----------------------------------------------------------
Oregon Steel Mills, Inc.*         21,312      $    432,420
Wheeling-Pittsburgh Corp.*         9,405           362,469
Stillwater Mining Co.*            20,570           231,618
Hecla Mining Co.*                 24,061           140,276
                                              -------------

TOTAL METALS & MINING                            4,117,125
                                              -------------

CONTAINERS & PACKAGING 0.4%
AptarGroup, Inc.                  18,160           958,485
Silgan Holdings, Inc.             11,410           695,554
Crown Holdings, Inc.*+             8,210           112,805
                                              -------------

TOTAL CONTAINERS & PACKAGING                     1,766,844
                                              -------------

PAPER & FOREST PRODUCTS 0.2%
Potlatch Corp.+                   16,530           836,087
                                              -------------

TOTAL PAPER & FOREST PRODUCTS                      836,087
                                              -------------

CONSTRUCTION MATERIALS 0.2%
Texas Industries, Inc.+           10,550           658,109
                                              -------------

TOTAL CONSTRUCTION MATERIALS                       658,109
                                              -------------

TOTAL MATERIALS                                 13,788,421
                                              -------------

ENERGY 2.7%

OIL & GAS 1.5%
Vintage Petroleum, Inc.           34,835           790,406
Stone Energy Corp.*               16,000           721,440
Frontier Oil Corp.                26,230           699,292
Spinnaker Exploration Co.*        19,420           681,059
Holly Corp.                       23,560           656,617
Tesoro Corp.*                     19,460           619,996
Plains Exploration &
  Production Co.*+                21,690           563,940
Meridian Resource Corp.*          49,620           300,201
Whiting Petroleum Corp.*           7,610           230,202
Overseas Shipholding Group,
   Inc.+                           3,530           194,856
Comstock Resources, Inc.*          6,010           132,521
Energy Partners Ltd.*              4,967           100,681
Brigham Exploration Co.*           4,843            43,587
                                              -------------

TOTAL OIL & GAS                                  5,734,798
                                              -------------

ENERGY EQUIPMENT & SERVICES 1.2%
Maverick Tube Corp.*+             24,420           739,926

                                                    MARKET
                                  SHARES             VALUE
-----------------------------------------------------------
Cal Dive International, Inc.*+    15,630       $   636,923
Universal Compression
  Holdings, Inc.*                 18,020           629,078
Unit Corp.*+                      16,100           615,181
Dril-Quip, Inc.*                  21,221           514,821

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

Atwood Oceanics, Inc.*             7,585           395,179
Newpark Resources, Inc.*          58,055           298,983
Offshore Logistics, Inc.*          5,420           175,987
Veritas DGC, Inc.*                 6,595           147,794
Lone Star Technologies, Inc.*      3,800           127,148
Todco - Class A*+                  5,850           107,757
                                              -------------

TOTAL ENERGY EQUIPMENT & SERVICES                4,388,777
                                              -------------

TOTAL ENERGY                                    10,123,575
                                              -------------

UTILITIES 2.0%

GAS UTILITIES 0.8%
Southern Union Co.*+              37,440           897,811
Atmos Energy Corp.                32,210           880,943
Laclede Group, Inc.               21,420           667,233
South Jersey Industries, Inc.     12,410           652,270
                                              -------------

TOTAL GAS UTILITIES                              3,098,257
                                              -------------

ELECTRIC UTILITIES 0.6%
Cleco Corp.+                      38,635           782,745
Duquesne Light Holdings, Inc.+    40,373           761,031
IDACORP, Inc.                     24,476           748,232
                                              -------------

TOTAL ELECTRIC UTILITIES                         2,292,008
                                              -------------

MULTI-UTILITIES 0.5%
CMS Energy Corp.*+                85,260           890,967
Sierra Pacific Resources*+        80,470           844,935
                                              -------------

TOTAL MULTI-UTILITIES                            1,735,902
                                              -------------

WATER UTILITIES 0.1%
American States Water Co.         15,615           405,990
                                              -------------

TOTAL WATER UTILITIES                              405,990
                                              -------------

TOTAL UTILITIES                                  7,532,157
                                              -------------


                                                    MARKET
                                  SHARES             VALUE
-----------------------------------------------------------
CONSUMER STAPLES 1.5%

FOOD PRODUCTS 0.6%
Chiquita Brands International,
   Inc.                           35,840      $    790,630
Sanderson Farms, Inc.+            16,384           709,100
American Italian Pasta Co. -
   Class A+                       16,820           391,065
Ralcorp Holdings, Inc.             5,894           247,135
                                              -------------

TOTAL FOOD PRODUCTS                              2,137,930
                                              -------------

FOOD & DRUG RETAILING 0.4%
Longs Drug Stores Corp.           26,110           719,853
Central European Distribution
  Corp.*                          24,278           717,172
Smart & Final, Inc.*               9,805           141,094
Winn-Dixie Stores, Inc.+          16,001            72,804
                                              -------------

TOTAL FOOD & DRUG RETAILING                      1,650,923
                                              -------------

PERSONAL PRODUCTS 0.2%
Nu Skin Enterprises, Inc.+        31,150           790,587
                                              -------------

TOTAL PERSONAL PRODUCTS                            790,587
                                              -------------

HOUSEHOLD PRODUCTS 0.2%
Central Garden and Pet Co.*       13,010           543,038
                                              -------------

TOTAL HOUSEHOLD PRODUCTS                           543,038
                                              -------------

TOBACCO 0.1%
Vector Group Ltd.                 24,450           406,604
                                              -------------

TOTAL TOBACCO                                      406,604
                                              -------------

TOTAL CONSUMER STAPLES                           5,529,082
                                              -------------

TELECOMMUNICATION SERVICES 0.4%

WIRELESS TELECOMMUNICATION SERVICES 0.3%
USA Mobility, Inc.*               20,937           739,285
Ubiquitel, Inc.*                  26,230           186,758

                                                    MARKET
                                  SHARES             VALUE
-----------------------------------------------------------
Dobson Communications Corp. -
   Class A*+                      92,280      $    158,722
                                              -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES        1,084,765
                                              -------------

DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
Time Warner Telecom, Inc. -
   Class A*                       65,965           287,607

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

Golden Telecom, Inc.              10,080           266,314
                                              -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES       553,921
                                              -------------

TOTAL TELECOMMUNICATION SERVICES                 1,638,686
                                              -------------

TOTAL COMMON STOCKS
 (Cost $198,525,782)                           216,986,613
                                              -------------

                                    FACE            MARKET
                                  AMOUNT             VALUE
-----------------------------------------------------------
REPURCHASE AGREEMENTS  37.5%

Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
 1.55% due 01/03/05         $ 44,113,291        44,113,291
Morgan Stanley, Inc. at 1.48%
 due 01/03/05                 52,071,628        52,071,628
Bear Stearns Cos., Inc. at
 1.45% due 01/03/05           45,562,675        45,562,675
                                              -------------

TOTAL REPURCHASE AGREEMENTS
(Cost $141,747,594)                            141,747,594
                                              -------------

SECURITIES LENDING COLLATERAL  6.5%
Investment in Securities Lending Short
Term
 Investment Portfolio Held by
  U.S. Bank                   24,513,731        24,513,731
                                              -------------


TOTAL SECURITIES LENDING COLLATERAL
(Cost $24,513,731)                              24,513,731
                                              =============

TOTAL INVESTMENTS 101.3%
 (Cost $364,787,107)                          $383,247,938
                                              =============


LIABILITIES IN EXCESS OF OTHER
 ASSETS - (1.3)%                              $ (4,977,402)
                                              =============

NET ASSETS - 100.0%                           $378,270,536
                                              =============

                                                UNREALIZED
                               CONTRACTS              GAIN
-----------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2005 Russell 2000 Index
Mini Futures Contracts
 (Aggregate Market Value of
 Contracts $277,899,750)           4,259      $  5,931,133

                                                UNREALIZED
                                   UNITS              GAIN
-----------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
February 2005 Russell 2000
Index Swap, Maturing
02/24/05**
 (Notional Market Value
 $68,902,188)                    105,748      $  3,586,790
March 2005 Russell 2000 Index
Swap, Maturing 03/02/05**
 (Notional Market Value
 $2,979,829)                       4,573            33,666
                                              -------------

(TOTAL NOTIONAL MARKET VALUE $71,882,017)     $  3,620,456
                                              =============



*Non-Income Producing Securities.
**Price Return based on Russell 2000 Index +/- financing at a variable rate.
+All or a portion of this security is on loan at December 31, 2004.

INVERSE SMALL-CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                        FACE          MARKET
                                      AMOUNT           VALUE
------------------------------------------------------------

REPURCHASE AGREEMENTS  70.6%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
 1.55% due 01/03/05              $ 2,527,396     $ 2,527,396
Morgan Stanley, Inc. at
 1.48% due 01/03/05                2,983,355       2,983,355
Bear Stearns Cos., Inc. at
 1.45% due 01/03/05                2,610,435       2,610,435
                                                 -----------
TOTAL REPURCHASE AGREEMENTS
 (Cost $8,121,186)                                 8,121,186
                                                 -----------
TOTAL INVESTMENTS 70.6%
 (Cost $8,121,186)                               $ 8,121,186
                                                 ===========


OTHER ASSETS IN EXCESS OF
 LIABILITIES - 29.4%                             $ 3,374,272
                                                 ===========


NET ASSETS - 100.0%                              $11,495,458
------------------------------------------------------------
                                                  UNREALIZED
                                   CONTRACTS            LOSS
------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2005 Russell 2000 Index
Mini Futures Contracts
 (Aggregate Market Value of
 Contracts $1,696,500)                    26     $   (25,221)
                                       UNITS
------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
February 2005 Russell 2000
Index Swap, Maturing
02/24/05*
 (Notional Market Value
 $9,811,386)                          15,058     $   (32,654)
                                                 ===========

*Price Return based on Russell 2000 Index +/- financing at a variable rate.

U.S. GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------



                                        FACE          MARKET
                                      AMOUNT           VALUE
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS  94.0%
U.S. Treasury Bond
 5.38% due 02/15/31             $ 81,906,000   $  88,599,256
                                               -------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $81,890,953)                               88,599,256
                                               -------------

REPURCHASE AGREEMENTS  4.9%

Collateralized by U.S. Treasury Obligations
Lehman Brothers Inc. at 1.55%
 due 01/03/05                      1,433,677       1,433,677
Morgan Stanley, Inc. at 1.48%
 due 01/03/05                      1,692,321       1,692,321
Bear Stearns Cos. at 1.45%
 due 01/03/05                      1,480,781       1,480,781
                                               -------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $4,606,779)                                 4,606,779
                                               -------------
TOTAL INVESTMENTS 98.9%
 (Cost $86,497,732)                            $  93,206,035
                                               =============

OTHER ASSETS IN EXCESS OF
 LIABILITIES - 1.1%                            $   1,032,354
                                               =============

NET ASSETS - 100.0%                            $  94,238,389
------------------------------------------------------------
                                                  UNREALIZED
                                   CONTRACTS            GAIN
------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2005 U.S. Treasury
Bond Futures Contracts
 (Aggregate Market Value of
 Contracts $34,537,500)                  307   $     142,934

JUNO MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                        FACE          MARKET
                                      AMOUNT           VALUE
-------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  89.2%
Farmer Mac*
  1.90% due 01/06/05           $ 100,000,000    $ 99,984,167
  2.03% due 01/27/05              80,000,000      79,891,733
  1.91% due 01/11/05              50,000,000      49,978,778
  2.25% due 01/24/05              50,000,000      49,934,375
  2.07% due 02/02/05              50,000,000      49,913,750
  2.19% due 02/24/05              26,500,000      26,416,172
Federal Farm Credit Bank*
  2.18% due 01/18/05              50,000,000      49,954,583
  2.20% due 01/25/05              50,000,000      49,932,778
Federal Home Loan Bank*
  2.02% due 01/28/05             145,000,000     144,796,597
  2.06% due 01/12/05             100,000,000      99,948,500
  2.09% due 01/14/05             100,000,000      99,936,139
  2.00% due 01/05/05              75,000,000      74,991,667
  2.00% due 01/26/05              75,000,000      74,904,167
  2.04% due 01/11/05              60,000,000      59,972,800
  2.09% due 01/03/05              50,000,000      50,000,000
  2.15% due 01/05/05              50,000,000      49,994,028
  2.00% due 01/07/05              50,000,000      49,988,889
  2.09% due 01/12/05              50,000,000      49,973,937
  2.07% due 01/13/05              50,000,000      49,971,250
  1.99% due 01/19/05              50,000,000      49,955,778
  2.25% due 01/21/05              50,000,000      49,943,750
  2.16% due 01/26/05              50,000,000      49,931,000
  2.21% due 01/26/05              50,000,000      49,929,403
  2.20% due 02/04/05              50,000,000      49,902,222
  2.27% due 02/11/05              50,000,000      49,877,042
  2.28% due 02/16/05              50,000,000      49,860,667
  2.23% due 02/18/05              50,000,000      49,857,528
  2.24% due 02/28/05              50,000,000      49,825,778
  2.27% due 03/02/05              50,000,000      49,817,138
  2.26% due 03/03/05              50,000,000      49,814,805
  2.26% due 03/04/05              50,000,000      49,811,667
  2.10% due 01/14/05              30,000,000      29,980,750
  2.22% due 01/07/05              25,000,000      24,993,833
  2.28% due 02/25/05              25,000,000      24,916,083
Freddie Mac*
  2.16% due 01/04/05             100,000,000      99,994,000
  1.93% due 01/04/05              50,000,000      49,997,326
  2.04% due 01/10/05              50,000,000      49,980,167
  1.96% due 01/18/05              50,000,000      49,959,166
  2.25% due 01/18/05              50,000,000      49,953,125
  2.23% due 01/31/05              50,000,000      49,913,278
  2.31% due 02/23/05              50,000,000      49,836,375
  2.28% due 03/01/05              50,000,000      49,819,500
  2.25% due 03/28/05              50,000,000      49,737,500

                                        FACE          MARKET
                                      AMOUNT           VALUE
-------------------------------------------------------------
  2.20% due 02/15/05              25,000,000      24,934,305
                                             ---------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
 (Cost $2,463,026,496)                         2,463,026,496
                                             ---------------

                                  CONTRACTS
                               -------------
OPTIONS PURCHASED 0.0%
Call Options on:
 March 2005 U.S. Treasury
 Bond Futures Contracts
 Expiring March 2005 with
 strike price 1260                     8,285         129,453
March 2005 U.S. Treasury
Bond Futures Contracts
 Expiring March 2005 with
 strike price of 1240                    731          11,422
                                             ---------------

TOTAL OPTIONS PURCHASED
 (Cost $183,746)                                     140,875
                                             ---------------

                                        FACE
                                      AMOUNT
                               -------------
REPURCHASE AGREEMENTS  93.1%

Joint Repurchase Agreement
Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at
  1.55% due 01/03/05           $ 114,430,888     114,430,888
Morgan Stanley, Inc. at 1.48%
  due 01/03/05                   135,074,999     135,074,999
Bear Stearns Cos. at 1.45%
  due 01/03/05                   118,190,625     118,190,625

Individual Repurchase Agreement
Citigroup, Inc. at 1.10% due
  01/03/05
  (Secured by U.S. Treasury
  Bonds, at a rate of 5.375%
  and maturing 02/15/31, as a
  collateral, with a market
  value of $875,000,000)         857,843,137     857,843,137
Lehman Brothers, Inc. at 0.95%
  due 01/03/05
  (Secured by U.S. Treasury
  Bonds, at a rate of 5.375%
  and maturing 02/15/31, as a
  collateral, with a market
  value of $1,371,624,375)     1,344,690,000   1,344,690,000
                                             ---------------

TOTAL REPURCHASE AGREEMENTS
 (Cost $2,570,229,649)                         2,570,229,649
                                             ---------------

TOTAL INVESTMENTS 182.3%
 (Cost $5,033,439,891)                       $ 5,033,397,020
                                             ===============

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (82.3)%                           $(2,271,975,755)
                                             ===============



--------------------------------------------------------------------------------

JUNO MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                          $ 2,761,421,265

-------------------------------------------------------------
                                                  UNREALIZED
                                   CONTRACTS     GAIN (LOSS)
-------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2005 U.S. Treasury
Bond Futures Contracts
  (Aggregate Market Value of
  Contracts $863,550,000)              7,676 $    (1,813,050)
                                             ===============

                                        FACE
                                      AMOUNT
                               -------------
U.S. TREASURY OBLIGATIONS SOLD SHORT

U.S. Treasury Bond
(Market Value $2,173,849,043)  2,009,625,000 $       227,000
                                             ===============


*The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

LARGE-CAP EUROPE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                   FACE             MARKET
                                 AMOUNT              VALUE
-----------------------------------------------------------
REPURCHASE AGREEMENTS  95.3%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at
  1.55% due 01/03/05+      $ 48,205,026       $ 48,205,026
Morgan Stanley, Inc. at 1.48%
  due 01/03/05               32,596,163         32,596,163
Bear Stearns Cos. at 1.45% due
  01/03/05                   28,521,643         28,521,643
                                             -------------

TOTAL REPURCHASE AGREEMENTS
 (Cost $109,322,832)                           109,322,832
                                             -------------

TOTAL INVESTMENTS 95.3%
 (Cost $109,322,832)                         $ 109,322,832
                                             =============

OTHER ASSETS IN EXCESS OF
  LIABILITIES - 4.7%                         $   5,445,898
                                             =============

NET ASSETS - 100.0%                          $ 114,768,730

-----------------------------------------------------------
                                                UNREALIZED
                                  UNITS               GAIN
-----------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
March 2005 Dow Jones Europe
STOXX 50 Index Swap,
Maturing 03/14/05
  (Notional Market Value
  $143,349,457)                  37,922      $   2,689,829
                                             =============

*Price Return based on Dow Jones Europe STOXX 50 Index
 +/- financing at a variable rate.
+All or a portion of this security is held as collateral at December 31, 2004.

LARGE-CAP JAPAN FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------



                                   FACE             MARKET
                                 AMOUNT              VALUE
-----------------------------------------------------------
REPURCHASE AGREEMENTS  88.7%

Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
  1.55% due 01/03/05*      $ 22,847,542        $22,847,542
Morgan Stanley, Inc. at 1.48%
  due 01/03/05               15,828,199         15,828,199
Bear Stearns Cos., Inc. at
  1.45% due 01/03/05         13,849,674         13,849,674
                                               -----------

TOTAL REPURCHASE AGREEMENTS
 (Cost $52,525,415)                             52,525,415
                                               -----------

TOTAL INVESTMENTS 88.7%
 (Cost $52,525,415)                            $52,525,415
                                               -----------

OTHER ASSETS IN EXCESS OF
  LIABILITIES - 11.3%                          $ 6,691,776
                                               -----------

NET ASSETS - 100.0%                            $59,217,191
                                               -----------

-----------------------------------------------------------

                                                UNREALIZED
                              CONTRACTS               GAIN
-----------------------------------------------------------
FUTURES CONTRACT PURCHASED
March 2005 Yen Currency
Exchange Futures Contracts
  (Aggregate Market Value of
  Contracts $6,612,975)              54        $    68,939
March 2005 Nikkei 225 Futures
Contracts
  (Aggregate Market Value of
  Contracts $3,991,650)              69            106,551
                                               -----------

(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$10,604,625)                                   $   175,490
                                               ===========


                                  UNITS
                               --------
EQUITY INDEX SWAP AGREEMENT
March 2005 Topix 100 Index
Swap, Maturing 03/14/05**
  (Notional Market Value
  $69,603,173)                8,565,739        $ 5,286,266
                                               ===========


*All or a portion of this security is held as collateral at December 31, 2004. **Price Return based on Topix 100 Index +/- financing at a variable rate.

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                                    MARKET
                                  SHARES             VALUE
----------------------------------------------------------
COMMON STOCKS  99.4%

INDUSTRIALS 21.9%

COMMERCIAL SERVICES & SUPPLIES 5.7%
Waste Connections, Inc.*          24,604     $     842,687
United Stationers, Inc.*          17,162           792,884
Ionics, Inc.*+                    11,849           513,536
ABM Industries, Inc.              24,914           491,304
Tetra Tech, Inc.*+                28,900           483,786
G & K Services, Inc. - Class A    10,873           472,106
School Specialty, Inc.*           11,768           453,774
NCO Group, Inc.*                  16,384           423,526
Consolidated Graphics, Inc.*       7,131           327,313
Viad Corp.                        11,485           327,208
Bowne & Co., Inc.                 18,419           299,493
Central Parking Corp.             19,001           287,865
Imagistics International, Inc.*    8,500           286,110
Spherion Corp.*                   31,623           265,633
Mobile Mini, Inc.*                 7,588           250,708
Volt Information Sciences, Inc.*   7,890           231,887
CDI Corp.                         10,196           217,991
Standard Register Co.             14,658           206,971
PRG-Schultz International, Inc.*  31,807           159,989
SOURCECORP, Inc.*                  8,166           156,052
Insurance Auto Auctions, Inc.*     6,036           135,327
Angelica Corp.                     4,631           125,269
On Assignment, Inc.*              13,081            67,890
                                             -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES             7,819,309
                                             -------------

MACHINERY 5.0%
Timken Co.                        46,387         1,206,990
Briggs & Stratton Corp.+          26,400         1,097,712
Reliance Steel & Aluminum Co.     16,770           653,359
Mueller Industries, Inc.          18,686           601,689
Albany International Corp. -
 Class A                          16,213           570,049
Watts Industries, Inc. -
 Class A                          16,541           533,282
Gardner Denver, Inc.*             10,327           374,767
Thomas Industries, Inc.            9,118           363,991
Barnes Group, Inc.                11,871           314,700
Valmont Industries, Inc.          12,405           311,490
Stewart & Stevenson Services,
 Inc.                             14,910           301,629

                                                    MARKET
                                  SHARES             VALUE
----------------------------------------------------------
Robbins & Myers, Inc.              7,535     $     179,559
Astec Industries, Inc.*           10,354           178,192
Lydall, Inc.*                      8,389            99,493
Wolverine Tube, Inc.*              7,700            99,407
                                             -------------

TOTAL MACHINERY                                  6,886,309
                                             -------------

AEROSPACE & DEFENSE 2.4%
Curtiss-Wright Corp.              11,078           635,988
Moog, Inc. - Class A*             13,334           604,697
DRS Technologies, Inc.*           13,967           596,530
Esterline Technologies Corp.*     12,739           415,928
Cubic Corp.                       13,905           349,989
Triumph Group, Inc.*               8,212           324,374
AAR Corp.*                        16,706           227,536
Kaman Corp. - Class A             11,838           149,751
                                             -------------

TOTAL AEROSPACE & DEFENSE                        3,304,793
                                             -------------

ROAD & RAIL 2.3%
Yellow Roadway Corp.*+            24,940         1,389,407
Arkansas Best Corp.               13,094           587,790
Kansas City Southern*+            32,242           571,651
USF Corp.                         14,498           550,199
                                             -------------

TOTAL ROAD & RAIL                                3,099,047
                                             -------------

TRADING COMPANIES & DISTRIBUTORS 1.5%
Hughes Supply, Inc.+              33,980         1,099,253
Watsco, Inc.                      13,883           488,959
Applied Industrial Technologies,
 Inc.                             15,205           416,617
                                             -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS           2,004,829
                                             -------------

CONSTRUCTION & ENGINEERING 1.4%
URS Corp.*                        22,564           724,304
Shaw Group, Inc.*+                32,923           587,676
EMCOR Group, Inc.*                 7,866           355,386
Insituform Technologies, Inc.
 - Class A*                       13,875           314,546
                                             -------------

TOTAL CONSTRUCTION & ENGINEERING                 1,981,912
                                             -------------

ELECTRICAL EQUIPMENT 1.3%
A.O. Smith Corp.                  15,291           457,812
Woodward Governor Co.              5,878           420,924

                                                    MARKET
                                  SHARES             VALUE
----------------------------------------------------------
Regal-Beloit Corp.+               12,718        $  363,735
Vicor Corp.                       21,800           285,798
C&D Technologies, Inc.            13,167           224,366





--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                December 31, 2004
--------------------------------------------------------------------------------

MagneTek, Inc.*                   14,557           100,443
                                             -------------

TOTAL ELECTRICAL EQUIPMENT                       1,853,078
                                             -------------

BUILDING PRODUCTS 1.2%
Lennox International, Inc.        30,906           628,937
Griffon Corp.*+                   15,200           410,400
Universal Forest Products, Inc.+   9,343           405,486
Apogee Enterprises, Inc.          14,025           188,076
                                             -------------

TOTAL BUILDING PRODUCTS                          1,632,899
                                             -------------

AIRLINES 0.7%
SkyWest, Inc.                     29,458           590,927
Frontier Airlines, Inc.*          18,219           207,879
Mesa Air Group, Inc.*+            16,230           128,866
                                             -------------

TOTAL AIRLINES                                     927,672
                                             -------------

INDUSTRIAL CONGLOMERATES 0.4%
Tredegar Corp.                    20,034           404,887
Standex International Corp.        6,458           183,989
                                             -------------

TOTAL INDUSTRIAL CONGLOMERATES                     588,876
                                             -------------

TOTAL INDUSTRIALS                               30,098,724
                                             -------------

FINANCIALS 20.0%

BANKS 5.3%
South Financial Group, Inc.       36,535         1,188,483
Whitney Holding Corp.             21,801           980,827
Chittenden Corp.                  23,675           680,183
Provident Bankshares Corp.        17,162           624,182
Susquehanna Bancshares, Inc.      23,943           597,378
Umpqua Holding Corp.              23,134           583,208
First Republic Bank                8,512           451,136
Community Bank System, Inc.       15,870           448,327
Irwin Financial Corp.             14,710           417,617
Boston Private Financial
 Holdings, Inc.+                  14,300           402,831
Riggs National Corp.              16,376           348,154
Sterling Bancshares, Inc./TX      23,051           328,938

                                                    MARKET
                                  SHARES             VALUE
----------------------------------------------------------
Gold Banc Corp., Inc.             20,600     $     301,172
                                             -------------

TOTAL BANKS                                      7,352,436
                                             -------------

THRIFTS & MORTGAGE FINANCE 5.1%
Fremont General Corp.+            39,600           997,128
Downey Financial Corp.            14,448           823,536
MAF Bancorp, Inc.                 17,427           781,078
Flagstar Bancorp, Inc.            31,516           712,262
Commercial Federal Corp.          20,399           606,054
Bankunited Financial Corp.
 - Class A*                       15,584           497,909
Brookline Bancorp, Inc.           30,346           495,247
Waypoint Financial Corp.          17,360           492,156
Sterling Financial Corp./WA*      11,825           464,249
FirstFed Financial Corp.*          8,533           442,607
Anchor BanCorp Wisconsin, Inc.    11,923           347,555
Dime Community Bancshares         19,100           342,081
                                             -------------

TOTAL THRIFTS & MORTGAGE FINANCE                 7,001,862
                                             -------------

REAL ESTATE 4.4%
Shurgard Storage Centers, Inc.
 - Class A                        24,104         1,060,817
Capital Automotive REIT           22,284           791,639
Entertainment Properties Trust    13,171           586,768
Lexington Corporate
 Properties Trust                 24,891           562,039
Colonial Properties Trust+        14,240           559,205
Commercial Net Lease Realty       26,621           548,392
Gables Residential Trust          15,178           543,221
CRT Properties, Inc.              16,200           386,532
Glenborough Realty Trust, Inc.    16,573           352,673
Sovran Self Storage, Inc.          8,219           346,349
Parkway Properties, Inc./MD        5,975           303,231
                                             -------------

TOTAL REAL ESTATE                                6,040,866
                                             -------------

INSURANCE 3.7%
UICI                              23,482           796,040
Delphi Financial Group, Inc.
 - Class A                        16,449           759,121
Selective Insurance Group, Inc.   14,378           636,083
ProAssurance Corp.*+              15,125           591,539
RLI Corp.                         13,071           543,361

                                                    MARKET
                                  SHARES             VALUE
----------------------------------------------------------
LandAmerica Financial Group, Inc.  9,233     $     497,936
Zenith National Insurance Corp.    9,972           497,004
Stewart Information Services
 Corp.+                            9,395           391,302
Presidential Life Corp.           15,224           258,199
SCPIE Holdings Inc.*               5,160            51,084
                                             -------------

TOTAL INSURANCE                                  5,021,669
                                             -------------



--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                December 31, 2004
--------------------------------------------------------------------------------


CAPITAL MARKETS 0.8%
Piper Jaffray Cos., Inc.*         10,266           492,255
Investment Technology Group,
 Inc.*                            21,745           434,900
SWS Group, Inc.                    8,975           196,732
                                             -------------

TOTAL CAPITAL MARKETS                            1,123,887
                                             -------------

CONSUMER FINANCE 0.4%
Cash America International,
 Inc.                             14,829           440,866
Rewards Network, Inc.*            12,900            90,300
                                             -------------

TOTAL CONSUMER FINANCE                             531,166
                                             -------------

DIVERSIFIED FINANCIALS 0.3%
Financial Federal Corp.*+          9,029           353,937
                                             -------------

TOTAL DIVERSIFIED FINANCIALS                       353,937
                                             -------------

TOTAL FINANCIALS                                27,425,823
                                             -------------

CONSUMER DISCRETIONARY 14.6%

SPECIALTY RETAIL 5.1%
Zale Corp.*+                      26,885           803,055
Men's Wearhouse, Inc.*+           18,545           592,698
GameStop Corp. - Class B*         26,300           589,383
Linens 'N Things, Inc.*+          23,428           581,014
Sonic Automotive, Inc.            21,200           525,760
Burlington Coat Factory
 Warehouse Corp.                  23,134           525,142
PEP Boys-Manny Moe & Jack         29,336           500,766
Stage Stores, Inc.*                9,200           381,984
Group 1 Automotive, Inc.*         11,999           377,968
Jo-Ann Stores, Inc.*              11,750           323,595
TBC Corp.*                        11,525           320,395

                                                    MARKET
                                  SHARES             VALUE
----------------------------------------------------------
Movie Gallery, Inc.+              16,116     $     307,332
Dress Barn, Inc.*                 15,484           272,518
Building Material Holding Corp.    7,099           271,821
Haverty Furniture Cos., Inc.      11,735           217,098
Gymboree Corp.*                   15,975           204,800
Goody's Family Clothing, Inc.     16,991           155,298
Hancock Fabrics, Inc./DE           9,852           102,165
                                             -------------

TOTAL SPECIALTY RETAIL                           7,052,792
                                             -------------

HOUSEHOLD DURABLES 3.0%
M.D.C. Holdings, Inc.+            16,686         1,442,338
Standard-Pacific Corp.            17,354         1,113,085
La-Z-Boy, Inc.+                   26,749           411,132
Russ Berrie & Co., Inc.           10,841           247,608
Skyline Corp.                      4,337           176,950
National Presto Industries,
 Inc.                              3,518           160,069
Libbey, Inc.                       7,175           159,357
Bassett Furniture Industries,
 Inc.                              6,032           118,378
Department 56, Inc.*               7,066           117,649
Applica, Inc.*                    12,483            75,522
Enesco Group, Inc.*                7,478            60,422
Fedders Corp.                     15,680            56,762
                                             -------------

TOTAL HOUSEHOLD DURABLES                         4,139,272
                                             -------------

HOTELS RESTAURANTS & LEISURE 2.8%
Jack in the Box, Inc.*+           19,119           704,918
Aztar Corp.*                      17,734           619,271
Pinnacle Entertainment, Inc.*     20,627           408,002
Landry's Restaurants, Inc.        13,720           398,703
Marcus Corp.                      15,620           392,687
Ryan's Restaurant Group, Inc.*    21,386           329,772
Lone Star Steakhouse &
 Saloon, Inc.                     10,555           295,540
Steak N Shake Co.*                14,300           287,144
Multimedia Games, Inc.*           14,600           230,096
O'Charleys, Inc.*                 10,945           213,975
                                             -------------

TOTAL HOTELS RESTAURANTS & LEISURE               3,880,108
                                             -------------

TEXTILES & APPAREL 1.1%
Kellwood Co.+                     14,385           496,283
Russell Corp.                     16,713           325,569
Brown Shoe Co., Inc.               9,408           280,641
Stride Rite Corp.                 18,835           210,387

                                                    MARKET
                                  SHARES             VALUE
----------------------------------------------------------
Haggar Corp.                       3,719     $      87,318
Ashworth, Inc.*                    7,005            76,284
                                             -------------

TOTAL TEXTILES & APPAREL                         1,476,482
                                             -------------

LEISURE EQUIPMENT & PRODUCTS 0.7%
K2, Inc.*                         23,887           379,325
Jakks Pacific, Inc.*+             13,599           300,674
Sturm Ruger & Co., Inc.           14,000           126,420
Action Performance Cos., Inc.+     9,525           104,680
Meade Instruments Corp.*          10,372            35,576
                                             -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                 946,675
                                             -------------

INTERNET & CATALOG RETAIL 0.5%
Insight Enterprises, Inc.*        25,006           513,123



--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                December 31, 2004
--------------------------------------------------------------------------------
J. Jill Group, Inc.*              10,400           154,856
                                             -------------

TOTAL INTERNET & CATALOG RETAIL                    667,979
                                             -------------

MULTILINE RETAIL 0.5%
Fred's, Inc.                      20,400           354,960
ShopKo Stores, Inc.*              15,130           282,629
                                             -------------

TOTAL MULTILINE RETAIL                             637,589
                                             -------------

AUTO COMPONENTS 0.4%
Superior Industries
 International, Inc.+             12,700           368,935
Standard Motor Products, Inc.     10,229           161,618
                                             -------------

TOTAL AUTO COMPONENTS                              530,553
                                             -------------

AUTOMOBILES 0.3%
Monaco Coach Corp.                15,300           314,721
Coachmen Industries, Inc.          8,176           141,935
                                             -------------

TOTAL AUTOMOBILES                                  456,656
                                             -------------

MEDIA 0.1%
4Kids Entertainment, Inc.*         6,980           146,720
                                             -------------

TOTAL MEDIA                                        146,720
                                             -------------


                                                    MARKET
                                  SHARES             VALUE
----------------------------------------------------------
DISTRIBUTORS 0.1%
Advanced Marketing Services,
 Inc.                              9,887     $      99,463
                                             -------------

TOTAL DISTRIBUTORS                                  99,463
                                             -------------

TOTAL CONSUMER DISCRETIONARY                    20,034,289
                                             -------------

INFORMATION TECHNOLOGY 13.8%

ELECTRONIC EQUIPMENT & INSTRUMENTS 4.5%
Benchmark Electronics, Inc.*      21,186           722,443
Anixter International, Inc.*+     19,163           689,676
Coherent, Inc.*                   15,703           477,999
Aeroflex, Inc.*                   38,205           463,045
Paxar Corp.*                      20,552           455,638
Technitrol, Inc.*                 20,713           376,977
Checkpoint Systems, Inc.*+        19,265           347,733
Veeco Instruments, Inc.*          15,400           324,478
Electro Scientific Industries,
 Inc.*                            14,778           292,013
Agilsys, Inc.                     16,746           287,026
Itron, Inc.*                      11,000           263,010
CTS Corp.                         18,636           247,672
Methode Electronics, Inc. -
 Class A                          18,583           238,792
Park Electrochemical Corp.        10,340           224,171
Photon Dynamics, Inc.*             8,700           211,236
Radisys Corp.*+                    9,959           194,698
Bell Microproducts, Inc.*         14,567           140,135
Gerber Scientific, Inc.*          11,580            88,124
Planar Systems, Inc.*              7,563            84,933
                                             -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS         6,129,799
                                             -------------

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 4.3%
Skyworks Solutions, Inc.*+        79,946           753,891
Varian Semiconductor Equipment
 Associates, Inc.*                18,900           696,465
Cymer, Inc.*                      18,900           558,306
Axcelis Technologies, Inc.*       51,400           417,882
Brooks Automation, Inc.*          23,100           397,782
FEI Co.*+                         17,300           363,300
DSP Group, Inc.*                  14,500           323,785
Exar Corp.*                       21,616           306,731
Photronics, Inc.*+                16,965           279,923
Dupont Photomasks, Inc.*           9,649           254,830

                                                    MARKET
                                  SHARES             VALUE
----------------------------------------------------------
Ultratech, Inc.*                  12,345     $     232,703
Actel Corp.*                      13,179           231,160
Cohu, Inc.                        11,193           207,742
Standard Microsystems Corp.*       9,557           170,401
Advanced Energy Industries, Inc.* 16,800           153,384
Rudolph Technologies, Inc.*+       8,685           149,121
ESS Technologies, Inc.*           20,290           144,262
Kopin Corp.*                      36,000           139,320
Pericom Semiconductor Corp.*      13,740           129,568
Alliance Semiconductor Corp.*     18,373            67,980
                                             -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                        5,978,536
                                             -------------


COMMUNICATIONS EQUIPMENT 1.6%
Belden CDT, Inc.                  24,071           558,447
Black Box Corp.                    8,971           430,787
Symmetricom, Inc.*                23,248           225,738
C-COR, Inc.*                      22,375           208,088
Bel Fuse, Inc. - Class B           5,800           195,982
Audiovox Corp. - Class A*         11,815           186,441
Network Equipment
 Technologies, Inc.*              12,562           123,359


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                December 31, 2004
--------------------------------------------------------------------------------

PC-Tel, Inc.*                     10,789            85,557
Tollgrade Communications, Inc.*    6,834            83,648
Brooktrout, Inc.*                  6,630            79,626
                                             -------------

TOTAL COMMUNICATIONS EQUIPMENT                   2,177,673
                                             -------------

SOFTWARE 1.4%
THQ, Inc.*                        20,175           462,814
Verity, Inc.*                     19,358           253,977
JDA Software Group, Inc.*         15,103           205,703
MRO Software, Inc.*               13,000           169,260
SPSS, Inc.*                        9,150           143,106
EPIQ Systems, Inc.*                9,240           135,274
MapInfo Corp.*                    10,600           126,988
Concord Communications, Inc.*      9,500           105,260
Phoenix Technologies, Ltd.*       12,589           103,985
NYFIX, Inc.*                      16,645           103,033
Radiant Systems, Inc.*            13,590            88,471

                                                    MARKET
                                  SHARES             VALUE
----------------------------------------------------------
Captaris, Inc.*                   15,512     $      80,042
                                             -------------

TOTAL SOFTWARE                                   1,977,913
                                             -------------

COMPUTERS & PERIPHERALS 0.9%
Hutchinson Technology, Inc.*      13,546           468,285
Adaptec, Inc.*+                   57,191           434,080
Pinnacle Systems, Inc.*           35,692           217,721
SBS Technologies, Inc.*            8,100           113,076
                                             -------------

TOTAL COMPUTERS & PERIPHERALS                    1,233,162
                                             -------------

IT CONSULTING & SERVICES 0.7%
MAXIMUS, Inc.*                    11,245           349,944
Ciber, Inc.*                      32,101           309,454
Pegasus Solutions, Inc.*          11,250           141,750
Intrado, Inc.*                     9,000           108,900
                                             -------------

TOTAL IT CONSULTING & SERVICES                     910,048
                                             -------------

INTERNET SOFTWARE & SERVICES 0.4%
Digital Insight Corp.*            18,506           340,510
FindWhat.com*+                    15,700           278,361
                                             -------------

TOTAL INTERNET SOFTWARE & SERVICES                 618,871
                                             -------------

TOTAL INFORMATION TECHNOLOGY                    19,026,002
                                             -------------

HEALTH CARE 7.9%

HEALTH CARE PROVIDERS & SERVICES 4.7%
Pediatrix Medical Group, Inc.*    11,600           742,980
Accredo Health, Inc.*             25,100           695,772
United Surgical Partners
 International, Inc.*             14,800           617,160
Province Healthcare Co.*+         25,632           572,875
Owens & Minor, Inc.               20,199           569,006
Priority Healthcare Corp. -
 Class B*                         22,600           492,002
Sunrise Senior Living, Inc.*      10,594           491,138
Chemed Corp.                       6,440           432,188
NDCHealth Corp.                   18,500           343,915
Cross Country Healthcare, Inc.*   16,647           300,978
Parexel International Corp.*      13,455           273,136
RehabCare Group, Inc.*             8,487           237,551

                                                    MARKET
                                  SHARES             VALUE
----------------------------------------------------------
Gentiva Health Services, Inc.*    12,514     $     209,234
Hooper Holmes, Inc.               33,387           197,651
OCA, Inc.*+                       25,653           162,897
Curative Health Services, Inc.*    6,700            45,895
                                             -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES           6,384,378
                                             -------------

HEALTH CARE EQUIPMENT & SUPPLIES 2.6%
Invacare Corp.                    16,041           742,057
Sola International, Inc.*         16,679           459,340
Conmed Corp.*                     15,504           440,624
Analogic Corp.                     7,043           315,456
Viasys Healthcare, Inc.*          16,121           306,299
Datascope Corp.                    7,701           305,653
Vital Signs, Inc.                  6,617           257,533
Wilson Greatbatch Technologies,
 Inc.*                            11,100           248,862
DJ Orthopedics, Inc.*             11,100           237,762
ICU Medical, Inc.*+                7,000           191,380
Theragenics Corp*                 15,580            63,255
Osteotech, Inc.*                   8,875            48,812
                                             -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES           3,617,033
                                             -------------

PHARMACEUTICALS 0.5%
Alpharma, Inc. - Class A          27,132           459,887



--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                December 31, 2004
--------------------------------------------------------------------------------


Bradley Pharmaceuticals, Inc.*     8,200           159,080
                                             -------------

TOTAL PHARMACEUTICALS                              618,967
                                             -------------

BIOTECHNOLOGY 0.1%
Arqule, Inc.*                     15,030            87,024
Savient Pharmaceuticals, Inc.*    31,086            84,243
                                             -------------

TOTAL BIOTECHNOLOGY                                171,267
                                             -------------

TOTAL HEALTH CARE                               10,791,645
                                             -------------

MATERIALS 7.2%

METALS & MINING 2.7%
Commercial Metals Co.             15,265           771,798
Carpenter Technology Corp.        12,463           728,587
Quanex Corp.+                      8,536           585,314

                                                    MARKET
                                  SHARES             VALUE
----------------------------------------------------------
Century Aluminum Co.*             16,600     $     435,916
Aleris International, Inc.*       14,824           250,822
RTI International Metals, Inc.*   11,235           230,767
Ryerson Tull, Inc.                12,975           204,356
Brush Engineered Materials,
 Inc.*                             9,938           183,853
Steel Technologies, Inc.           6,663           183,299
A.M. Castle & Co.*                 8,201            97,920
                                             -------------

TOTAL METALS & MINING                            3,672,632
                                             -------------

CHEMICALS 2.1%
OM Group, Inc.*+                  14,726           477,417
PolyOne Corp.*                    47,052           426,291
H.B. Fuller Co.                   14,857           423,573
Cambrex Corp.                     13,553           367,286
Arch Chemicals, Inc.              12,201           351,145
A. Schulman, Inc.                 15,697           336,073
Wellman, Inc.                     16,367           174,963
Material Sciences Corp.*           7,491           134,763
Quaker Chemical Corp.              5,014           124,548
Penford Corp.                      4,537            71,367
                                             -------------

TOTAL CHEMICALS                                  2,887,426
                                             -------------

CONTAINERS & PACKAGING 1.4%
AptarGroup, Inc.                  18,314           966,613
Rock-Tenn Co. - Class A           18,467           279,960
Chesapeake Corp.                  10,175           276,353
Caraustar Industries, Inc.*       14,752           248,129
Myers Industries, Inc.            17,634           225,715
                                             -------------

TOTAL CONTAINERS & PACKAGING                     1,996,770
                                             -------------

CONSTRUCTION MATERIALS 0.5%
Texas Industries, Inc.+           11,240           701,151
                                             -------------

TOTAL CONSTRUCTION MATERIALS                       701,151
                                             -------------

PAPER & FOREST PRODUCTS 0.5%
Schweitzer-Mauduit
 International, Inc.               7,751           263,147
Buckeye Technologies, Inc.*       19,127           248,842

                                                    MARKET
                                  SHARES             VALUE
----------------------------------------------------------
Pope & Talbot, Inc.               8,398      $     143,690
                                             -------------

TOTAL PAPER & FOREST PRODUCTS                      655,679
                                             -------------

TOTAL MATERIALS                                  9,913,658
                                             -------------

UTILITIES 6.6%

GAS UTILITIES 4.0%
UGI Corp.                         26,419         1,080,801
Atmos Energy Corp.                39,330         1,075,676
Southern Union Co.*+              42,291         1,014,144
Piedmont Natural Gas Co.+         39,376           915,098
Northwest Natural Gas Co.         14,191           478,804
Southwest Gas Corp.               18,452           468,681
Laclede Group, Inc.               10,949           341,061
Cascade Natural Gas Corp.          5,859           124,211
                                             -------------

TOTAL GAS UTILITIES                              5,498,476
                                             -------------

ELECTRIC UTILITIES 2.1%
Allete, Inc.                      15,328           563,304
Cleco Corp.+                      25,109           508,708
El Paso Electric Co.*+            24,316           460,545
Unisource Energy Corp. Co.        17,545           423,010
CH Energy Group, Inc.              8,200           394,010
UIL Holding Corp.                  7,546           387,110
Central Vermont Public
 Service Corp.                     6,334           147,329
Green Mountain Power Corp.         2,649            76,371
                                             -------------

TOTAL ELECTRIC UTILITIES                         2,960,387
                                             -------------

MULTI-UTILITIES 0.3%
Avista Corp.                      25,109           443,676
                                             -------------

TOTAL MULTI-UTILITIES                              443,676
                                             -------------



--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                December 31, 2004
--------------------------------------------------------------------------------


WATER UTILITIES 0.2%
American States Water Co.          8,699           226,174
                                             -------------

TOTAL WATER UTILITIES                              226,174
                                             -------------

TOTAL UTILITIES                                  9,128,713
                                             -------------

ENERGY 3.6%

ENERGY EQUIPMENT & SERVICES 2.4%
Maverick Tube Corp.*              22,100           669,630

                                                    MARKET
                                  SHARES             VALUE
----------------------------------------------------------
SEACOR Holdings, Inc.*             9,480     $     506,232
Oceaneering International, Inc.*  13,315           496,916
Offshore Logistics, Inc.*         12,126           393,731
Veritas DGC, Inc.*+               17,370           389,262
Input/Output, Inc.*+              39,900           352,716
W-H Energy Services, Inc.*        14,146           316,305
Dril-Quip, Inc.*                   9,009           218,558
                                             -------------

TOTAL ENERGY EQUIPMENT & SERVICES                3,343,350
                                             -------------

OIL & GAS 1.2%
Stone Energy Corp.*               13,864           625,128
Spinnaker Exploration Co.*        17,358           608,745
Swift Energy Co.*                 14,299           413,813
                                             -------------

TOTAL OIL & GAS                                  1,647,686
                                             -------------

TOTAL ENERGY                                     4,991,036
                                             -------------

CONSUMER STAPLES 3.5%

FOOD PRODUCTS 1.9%
Corn Products International, Inc. 18,836         1,008,856
Flowers Foods, Inc.               22,421           708,055
Hain Celestial Group, Inc.*       18,906           390,787
J&J Snack Foods Corp.              4,668           228,872
American Italian Pasta Co.
 - Class A+                        9,360           217,620
                                             -------------

TOTAL FOOD PRODUCTS                              2,554,190
                                             -------------

FOOD & DRUG RETAILING 1.5%
Performance Food Group Co.*       24,002           645,894
Longs Drug Stores Corp.           19,311           532,404
Casey's General Stores, Inc.      25,963           471,228
Nash Finch Co.                     6,476           244,534
Great Atlantic & Pacific
 Tea Co.*                         19,751           202,448
                                             -------------

TOTAL FOOD & DRUG RETAILING                      2,096,508
                                             -------------

                                                    MARKET
                                  SHARES             VALUE
----------------------------------------------------------
TOBACCO 0.1%
DIMON, Inc.                       23,233     $     156,126
                                             -------------

TOTAL TOBACCO                                      156,126
                                             -------------

TOTAL CONSUMER STAPLES                           4,806,824
                                             -------------

TELECOMMUNICATION SERVICES 0.3%

DIVERSIFIED TELECOMMUNICATION SERVICES 0.2%
General Communication -
 Class A*                         29,784           328,815
                                             -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES       328,815
                                             -------------

WIRELESS TELECOMMUNICATION SERVICES 0.1%
Boston Communications Group,
 Inc.*                             9,137            84,426
                                             -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES           84,426
                                             -------------

TOTAL TELECOMMUNICATION SERVICES                   413,241
                                             -------------

TOTAL COMMON STOCKS
(Cost $120,671,040)                            136,629,955
                                             -------------


                                    FACE
                                  AMOUNT
                              ----------
REPURCHASE AGREEMENTS  0.2%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at 1.55%
  due 01/03/05                  $ 98,825            98,825
Morgan Stanley, Inc. at 1.48%
  due 01/03/05                   116,654           116,654
Bear Stearns Cos. at 1.45%
  due 01/03/05                   102,072           102,072
                                             -------------

TOTAL REPURCHASE AGREEMENTS
(Cost $317,551)                                    317,551
                                             -------------



--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                December 31, 2004
--------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL  7.1%
Investment in Securities Lending Short
Term
 Investment Portfolio Held by
  U.S. Bank                    9,698,851         9,698,851
                                             -------------

TOTAL SECURITIES LENDING COLLATERAL
 (Cost $9,698,851)                               9,698,851
                                             =============

TOTAL INVESTMENTS 106.7%
 (Cost $130,687,442)                         $ 146,646,357
                                             =============

LIABILITIES IN EXCESS OF OTHER
 ASSETS - (6.7)%                             $  (9,235,509)
                                             =============

NET ASSETS - 100.0%                          $ 137,410,848
*Non-Income Producing Securities.
+All or a portion of this security is on loan at December 31, 2004. REIT - Real Estate Investment Trust.

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                                    MARKET
                                                  SHARES             VALUE
--------------------------------------------------------------------------
COMMON STOCKS  99.5%

FINANCIALS 24.3%

INSURANCE 8.0%
Fidelity National Financial, Inc.                 50,915     $   2,325,288
Everest Re Group Ltd.                             16,364         1,465,560
Old Republic International Corp.                  53,233         1,346,795
W.R. Berkley Corp.                                24,565         1,158,731
First American Corp.+                             26,150           918,911
Unitrin, Inc.                                     20,031           910,409
Protective Life Corp.                             20,314           867,205
Stancorp Financial Group, Inc.                     8,345           688,462
American Financial Group, Inc./OH+                21,574           675,482
HCC Insurance Holdings, Inc.+                     19,814           656,240
AmerUs Group Co.+                                 11,463           519,274
Allmerica Financial Corp.*                        15,649           513,757
Ohio Casualty Corp.*                              18,026           418,383
Horace Mann Educators Corp.                       12,568           239,797
                                                             -------------

TOTAL INSURANCE                                                 12,704,294
                                                             -------------
THRIFTS & MORTGAGE FINANCE 5.1%
New York Community Bancorp, Inc.+                 77,380         1,591,707
Radian Group, Inc.                                26,828         1,428,323
PMI Group, Inc.+                                  27,808         1,160,984
Independence Community Bank Corp.+                24,680         1,050,874
Astoria Financial Corp.                           21,716           867,989
Webster Financial Corp.                           15,522           786,034
IndyMac Bancorp, Inc.+                            18,107           623,786
Washington Federal, Inc.                          22,980           609,889
                                                             -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                 8,119,586
                                                             -------------

BANKS 4.6%
Banknorth Group, Inc.+                            51,351         1,879,447
Hibernia Corp. - Class A                          45,248         1,335,268
Mercantile Bankshares Corp.                       23,138         1,207,804
City National Corp.+                              14,400         1,017,360
Colonial BancGroup, Inc.                          39,077           829,605
FirstMerit Corp.+                                 24,647           702,193

                                                                    MARKET
                                                  SHARES             VALUE
--------------------------------------------------------------------------
Greater Bay Bancorp+                              14,872     $     414,631
                                                             -------------

TOTAL BANKS                                                      7,386,308
                                                             -------------

REAL ESTATE 3.2%
Liberty Property Trust                            24,973         1,078,834
AMB Property Corp.+                               24,239           979,013
Hospitality Properties Trust                      19,641           903,486
Mack-Cali Realty Corp.                            17,780           818,414
New Plan Excel Realty Trust                       29,915           810,098
Highwoods Properties, Inc.                        15,669           434,031
                                                             -------------

TOTAL REAL ESTATE                                                5,023,876
                                                             -------------

CAPITAL MARKETS 1.5%
A.G. Edwards, Inc.+                               22,269           962,244
Jefferies Group, Inc.+                            16,740           674,287
Raymond James Financial, Inc.+                    21,503           666,163
LaBranche & Co., Inc.*                            17,515           156,934
                                                             -------------

TOTAL CAPITAL MARKETS                                            2,459,628
                                                             -------------

DIVERSIFIED FINANCIALS 1.2%
Leucadia National Corp.                           20,961         1,456,370
GATX Corp.+                                       14,411           425,989
                                                             -------------

TOTAL DIVERSIFIED FINANCIALS                                     1,882,359
                                                             -------------

CONSUMER FINANCE 0.7%
AmeriCredit Corp.*                                45,340         1,108,563
                                                             -------------

TOTAL CONSUMER FINANCE                                           1,108,563
                                                             -------------

TOTAL FINANCIALS                                                38,684,614
                                                             -------------

CONSUMER DISCRETIONARY 16.9%

HOUSEHOLD DURABLES 7.0%
D.R. Horton, Inc.+                                68,095         2,744,910
Lennar Corp. - Class A+                           45,610         2,585,175
Mohawk Industries, Inc.*+                         19,480         1,777,550
Toll Brothers, Inc.*+                             21,764         1,493,228
Hovnanian Enterprises, Inc. - Class A*            17,800           881,456
Ryland Group, Inc.+                               13,984           804,639
American Greetings Corp. - Class A+               20,025           507,634



--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                December 31, 2004
--------------------------------------------------------------------------------

                                                                    MARKET
                                                  SHARES             VALUE
--------------------------------------------------------------------------
Furniture Brands International, Inc.+             15,466     $     387,423
                                                             -------------

TOTAL HOUSEHOLD DURABLES                                        11,182,015
                                                             -------------

SPECIALTY RETAIL 2.7%
Foot Locker, Inc.                                 45,478         1,224,722
Barnes & Noble, Inc.*                             20,491           661,245
Rent-A-Center, Inc.*                              22,100           585,650
Borders Group, Inc.                               21,927           556,946
Pier 1 Imports, Inc.                              25,070           493,879
AnnTaylor Stores Corp.*+                          20,594           443,389
Payless Shoesource, Inc.*+                        19,905           244,831
                                                             -------------

TOTAL SPECIALTY RETAIL                                           4,210,662
                                                             -------------

MEDIA 2.0%
Belo Corp. - Class A                              33,589           881,375
Lee Enterprises, Inc.+                            13,200           608,256
Entercom Communications Corp.*                    14,662           526,219
Media General, Inc.                                6,940           449,782
Scholastic Corp.*                                 11,605           428,921
Emmis Communications Corp. - Class A*             16,375           314,236
                                                             -------------

TOTAL MEDIA                                                      3,208,789
                                                             -------------

AUTO COMPONENTS 2.0%
Lear Corp.+                                       19,662         1,199,579
BorgWarner, Inc.+                                 16,356           886,004
ArvinMeritor, Inc.                                20,210           452,098
Modine Manufacturing Co.                          10,144           342,563
Bandag, Inc.                                       5,668           282,323
                                                             -------------

TOTAL AUTO COMPONENTS                                            3,162,567
                                                             -------------

HOTELS RESTAURANTS & LEISURE 1.8%
Caesars Entertainment, Inc.*                      91,423         1,841,259
CBRL Group, Inc.+                                 14,164           592,763
Bob Evans Farms, Inc.                             10,312           269,556
Krispy Kreme Doughnuts, Inc.*+                    18,000           226,800
                                                             -------------

TOTAL HOTELS RESTAURANTS & LEISURE                               2,930,378
                                                             -------------

Multiline Retail 1.2%
Neiman-Marcus Group, Inc. - Class A+              14,208         1,016,440

                                                                    MARKET
                                                  SHARES             VALUE
--------------------------------------------------------------------------
Saks, Inc.*+                                      40,701     $     590,572
99 Cents Only Stores*                             20,300           328,048
                                                             -------------

TOTAL MULTILINE RETAIL                                           1,935,060
                                                             -------------

LEISURE EQUIPMENT & PRODUCTS 0.2%
Callaway Golf Co.                                 22,309           301,171
                                                             -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                 301,171
                                                             -------------

TOTAL CONSUMER DISCRETIONARY                                    26,930,642
                                                             -------------

INFORMATION TECHNOLOGY 13.2%

SOFTWARE 3.0%
Cadence Design Systems, Inc.*+                    78,970         1,090,576
Synopsys, Inc.*                                   44,400           871,128
Activision, Inc.*                                 40,600           819,308
Fair Isaac Corp.+                                 20,500           751,940
Sybase, Inc.*                                     27,800           554,610
Mentor Graphics Corp.*+                           22,300           340,967
Ascential Software Corp.*                         17,191           280,385
                                                             -------------

TOTAL SOFTWARE                                                   4,708,914
                                                             -------------

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.9%
International Rectifier Corp.*+                   19,500           869,115
Intersil Corp. - Class A                          43,938           735,522
Fairchild Semiconductor International, Inc.*      34,870           566,986
Atmel Corp.*                                     139,400           546,448
Cypress Semiconductor Corp.*+                     36,700           430,491
RF Micro Devices, Inc.*+                          54,720           374,285
Integrated Device Technology, Inc.*               31,140           359,978
Credence Systems Corp.*                           27,821           254,562
Lattice Semiconductor Corp.*                      33,163           189,029
Triquint Semiconductor, Inc.*                     40,113           178,503
LTX Corp.*                                        17,900           137,651
                                                             -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                    4,642,570
                                                             -------------

                                                                    MARKET
                                                  SHARES             VALUE
--------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS 2.2%
Arrow Electronics, Inc.*                          33,846     $     822,458
Tech Data Corp.*+                                 16,955           769,757
Vishay Intertechnology, Inc.*                     48,469           728,004
Avnet, Inc.*+                                     35,162           641,355
KEMET Corp.*                                      25,265           226,122




--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                December 31, 2004
--------------------------------------------------------------------------------

Newport Corp.*                                    12,561           177,110
Plexus Corp.*                                     12,696           165,175
                                                             -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                         3,529,981
                                                             -------------

IT CONSULTING & SERVICES 1.9%
CheckFree Corp.*+                                 25,289           963,005
Ceridian Corp.*                                   43,400           793,352
BISYS Group, Inc.*+                               35,076           577,000
MPS Group, Inc.*                                  29,891           366,464
Keane, Inc.*                                      18,156           266,893
                                                             -------------

TOTAL IT CONSULTING & SERVICES                                   2,966,714
                                                             -------------

COMPUTERS & PERIPHERALS 1.7%
Sandisk Corp.*+                                   47,600         1,188,572
Storage Technology Corp.*+                        31,092           982,818
Imation Corp.                                      9,938           316,327
McData Corp. - Class A*                           34,516           205,715
                                                             -------------

TOTAL COMPUTERS & PERIPHERALS                                    2,693,432
                                                             -------------

COMMUNICATIONS EQUIPMENT 1.5%
Utstarcom, Inc.*+                                 33,407           739,965
Polycom, Inc.*                                    28,570           666,253
3Com Corp.*                                      110,777           461,940
CommScope, Inc.*+                                 15,909           300,680
Powerwave Technologies, Inc.*                     30,488           258,538
                                                             -------------

TOTAL COMMUNICATIONS EQUIPMENT                                   2,427,376
                                                             -------------

TOTAL INFORMATION TECHNOLOGY                                    20,968,987
                                                             -------------

UTILITIES 11.0%

ELECTRIC UTILITIES 6.4%
Pepco Holdings, Inc.+                             54,833         1,169,039
Wisconsin Energy Corp.+                           34,120         1,150,185
Alliant Energy Corp.                              33,743           965,050
NSTAR                                             15,529           842,914
Puget Energy, Inc.+                               29,070           718,029

                                                                    MARKET
                                                  SHARES             VALUE
--------------------------------------------------------------------------
Northeast Utilities                               37,519     $     707,233
OGE Energy Corp.+                                 25,960           688,200
Hawaiian Electric Industries, Inc.                23,558           686,716
Great Plains Energy, Inc.+                        21,729           657,954
Westar Energy, Inc.                               25,109           574,243
WPS Resources Corp.                               11,004           549,760
PNM Resources, Inc.                               17,646           446,267
Duquesne Light Holdings, Inc.+                    22,426           422,730
IDACORP, Inc.                                     12,184           372,465
Black Hills Corp.                                  9,574           293,730
                                                             -------------

TOTAL ELECTRIC UTILITIES                                        10,244,515
                                                             -------------

MULTI-UTILITIES 3.9%
SCANA Corp.+                                      32,803         1,292,438
Energy East Corp.                                 42,918         1,145,052
MDU Resources Group, Inc.                         34,507           920,647
Oneok, Inc.                                       30,180           857,716
National Fuel Gas Co.                             24,135           683,986
Vectren Corp.                                     22,169           594,129
Sierra Pacific Resources*+                        34,296           360,108
Aquila, Inc.*                                     70,610           260,551
                                                             -------------

TOTAL MULTI-UTILITIES                                            6,114,627
                                                             -------------

GAS UTILITIES 0.7%
AGL Resources, Inc.                               21,828           725,563
WGL Holdings, Inc.                                14,155           436,540
                                                             -------------

TOTAL GAS UTILITIES                                              1,162,103
                                                             -------------

TOTAL UTILITIES                                                 17,521,245
                                                             -------------

INDUSTRIALS 8.6%

COMMERCIAL SERVICES & SUPPLIES 3.1%
Republic Services, Inc.                           44,049         1,477,403
Manpower, Inc.                                    26,380         1,274,154
Laureate Education, Inc.*                         14,206           626,343
Adesa, Inc.                                       26,785           568,378
DeVry, Inc.*+                                     20,500           355,880
Banta Corp.                                        7,340           328,538
Kelly Services, Inc.                              10,309           311,126
                                                             -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                             4,941,822
                                                             -------------

                                                                    MARKET
                                                  SHARES             VALUE
--------------------------------------------------------------------------
MACHINERY 2.1%
SPX Corp.+                                        21,905     $     877,514
AGCO Corp.*+                                      26,392           577,721
Kennametal, Inc.                                  11,112           553,044
Trinity Industries, Inc.+                         13,833           471,429
Flowserve Corp.*                                  16,110           443,669
Tecumseh Products Co. - Class A                    5,391           257,690
Federal Signal Corp.                              14,009           247,399
                                                             -------------

TOTAL MACHINERY                                                  3,428,466
                                                             -------------

CONSTRUCTION & ENGINEERING 0.9%
Jacobs Engineering Group, Inc.*                   16,500           788,535



--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                December 31, 2004
--------------------------------------------------------------------------------

Granite Construction, Inc.                        12,166           323,616
Quanta Services, Inc.*                            34,190           273,520
                                                             -------------

TOTAL CONSTRUCTION & ENGINEERING                                 1,385,671
                                                             -------------

ROAD & RAIL 0.6%
Werner Enterprises, Inc.                          23,050           521,852
Swift Transportation Co., Inc.*+                  21,408           459,844
                                                             -------------

TOTAL ROAD & RAIL                                                  981,696
                                                             -------------

INDUSTRIAL CONGLOMERATES 0.4%
Teleflex, Inc.                                    11,838           614,866
                                                             -------------

TOTAL INDUSTRIAL CONGLOMERATES                                     614,866
                                                             -------------

MARINE 0.3%
Alexander & Baldwin, Inc.+                        12,549           532,329
                                                             -------------

TOTAL MARINE                                                       532,329
                                                             -------------

ELECTRICAL EQUIPMENT 0.3%
Thomas & Betts Corp.*                             17,218           529,453
                                                             -------------

TOTAL ELECTRICAL EQUIPMENT                                         529,453
                                                             -------------

TRADING COMPANIES & DISTRIBUTORS 0.3%
United Rentals, Inc.*+                            22,743           429,843
                                                             -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                             429,843
                                                             -------------

                                                                    MARKET
                                                  SHARES             VALUE
--------------------------------------------------------------------------
BUILDING PRODUCTS 0.3%
York International Corp.+                         12,152     $     419,730
                                                             -------------

TOTAL BUILDING PRODUCTS                                            419,730
                                                             -------------

AIRLINES 0.2%
Alaska Air Group, Inc.*+                           7,911           264,939
                                                             -------------

TOTAL AIRLINES                                                     264,939
                                                             -------------

AEROSPACE & DEFENSE 0.1%
Sequa Corp. - Class A*                             3,102           189,687
                                                             -------------

TOTAL AEROSPACE & DEFENSE                                          189,687
                                                             -------------

TOTAL INDUSTRIALS                                               13,718,502
                                                             -------------

ENERGY 7.1%

ENERGY EQUIPMENT & SERVICES 4.1%
Weatherford International Ltd.*+                  39,702         2,036,713
ENSCO International, Inc.+                        44,085         1,399,258
Cooper Cameron Corp.*+                            16,078           865,157
Pride International, Inc.*+                       39,786           817,204
Tidewater, Inc.+                                  17,662           628,944
Helmerich & Payne, Inc.                           14,700           500,388
Hanover Compressor Co.*+                          22,840           322,729
                                                             -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                6,570,393
                                                             -------------

OIL & GAS 3.0%
Pioneer Natural Resources Co.                     42,517         1,492,347
Newfield Exploration Co.*                         18,206         1,075,064
Pogo Producing Co.                                18,843           913,697
Overseas Shipholding Group, Inc.+                 11,560           638,112
Forest Oil Corp.*+                                17,315           549,232
                                                             -------------

TOTAL OIL & GAS                                                  4,668,452
                                                             -------------

TOTAL ENERGY                                                    11,238,845
                                                             -------------

MATERIALS 6.5%

CHEMICALS 3.9%
Valspar Corp.+                                    15,100           755,151
Lubrizol Corp.                                    19,467           717,554

                                                                    MARKET
                                                  SHARES             VALUE
--------------------------------------------------------------------------
Scotts Co. - Class A*                              9,700     $     713,144
Cabot Corp.                                       18,053           698,290
RPM International, Inc.                           34,001           668,460
Cytec Industries, Inc.                            11,642           598,632
FMC Corp.*                                        10,815           522,364
Albemarle Corp.                                   12,262           474,662
Minerals Technologies, Inc.                        6,069           404,802
Sensient Technologies Corp.                       13,706           328,807
Ferro Corp.                                       12,294           285,098
                                                             -------------

TOTAL CHEMICALS                                                  6,166,964
                                                             -------------

Paper & Forest Products 0.8%
Bowater, Inc.+                                    16,242           714,161
Potlatch Corp.+                                    8,721           441,108
Glatfelter                                        12,858           196,470
                                                             -------------

TOTAL PAPER & FOREST PRODUCTS                                    1,351,739
                                                             -------------

CONTAINERS & PACKAGING 0.7%
Sonoco Products Co.+                              28,649           849,443



--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                December 31, 2004
--------------------------------------------------------------------------------

Longview Fibre Co.                                14,959           271,356
                                                             -------------

TOTAL CONTAINERS & PACKAGING                                     1,120,799
                                                             -------------

METALS & MINING 0.6%
Steel Dynamics, Inc.+                             13,200           500,016
Worthington Industries, Inc.                      23,200           454,256
                                                             -------------

TOTAL METALS & MINING                                              954,272
                                                             -------------

CONSTRUCTION MATERIALS 0.5%
Martin Marietta Materials, Inc.                   14,118           757,572
                                                             -------------

TOTAL CONSTRUCTION MATERIALS                                       757,572
                                                             -------------

TOTAL MATERIALS                                                 10,351,346
                                                             -------------

HEALTH CARE 5.7%

HEALTH CARE PROVIDERS & SERVICES 3.6%
Pacificare Health Systems, Inc.*                  24,647         1,393,048
Omnicare, Inc.+                                   30,400         1,052,448
Health Net, Inc.*                                 32,369           934,493
Triad Hospitals, Inc.*+                           22,467           835,997

                                                                    MARKET
                                                  SHARES             VALUE
--------------------------------------------------------------------------
Universal Health Services, Inc. - Class B+        17,070     $     759,615
Community Health Systems, Inc.*                   25,445           709,407
                                                             -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                           5,685,008
                                                             -------------

BIOTECHNOLOGY 1.3%
Millennium Pharmaceuticals, Inc.*+                89,326         1,082,631
Invitrogen Corp.*+                                14,994         1,006,547
                                                             -------------

TOTAL BIOTECHNOLOGY                                              2,089,178
                                                             -------------

HEALTH CARE EQUIPMENT & SUPPLIES 0.6%
Steris Corp.*                                     20,180           478,670
Varian, Inc.*                                     10,200           418,302
                                                             -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             896,972
                                                             -------------

Pharmaceuticals 0.2%
Perrigo Co.                                       21,100           364,397
                                                             -------------

TOTAL PHARMACEUTICALS                                              364,397
                                                             -------------

TOTAL HEALTH CARE                                                9,035,555
                                                             -------------

CONSUMER STAPLES 5.4%

FOOD PRODUCTS 3.2%
Tyson Foods, Inc. - Class A                      103,006         1,895,310
Dean Foods Co.*                                   43,466         1,432,205
Smithfield Foods, Inc.*                           32,412           959,071
J.M. Smucker Co.                                  17,063           803,156
                                                             -------------

TOTAL FOOD PRODUCTS                                              5,089,742
                                                             -------------

BEVERAGES 1.5%
Constellation Brands, Inc. - Class A*             31,518         1,465,902
PepsiAmericas, Inc.                               40,392           857,926
                                                             -------------

TOTAL BEVERAGES                                                  2,323,828
                                                             -------------

FOOD & DRUG RETAILING 0.5%
BJ's Wholesale Club, Inc.*+                       20,252           589,941
                                                             -------------

                                                                    MARKET
                                                                     VALUE
                                                  SHARES          (NOTE 1)
--------------------------------------------------------------------------
Ruddick Corp.                                     13,593     $     294,832
                                                             -------------

TOTAL FOOD & DRUG RETAILING                                        884,773
                                                             -------------

TOBACCO 0.2%
Universal Corp./Richmond VA                        7,494           358,513
                                                             -------------

TOTAL TOBACCO                                                      358,513
                                                             -------------

TOTAL CONSUMER STAPLES                                           8,656,856
                                                             -------------



--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                December 31, 2004
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.8%

WIRELESS TELECOMMUNICATION SERVICES 0.8%
Telephone & Data Systems, Inc.+                   16,792         1,292,144
                                                             -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                        1,292,144
                                                             -------------

TOTAL TELECOMMUNICATION SERVICES                                 1,292,144
                                                             -------------

TOTAL COMMON STOCKS
(Cost $146,584,388)                                            158,398,736
                                                             -------------

                                                    FACE
                                                  AMOUNT
                                             -----------
REPURCHASE AGREEMENTS 0.3%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at 1.55% due 01/03/05  $   160,669           160,669
Morgan Stanley, Inc. at 1.48% due 01/03/05       189,654           189,654
Bear Stearns Cos. at 1.45% due 01/03/05          165,947           165,947
                                                             -------------

TOTAL REPURCHASE AGREEMENTS
 (Cost $516,270)                                                   516,270
                                                             -------------

SECURITIES LENDING COLLATERAL  13.9%
Investment in Securities Lending Short Term
Investment Portfolio Held by U.S. Bank        22,187,843        22,187,843
                                                             -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $22,187,843)                                              22,187,843
                                                             =============

TOTAL INVESTMENTS 113.7%
(Cost $169,288,501)                                          $ 181,102,849
                                                             =============

LIABILITIES IN EXCESS OF OTHER
 ASSETS - (13.7)%                                            $ (21,882,622)
                                                             =============


Net Assets - 100.0%                                          $ 159,220,227
*Non-Income Producing Securities.
+All or a portion of this security is on loan at December 31, 2004.

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
COMMON STOCKS  99.5%

FINANCIALS 38.6%

BANKS 11.8%
Bank of America Corp.            53,742       $  2,525,337
Wells Fargo & Co.                22,580          1,403,347
Wachovia Corp.+                  21,360          1,123,536
U.S. Bancorp                     24,842            778,051
SunTrust Banks, Inc.              4,960            366,445
Fifth Third Bancorp+              7,590            358,855
National City Corp.               8,978            337,124
BB&T Corp.+                       7,475            314,324
PNC Financial Services
  Group, Inc.+                    3,804            218,502
Regions Financial Corp.+          6,138            218,451
KeyCorp                           5,491            186,145
North Fork Bancorporation, Inc.   6,300            181,755
M&T Bank Corp.                    1,532            165,211
Comerica, Inc.+                   2,276            138,881
Marshall & Ilsley Corp.           2,990            132,158
AmSouth Bancorp+                  4,793            124,139
Synovus Financial Corp.           4,190            119,750
Compass Bancshares, Inc.          1,700             82,739
Zions Bancorporation              1,204             81,908
Huntington Bancshares, Inc.       3,151             78,082
First Horizon National Corp.+     1,673             72,123
                                              ------------

TOTAL BANKS                                      9,006,863
                                              ------------

INSURANCE 8.5%
American International
  Group, Inc.+                   34,617          2,273,298
Allstate Corp.                    9,087            469,980
MetLife, Inc.                    10,042            406,801
Prudential Financial, Inc.        6,774            372,299
St. Paul Travelers Cos., Inc.+    8,886            329,404
Hartford Financial Services
  Group, Inc.                     3,985            276,200
AFLAC, Inc.                       6,826            271,948
Marsh & McLennan Cos., Inc.       7,100            233,590
Progressive Corp.                 2,747            233,055
Chubb Corp.+                      2,610            200,709
Loews Corp.                       2,479            174,274
ACE Ltd.                          3,814            163,049
XL Capital Ltd.                   1,876            145,671
MBIA, Inc.                        1,928            122,004
Ambac Financial Group, Inc.+      1,448            118,924

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Lincoln National Corp.            2,317       $    108,158
Aon Corp.                         4,284            102,216
Cincinnati Financial Corp.        2,234             98,877
Jefferson-Pilot Corp.             1,797             93,372
SAFECO Corp.+                     1,694             88,495
Torchmark Corp.                   1,370             78,282
UnumProvident Corp.+              4,019             72,101
                                              ------------

TOTAL INSURANCE                                  6,432,707
                                              ------------

DIVERSIFIED FINANCIALS 7.2%
Citigroup, Inc.                  69,053          3,326,974
J.P. Morgan Chase & Co.          47,451          1,851,063
Principal Financial Group, Inc.   4,116            168,509
CIT Group, Inc.                   2,800            128,296
                                              ------------

TOTAL DIVERSIFIED FINANCIALS                     5,474,842
                                              ------------

CAPITAL MARKETS 5.4%
Morgan Stanley                   14,568            808,815
Merrill Lynch & Co., Inc.+       12,422            742,463
Goldman Sachs Group, Inc.+        6,396            665,440
Bank of New York Co., Inc.       10,326            345,095
Lehman Brothers Holdings, Inc.    3,608            315,628
Franklin Resources, Inc.+         3,427            238,691
State Street Corp.+               4,459            219,026
Charles Schwab Corp.+            17,931            214,455
Mellon Financial Corp.            5,714            177,762
Bear Stearns Cos., Inc.           1,418            145,076
Northern Trust Corp.+             2,978            144,671
E*Trade Financial Corp.*+         5,007             74,855
Janus Capital Group, Inc.         3,234             54,363
                                              ------------

TOTAL CAPITAL MARKETS                            4,146,340
                                              ------------

THRIFTS & MORTGAGE FINANCE 3.7%
Fannie Mae+                      12,900            918,609
Freddie Mac                       9,165            675,461
Washington Mutual, Inc.          11,569            489,137
Countrywide Financial Corp.       7,846            290,380
Golden West Financial Corp.       4,100            251,822
Sovereign Bancorp, Inc.           4,616            104,091
MGIC Investment Corp.             1,276             87,929
                                              ------------

TOTAL THRIFTS & MORTGAGE FINANCE                 2,817,429
                                              ------------

--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
CONSUMER FINANCE 1.1%
MBNA Corp.                       16,989       $    478,920
Capital One Financial Corp.+      3,241            272,925
Providian Financial Corp.*        3,977             65,501
                                              ------------

TOTAL CONSUMER FINANCE                             817,346
                                              ------------

REAL ESTATE 0.9%
Equity Office Properties Trust    5,436            158,296
Equity Residential                3,783            136,869
ProLogis                          2,448            106,072
Archstone-Smith Trust+            2,700            103,410
Plum Creek Timber (REIT)
  Co., Inc.                       2,458             94,485
Apartment Investment &
  Management Co. - Class A        1,335             51,451
                                              ------------

TOTAL REAL ESTATE                                  650,583
                                              ------------

TOTAL FINANCIALS                                29,346,110
                                              ------------

CONSUMER DISCRETIONARY 13.3%

MEDIA 7.0%
Time Warner, Inc.*+              60,942          1,184,713
Comcast Corp. - Class A*         29,498            981,693
Viacom, Inc. - Class B           22,755            828,055
Walt Disney Co.+                 27,183            755,687
News Corp. - Class A             34,800            649,368
Gannett Co., Inc.                 3,422            279,577
Clear Channel Communications,
  Inc.+                           7,724            258,677
Tribune Co.                       4,288            180,696
Univision Communications, Inc.
  - Class A*+                     4,356            127,500
Interpublic Group of Cos.,
  Inc.*+                          5,660             75,844
                                              ------------

TOTAL MEDIA                                      5,321,810
                                              ------------

HOTELS RESTAURANTS & LEISURE 1.9%
McDonald's Corp.                 16,727            536,268
Carnival Corp.+                   8,478            488,587
Starwood Hotels & Resorts
  Worldwide, Inc.+                2,764            161,418
Hilton Hotels Corp.               5,260            119,612
Wendy's International, Inc.       1,590             62,423

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Darden Restaurants, Inc.          2,063       $     57,228
                                              ------------

TOTAL HOTELS RESTAURANTS & LEISURE               1,425,536
                                              ------------

MULTILINE RETAIL 1.2%
Kohl's Corp.*+                    4,600            226,182
JC Penney Holding Co., Inc.+      3,903            161,584
Sears Roebuck and Co.             2,807            143,241
Federated Department
  Stores, Inc.                    2,328            134,535
May Department Stores Co.+        3,977            116,924
Nordstrom, Inc.                   1,886             88,133
Dillard's, Inc./AR - Class A+     1,152             30,955
Big Lots, Inc.*+                  1,501             18,207
                                              ------------

TOTAL MULTILINE RETAIL                             919,761
                                              ------------

AUTOMOBILES 0.9%
Ford Motor Co.+                  24,396            357,157
General Motors Corp.+             7,499            300,410
                                              ------------

TOTAL AUTOMOBILES                                  657,567
                                              ------------

SPECIALTY RETAIL 0.6%
Limited Brands, Inc.              5,514            126,932
Office Depot, Inc.*+              4,263             74,006
AutoNation, Inc.*+                3,573             68,637
Tiffany & Co.+                    1,950             62,341
Toys 'R' Us, Inc.*                2,917             59,711
Circuit City Stores, Inc.         2,690             42,072
OfficeMax, Inc.                   1,183             37,123
                                              ------------

TOTAL SPECIALTY RETAIL                             470,822
                                              ------------

HOUSEHOLD DURABLES 0.6%
Pulte Homes, Inc.                 1,693            108,014
Centex Corp.                      1,663             99,082
Leggett & Platt, Inc.             2,631             74,799
KB Home                             562             58,673
Whirlpool Corp.+                    840             58,136
Snap-On, Inc.                       756             25,976
                                              ------------

TOTAL HOUSEHOLD DURABLES                           424,680
                                              ------------

AUTO COMPONENTS 0.4%
Johnson Controls, Inc.+           2,618            166,086
Delphi Corp.+                     7,600             68,552
Dana Corp.                        1,969             34,123
Cooper Tire & Rubber Co.            980             21,119

--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Visteon Corp.                     1,715       $     16,755
                                              ------------

TOTAL AUTO COMPONENTS                              306,635
                                              ------------

TEXTILES & APPAREL 0.3%
VF Corp.                          1,459             80,799
Liz Claiborne, Inc.               1,469             62,007
Jones Apparel Group, Inc.         1,683             61,547
Reebok International Ltd.+          766             33,704
                                              ------------

TOTAL TEXTILES & APPAREL                           238,057
                                              ------------

LEISURE EQUIPMENT & PRODUCTS 0.3%
Eastman Kodak Co.+                3,836            123,711
Brunswick Corp.                   1,344             66,528
Hasbro, Inc.+                     2,306             44,690
                                              ------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                 234,929
                                              ------------

DISTRIBUTORS 0.1%
Genuine Parts Co.                 2,386            105,127
                                              ------------

TOTAL DISTRIBUTORS                                 105,127
                                              ------------

TOTAL CONSUMER DISCRETIONARY                    10,104,924
                                              ------------

INDUSTRIALS 7.9%

AEROSPACE & DEFENSE 1.8%
Honeywell International, Inc.    11,419            404,347
General Dynamics Corp.            2,692            281,583
Northrop Grumman Corp.+           4,956            269,408
Raytheon Co.                      6,109            237,213
L-3 Communications Holdings,
  Inc.                            1,600            117,184
Goodrich Corp.                    1,621             52,909
                                              ------------

TOTAL AEROSPACE & DEFENSE                        1,362,644
                                              ------------

INDUSTRIAL CONGLOMERATES 1.4%
Tyco International Ltd.+         26,781            957,153
Textron, Inc.                     1,876            138,449
                                              ------------

TOTAL INDUSTRIAL CONGLOMERATES                   1,095,602
                                              ------------

MACHINERY 1.4%
Deere & Co.+                      3,314            246,561
Ingersoll-Rand Co. - Class A      2,376            190,793

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Eaton Corp.+                      1,980       $    143,273
Parker Hannifin Corp.             1,631            123,532
Dover Corp.                       2,734            114,664
ITT Industries, Inc.              1,225            103,451
Cummins, Inc.                       611             51,196
Pall Corp.                        1,683             48,723
                                              ------------

TOTAL MACHINERY                                  1,022,193
                                              ------------

ROAD & RAIL 1.0%
Burlington Northern Santa
  Fe Corp.                        5,058            239,294
Union Pacific Corp.               3,508            235,913
Norfolk Southern Corp.            5,333            193,001
CSX Corp.+                        2,927            117,314
                                              ------------

TOTAL ROAD & RAIL                                  785,522
                                              ------------

COMMERCIAL SERVICES & SUPPLIES 0.9%
Cendant Corp.                    13,989            327,063
Waste Management, Inc.            7,735            231,586
RR Donnelley & Sons Co.           2,947            104,000
Allied Waste Industries, Inc.*+   4,295             39,857
                                              ------------

TOTAL COMMERCIAL SERVICES & SUPPLIES               702,506
                                              ------------

AIR FREIGHT & COURIERS 0.6%
FedEx Corp.+                      4,039            397,801
Ryder System, Inc.                  816             38,981
                                              ------------

TOTAL AIR FREIGHT & COURIERS                       436,782
                                              ------------

BUILDING PRODUCTS 0.3%
Masco Corp.+                      6,023            220,020
                                              ------------

TOTAL BUILDING PRODUCTS                            220,020
                                              ------------

AIRLINES 0.2%
Southwest Airlines Co.           10,339            168,319
                                              ------------

TOTAL AIRLINES                                     168,319
                                              ------------

ELECTRICAL EQUIPMENT 0.2%
Cooper Industries Ltd. - Class
  A+                              1,225             83,165
American Power Conversion
  Corp.+                          2,603             55,704

--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Power-One, Inc.*                  1,052       $      9,384
                                              ------------

TOTAL ELECTRICAL EQUIPMENT                         148,253
                                              ------------

TRADING COMPANIES & DISTRIBUTORS 0.1%
W.W. Grainger, Inc.               1,214             80,877
                                              ------------

TOTAL TRADING COMPANIES & DISTRIBUTORS              80,877
                                              ------------

TOTAL INDUSTRIALS                                6,022,718
                                              ------------

INFORMATION TECHNOLOGY 7.9%

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.2%
Texas Instruments, Inc.+          23,000           566,260
Applied Materials, Inc.*          22,600           386,460
KLA-Tencor Corp.*                  2,600           121,108
Advanced Micro Devices, Inc.*+     5,213           114,790
Micron Technology, Inc.*+          8,193           101,184
Freescale Semiconductor, Inc.
  - Class B*                       5,216            95,772
National Semiconductor Corp.       4,800            86,160
Nvidia Corp.*                      2,213            52,138
Novellus Systems, Inc.*            1,860            51,875
Teradyne, Inc.*                    2,600            44,382
LSI Logic Corp.*                   5,150            28,222
Applied Micro Circuits Corp.*      4,152            17,480
                                              ------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT    1,665,831
                                              ------------

COMPUTERS & PERIPHERALS 2.1%
Hewlett-Packard Co.              40,170            842,365
EMC Corp./MA*                    31,920            474,650
Sun Microsystems, Inc.*          44,741            240,707
NCR Corp.*                        1,245             86,191
                                              ------------

TOTAL COMPUTERS & PERIPHERALS                    1,643,913
                                              ------------

COMMUNICATIONS EQUIPMENT 1.2%
Motorola, Inc.+                  32,369            556,747
Scientific-Atlanta, Inc.+         2,000             66,020
Comverse Technology, Inc.*        2,661             65,061
JDS Uniphase Corp.*+             19,172             60,775

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Tellabs, Inc.*+                   6,240       $     53,602
Andrew Corp.*                     2,160             29,441
ADC Telecommunications, Inc.*    10,794             28,928
CIENA Corp.*                      7,733             25,828
                                              ------------

TOTAL COMMUNICATIONS EQUIPMENT                     886,402
                                              ------------

IT CONSULTING & SERVICES 1.0%
Electronic Data Systems Corp.     6,930            160,083
Computer Sciences Corp.*+         2,600            146,562
SunGard Data Systems, Inc.*       3,866            109,524
Fiserv, Inc.*+                    2,661            106,946
Affiliated Computer Services,
  Inc. - Class A*+                1,766            106,295
Unisys Corp.*                     4,540             46,217
Sabre Holdings Corp.+             1,788             39,622
Convergys Corp.*                  1,918             28,751
                                              ------------

TOTAL IT CONSULTING & SERVICES                     744,000
                                              ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS 0.6%
Agilent Technologies, Inc.*       6,500            156,650
Molex, Inc.                       2,510             75,300
Jabil Circuit, Inc.*+             2,703             69,143
Solectron Corp.*+                12,900             68,757
Sanmina-SCI Corp.*                7,027             59,519
Tektronix, Inc.                   1,139             34,409
                                              ------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS           463,778
                                              ------------

SOFTWARE 0.5%
Veritas Software Corp.*           5,570            159,023
Siebel Systems, Inc.*             6,872             72,156
BMC Software, Inc.*               3,000             55,800
Novell, Inc.*+                    5,090             34,357
Compuware Corp.*                  5,182             33,528
                                              ------------

TOTAL SOFTWARE                                     354,864
                                              ------------

OFFICE ELECTRONICS 0.3%
Xerox Corp.*                     12,721            216,384
                                              ------------

TOTAL OFFICE ELECTRONICS                           216,384
                                              ------------

TOTAL INFORMATION TECHNOLOGY                     5,975,172
                                              ------------


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
HEALTH CARE 7.7%

PHARMACEUTICALS 3.7%
Pfizer, Inc.                    100,200       $  2,694,378
Mylan Laboratories, Inc.+         3,600             63,648
Watson Pharmaceuticals, Inc.*     1,449             47,542
King Pharmaceuticals, Inc.*+      3,194             39,605
                                              ------------

TOTAL PHARMACEUTICALS                            2,845,173
                                              ------------

HEALTH CARE PROVIDERS & SERVICES 3.1%
WellPoint, Inc.*                  4,007            460,805
Cardinal Health, Inc.             5,700            331,455
Aetna, Inc.                       1,990            248,253
Caremark Rx, Inc.*+               6,088            240,050
HCA, Inc.                         5,707            228,052
Medco Health Solutions, Inc.*+    3,702            154,003
CIGNA Corp.                       1,807            147,397
McKesson Corp.                    3,988            125,462
Laboratory Corporation of
  America Holdings*+              1,900             94,658
AmerisourceBergen Corp.+          1,380             80,978
Health Management Associates,
  Inc. - Class A+                 3,264             74,158
Tenet Healthcare Corp.*+          6,163             67,670
Humana, Inc.*                     2,072             61,518
Manor Care, Inc.                  1,094             38,760
                                              ------------

TOTAL HEALTH CARE PROVIDERS & SERVICES           2,353,219
                                              ------------

BIOTECHNOLOGY 0.6%
Biogen Idec, Inc.*+               4,490            299,079
Chiron Corp.*                     2,510             83,658
Applera Corp. - Applied
  Biosystems Group                2,615             54,680
                                              ------------

TOTAL BIOTECHNOLOGY                                437,417
                                              ------------

HEALTH CARE EQUIPMENT & SUPPLIES 0.3%
Fisher Scientific
  International, Inc.*+           1,491             93,009
Thermo Electron Corp.*            2,213             66,811
Bausch & Lomb, Inc.                 714             46,024

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
PerkinElmer, Inc.                 1,704       $     38,323
                                              ------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES             244,167
                                              ------------

TOTAL HEALTH CARE                                5,879,976
                                              ------------

ENERGY 6.8%

OIL & GAS 6.3%
ChevronTexaco Corp.+             28,148          1,478,051
ConocoPhillips                    9,151            794,581
Occidental Petroleum Corp.        5,332            311,176
Devon Energy Corp.                6,584            256,249
Burlington Resources, Inc.+       5,276            229,506
Apache Corp.                      4,366            220,789
Anadarko Petroleum Corp.          3,347            216,919
Marathon Oil Corp.                4,643            174,623
Valero Energy Corp.+              3,508            159,263
Unocal Corp.                      3,539            153,026
Kinder Morgan, Inc.               1,673            122,347
Williams Cos., Inc.+              7,381            120,236
Kerr-McGee Corp.                  2,074            119,856
EOG Resources, Inc.+              1,611            114,961
Amerada Hess Corp.+               1,204             99,186
El Paso Corp.+                    8,552             88,941
Sunoco, Inc.                        891             72,804
Ashland, Inc.                       947             55,286
                                              ------------

TOTAL OIL & GAS                                  4,787,800
                                              ------------

ENERGY EQUIPMENT & SERVICES 0.5%
Transocean, Inc.*+                4,325            183,337
Nabors Industries Ltd.*           1,959            100,477
Noble Corp.*+                     1,855             92,268
Rowan Cos., Inc.*                 1,428             36,985
                                              ------------

TOTAL ENERGY EQUIPMENT & SERVICES                  413,067
                                              ------------

TOTAL ENERGY                                     5,200,867
                                              ------------

TELECOMMUNICATION SERVICES 5.7%

DIVERSIFIED TELECOMMUNICATION SERVICES 5.7%
Verizon Communications, Inc.+    36,894          1,494,576
SBC Communications, Inc.         44,110          1,136,715
BellSouth Corp.                  24,421            678,660
Sprint Corp.+                    19,559            486,041
Alltel Corp.                      4,123            242,267


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
AT&T Corp.                       10,570       $    201,464
CenturyTel, Inc.+                 1,788             63,420
Citizens Communications Co.       4,563             62,924
                                              ------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES     4,366,067
                                              ------------

TOTAL TELECOMMUNICATION SERVICES                 4,366,067
                                              ------------

UTILITIES 5.4%

ELECTRIC UTILITIES 3.7%
Exelon Corp.+                     8,934            393,721
Southern Co.+                     9,984            334,664
Entergy Corp.+                    3,061            206,893
FPL Group, Inc.+                  2,469            184,558
American Electric Power
  Co., Inc.+                      5,365            184,234
PG&E Corp.*+                      5,460            181,709
FirstEnergy Corp.                 4,508            178,111
Progress Energy, Inc.+            3,395            153,590
Consolidated Edison, Inc.         3,254            142,362
Edison International              4,367            139,875
PPL Corp.                         2,597            138,368
Ameren Corp.+                     2,640            132,370
DTE Energy Co.+                   2,374            102,391
Cinergy Corp.+                    2,427            101,036
Xcel Energy, Inc.+                5,396             98,207
Pinnacle West Capital Corp.       1,214             53,914
TECO Energy, Inc.+                2,737             41,985
Allegheny Energy, Inc.*+          1,816             35,793
                                              ------------

TOTAL ELECTRIC UTILITIES                         2,803,781
                                              ------------

MULTI-UTILITIES 1.4%
Duke Energy Corp.+               12,702            321,742
Dominion Resources, Inc./VA+      4,476            303,204
Public Service Enterprise
  Group, Inc.+                    3,212            166,285
Sempra Energy+                    3,150            115,542
Constellation Energy Group, Inc.  2,334            102,019
Calpine Corp.*+                   7,232             28,494
CMS Energy Corp.*                 2,592             27,087
Dynegy, Inc. - Class A*+          5,120             23,654
                                              ------------

TOTAL MULTI-UTILITIES                            1,088,027
                                              ------------


                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
GAS UTILITIES 0.3%
KeySpan Corp.+                    2,162       $     85,291
NiSource, Inc.                    3,640             82,919
Nicor, Inc.                         542             20,022
Peoples Energy Corp.                440             19,338
                                              ------------

TOTAL GAS UTILITIES                                207,570
                                              ------------

TOTAL UTILITIES                                  4,099,378
                                              ------------

MATERIALS 3.5%

METALS & MINING 1.2%
Alcoa, Inc.                      11,610            364,786
Newmont Mining Corp.+             5,974            265,306
Phelps Dodge Corp.+               1,334            131,959
Nucor Corp.+                      2,142            112,112
United States Steel Corp.+        1,590             81,488
                                              ------------

TOTAL METALS & MINING                              955,651
                                              ------------

CHEMICALS 1.1%
Monsanto Co.+                     3,560            197,758
Air Products & Chemicals, Inc.    3,130            181,446
PPG Industries, Inc.              2,355            160,517
Rohm & Haas Co.+                  3,009            133,088
Eastman Chemical Co.+             1,101             63,561
Engelhard Corp.                   1,673             51,311
Great Lakes Chemical Corp.          593             16,894
                                              ------------

TOTAL CHEMICALS                                    804,575
                                              ------------

PAPER & FOREST PRODUCTS 1.0%
International Paper Co.+          6,428            269,976
Weyerhaeuser Co.                  3,252            218,599
Georgia-Pacific Corp.+            3,468            129,981
MeadWestvaco Corp.                2,713             91,944
Louisiana-Pacific Corp.+          1,448             38,719
                                              ------------

TOTAL PAPER & FOREST PRODUCTS                      749,219
                                              ------------

CONTAINERS & PACKAGING 0.1%
Temple-Inland, Inc.                 734             50,206
Bemis Co.                         1,438             41,831
                                              ------------

TOTAL CONTAINERS & PACKAGING                        92,037
                                              ------------


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
CONSTRUCTION MATERIALS 0.1%
Vulcan Materials Co.              1,297       $     70,829
                                              ------------

TOTAL CONSTRUCTION MATERIALS                        70,829
                                              ------------

TOTAL MATERIALS                                  2,672,311
                                              ------------

CONSUMER STAPLES 2.7%

FOOD & DRUG RETAILING 1.3%
Costco Wholesale Corp.+           6,201            300,190
CVS Corp.                         5,384            242,657
Kroger Co.*+                      9,828            172,383
Albertson's, Inc.+                4,927            117,657
Safeway, Inc.*+                   5,897            116,407
Supervalu, Inc.                   1,855             64,035
                                              ------------

TOTAL FOOD & DRUG RETAILING                      1,013,329
                                              ------------

FOOD PRODUCTS 0.9%
General Mills, Inc.+              4,919            244,523
ConAgra Foods, Inc.+              6,793            200,054
Archer-Daniels-Midland Co.        8,842            197,265
                                              ------------

TOTAL FOOD PRODUCTS                                641,842
                                              ------------

BEVERAGES 0.2%
Coca-Cola Enterprises, Inc.       6,201            129,291
Adolph Coors Co. - Class B          440             33,295
                                              ------------

TOTAL BEVERAGES                                    162,586
                                              ------------

TOBACCO 0.2%
Reynolds American, Inc.+          1,978            155,471
                                              ------------

TOTAL TOBACCO                                      155,471
                                              ------------

PERSONAL PRODUCTS 0.1%
Alberto-Culver Co. - Class B      1,204             58,478
                                              ------------

TOTAL PERSONAL PRODUCTS                             58,478
                                              ------------

TOTAL CONSUMER STAPLES                           2,031,706
                                              ------------

TOTAL COMMON STOCKS
(Cost $67,349,590)                              75,699,229
                                              ------------


                                   FACE             MARKET
                                 AMOUNT              VALUE
-----------------------------------------------------------
REPURCHASE AGREEMENTS  0.1%

Repurchase Agreement
Lehman Brothers Inc. at 1.55%
 due 01/03/05++                $ 24,691       $     24,691
Morgan Stanley, Inc. at 1.48%
 due 01/03/05                    29,145             29,145
Bear Stearns Cos. at 1.45%
   due 01/03/05                  25,502             25,502
                                              ------------

TOTAL REPURCHASE AGREEMENTS
 (Cost $79,338)                                     79,338
                                              ------------

SECURITIES LENDING COLLATERAL  16.3%
Investment in Securities Lending Short
Term
Investment Portfolio Held by
  U.S. Bank                  12,371,509         12,371,509
                                              ------------


TOTAL SECURITIES LENDING COLLATERAL
(Cost $12,371,509)                              12,371,509
                                              ============

TOTAL INVESTMENTS 115.9%
 (Cost $79,800,437)                           $ 88,150,076
                                              ============

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (15.9)%                            $(12,102,567)
                                              ============


NET ASSETS - 100.0%                           $ 76,047,509
*Non-Income Producing Securities.
+All or a portion of this security is on loan at December 31, 2004. ++All or a portion of this security is held as collateral at December 31, 2004.

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS  98.9%

CONSUMER DISCRETIONARY 19.9%

  HOTELS RESTAURANTS & LEISURE 4.9%
Sonic Corp.*                                          21,588     $     658,434
CEC Entertainment, Inc.*                              13,101           523,647
P.F. Chang's China Bistro, Inc.*                       9,270           522,365
Argosy Gaming Co.*                                    10,599           494,973
Panera Bread Co. - Class A*+                          10,895           439,286
Shuffle Master, Inc.*+                                 8,310           391,401
Rare Hospitality International, Inc.*                 12,268           390,859
WMS Industries, Inc.*+                                11,009           369,242
IHOP Corp.                                             7,100           297,419
Triarc Cos. - Class B                                 23,170           284,064
Papa John's International, Inc.*                       5,947           204,815
Bally Total Fitness Holding Corp.*                    12,201            51,732
                                                                  ------------

TOTAL HOTELS RESTAURANTS & LEISURE                                   4,628,237
                                                                  ------------

  SPECIALTY RETAIL 4.6%
Tractor Supply Co.*                                   13,731           510,931
Guitar Center, Inc.*+                                  9,106           479,795
Aaron Rents, Inc.                                     17,844           446,100
Electronics Boutique Holdings Corp.*                   8,623           370,272
Children's Place Retail Stores, Inc.*                  9,639           356,932
Too, Inc.*                                            12,400           303,304
HOT Topic, Inc.*                                      16,712           287,279
Stein Mart, Inc.*                                     15,220           259,653
Cost Plus, Inc.*                                       7,840           251,899
Genesco, Inc.*                                         7,828           243,764
Select Comfort Corp.*                                 13,309           238,763
Christopher & Banks Corp.+                            12,866           237,378
Hibbett Sporting Goods, Inc.*                          8,455           224,988
Cato Corp. - Class A                                   7,400           213,268
                                                                  ------------

TOTAL SPECIALTY RETAIL                                               4,424,326
                                                                  ------------

  HOUSEHOLD DURABLES 3.5%
NVR, Inc.*                                             2,339         1,799,627
Meritage Homes Corp.*                                  4,600           518,420
Ethan Allen Interiors, Inc.+                          12,904           516,418
Champion Enterprises, Inc.*                           25,719           303,998

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Interface, Inc. - Class A*                            18,700      $    186,439
                                                                  ------------

TOTAL HOUSEHOLD DURABLES                                             3,324,902
                                                                  ------------

  TEXTILES & APPAREL 2.8%
Fossil, Inc.*+                                        25,521           654,359
Quiksilver, Inc.*                                     20,433           608,699
Wolverine World Wide, Inc.+                           13,697           430,360
K-Swiss, Inc. - Class A                               12,345           359,486
Phillips-Van Heusen Corp.                             11,100           299,700
Oxford Industries, Inc.                                5,924           244,661
Oshkosh B'Gosh, Inc. - Class A                         4,221            90,329
                                                                  ------------

TOTAL TEXTILES & APPAREL                                             2,687,594
                                                                  ------------

  LEISURE EQUIPMENT & PRODUCTS 2.2%
Polaris Industries, Inc.                              15,335         1,043,087
SCP Pool Corp.                                        18,745           597,965
Nautilus Group, Inc.                                  11,800           285,206
Arctic Cat, Inc.                                       7,316           194,020
                                                                  ------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                   2,120,278
                                                                  ------------

  MEDIA 1.0%
Arbitron, Inc.*                                       11,118           435,604
Advo, Inc.                                            10,994           391,936
Thomas Nelson, Inc.                                    5,202           117,565
                                                                  ------------

TOTAL MEDIA                                                            945,105
                                                                  ------------

  AUTOMOBILES 0.8%
Winnebago Industries, Inc.                            12,119           473,368
Fleetwood Enterprises, Inc.*+                         19,961           268,675
                                                                  ------------

TOTAL AUTOMOBILES                                                      742,043
                                                                  ------------

  AUTO COMPONENTS 0.1%
Midas, Inc.*                                           5,616           112,320
                                                                  ------------

TOTAL AUTO COMPONENTS                                                  112,320
                                                                  ------------

TOTAL CONSUMER DISCRETIONARY                                        18,984,805
                                                                  ------------

INFORMATION TECHNOLOGY 17.6%

  SOFTWARE 6.1%
Factset Research Systems, Inc.+                       11,174           653,009



--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Hyperion Solutions Corp.*+                            13,979    $      651,701
Kronos, Inc./MA*                                      11,211           573,218
Take-Two Interactive Software, Inc.*+                 16,165           562,380
Micros Systems, Inc.*                                  6,562           512,230
Internet Security Systems, Inc.*                      16,500           383,625
Filenet Corp.*                                        14,183           365,354
Ansys, Inc.*                                          11,183           358,527
Altiris, Inc.*                                         9,625           341,014
Serena Software, Inc.*+                               15,674           339,185
Progress Software Corp.*                              12,946           302,289
Manhattan Associates, Inc.*+                          10,801           257,928
Sonic Solutions, Inc.*+                                8,453           189,685
Talx Corp.                                             4,925           127,016
Catapult Communications Corp.*                         5,122           123,748
Napster, Inc.*+                                       12,500           117,500
                                                                  ------------

TOTAL SOFTWARE                                                       5,858,409
                                                                  ------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 4.4%
Flir Systems, Inc.*+                                  12,290           783,979
Trimble Navigation Ltd.*                              18,603           614,643
Cognex Corp.                                          16,593           462,945
Dionex Corp.*                                          7,469           423,268
Global Imaging Systems, Inc.*                          8,309           328,205
Scansource, Inc.*                                      4,529           281,523
Littelfuse, Inc.*                                      8,024           274,100
Rogers Corp.*                                          6,007           258,902
MTS Systems Corp.                                      7,300           246,813
Daktronics, Inc.*                                      6,774           168,605
BEI Technologies, Inc.                                 5,230           161,502
X-Rite, Inc.                                           7,413           118,682
Keithley Instruments, Inc.                             5,721           112,704
                                                                  ------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             4,235,871
                                                                  ------------

  IT CONSULTING & SERVICES 2.6%
Global Payments, Inc.+                                13,823           809,198
CACI International, Inc. - Class A*                   10,500           715,365
eFunds Corp.*                                         17,500           420,175
Mantech International Corp. - Class A*                11,600           275,384
Startek, Inc.                                          5,198           147,883
Carreker Corp.*                                        8,963            77,082
                                                                  ------------

TOTAL IT CONSULTING & SERVICES                                       2,445,087
                                                                  ------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.3%

Microsemi Corp.*                                      21,415      $    371,764
ATMI, Inc.*                                           11,264           253,778
Power Integrations, Inc.*                             11,164           220,824
Helix Technology Corp.                                 9,372           162,979
Kulicke & Soffa Industries, Inc.*                     18,311           157,841
Supertex, Inc.*                                        4,600            99,820
                                                                  ------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                        1,267,006
                                                                  ------------

  INTERNET SOFTWARE & SERVICES 1.2%
Websense, Inc.*                                        8,349           423,461
WebEx Communications, Inc.*+                          16,045           381,550
j2 Global Communications, Inc.*                        8,419           290,456
Zix Corp.*+                                           11,576            59,616
                                                                  ------------

TOTAL INTERNET SOFTWARE & SERVICES                                   1,155,083
                                                                  ------------

  COMPUTERS & PERIPHERALS 1.1%
Avid Technology, Inc.*                                12,176           751,868
Synaptics, Inc.*+                                      9,214           281,764
                                                                  ------------

TOTAL COMPUTERS & PERIPHERALS                                        1,033,632
                                                                  ------------

  COMMUNICATIONS EQUIPMENT 0.9%
Inter-Tel, Inc.                                        9,242           253,046
ViaSat, Inc.*                                          9,633           233,793
Harmonic, Inc.*                                       25,911           216,098
Digi International, Inc.*                              7,700           132,363
                                                                  ------------

TOTAL COMMUNICATIONS EQUIPMENT                                         835,300
                                                                  ------------

TOTAL INFORMATION TECHNOLOGY                                        16,830,388
                                                                  ------------

INDUSTRIALS 16.7%

  MACHINERY 4.9%
Oshkosh Truck Corp.                                   12,838           877,863
IDEX Corp.                                            18,151           735,116
Toro Co.+                                              8,235           669,917
Clarcor, Inc.                                          9,160           501,693
Manitowoc Co., Inc.                                   10,621           399,881
CUNO, Inc.*                                            6,055           359,667
Kaydon Corp.+                                         10,150           335,153



--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
JLG Industries, Inc.                                  16,000      $    314,080
Wabash National Corp.*+                               10,914           293,914
Lindsay Manufacturing Co.                              4,131           106,910
Milacron, Inc.*                                       17,424            59,067
                                                                  ------------

TOTAL MACHINERY                                                      4,653,261
                                                                  ------------

  AEROSPACE & DEFENSE 2.9%
Engineered Support Systems, Inc.+                      9,610           569,104
Armor Holdings, Inc.*                                 11,937           561,278
Gencorp, Inc.                                         19,000           352,830
Teledyne Technologies, Inc.*                          11,683           343,831
Ceradyne, Inc.*                                        5,800           331,818
EDO Corp.                                              7,100           225,425
Mercury Computer Systems, Inc.*+                       7,514           223,016
Applied Signal Technology, Inc.                        4,014           141,493
                                                                  ------------

TOTAL AEROSPACE & DEFENSE                                            2,748,795
                                                                  ------------

  COMMERCIAL SERVICES & SUPPLIES 2.5%
Brady Corp. - Class A                                  8,634           540,229
John H. Harland Co.                                    9,999           360,964
Watson Wyatt & Co., Holdings                          11,627           313,348
Labor Ready, Inc.*                                    15,089           255,306
Coinstar, Inc.*                                        8,856           237,607
Heidrick & Struggles International, Inc.*              6,882           235,846
Pre-Paid Legal Services, Inc.+                         5,566           209,003
Vertrue, Inc.*                                         3,583           135,330
Administaff, Inc.*                                     9,163           115,545
CPI Corp.                                              2,773            37,685
                                                                  ------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                 2,440,863
                                                                  ------------

  ROAD & RAIL 2.0%
Landstar System, Inc.*                                10,842           798,405
Heartland Express, Inc.                               26,949           605,544
Knight Transportation, Inc.                           20,264           502,547
                                                                  ------------

TOTAL ROAD & RAIL                                                    1,906,496
                                                                  ------------


ELECTRICAL EQUIPMENT 2.0%
Roper Industries, Inc.+                               15,169           921,820
Acuity Brands, Inc.                                   15,202           483,424
Baldor Electric Co.                                   11,824           325,515

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Artesyn Technologies, Inc.*                           14,118      $    159,533
                                                                  ------------

TOTAL ELECTRICAL EQUIPMENT                                           1,890,292
                                                                  ------------

  AIR FREIGHT & COURIERS 0.9%
EGL, Inc.*+                                           18,430           550,872
Forward Air Corp.*                                     7,671           342,894
                                                                  ------------

TOTAL AIR FREIGHT & COURIERS                                           893,766
                                                                  ------------

  BUILDING PRODUCTS 0.9%
Simpson Manufacturing Co., Inc.                       17,095           596,615
ElkCorp                                                7,109           243,270
                                                                  ------------

TOTAL BUILDING PRODUCTS                                                839,885
                                                                  ------------

  MARINE 0.4%
Kirby Corp.*                                           8,900           394,982
                                                                  ------------

TOTAL MARINE                                                           394,982
                                                                  ------------

  TRADING COMPANIES & DISTRIBUTORS 0.2%
Lawson Products, Inc.                                  3,400           171,462
                                                                  ------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                 171,462
                                                                  ------------

TOTAL INDUSTRIALS                                                   15,939,802
                                                                  ------------

HEALTH CARE 16.6%

  HEALTH CARE EQUIPMENT & SUPPLIES 9.2%
Cooper Cos., Inc.+                                    11,793           832,468
Respironics, Inc.*                                    12,608           685,371
Idexx Laboratories, Inc.*                             12,046           657,591
ResMed, Inc.*+                                        12,154           621,069
Diagnostic Products Corp.                             10,480           576,924
Advanced Medical Optics, Inc.*+                       13,177           542,102
Mentor Corp.                                          15,353           518,010
American Medical Systems Holdings, Inc.*              12,123           506,863
Sybron Dental Specialties, Inc.*                      13,959           493,869
Integra LifeSciences Holdings Corp.*+                 10,333           381,598
Immucor, Inc.*+                                       16,113           378,817



--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------

PolyMedica Corp.                                       9,830      $    366,561
Biosite, Inc.*+                                        5,736           352,993
Haemonetics Corp./MA*+                                 9,140           330,959
Arthocare Corp.*                                       8,385           268,823
Intermagnetics General Corp.*                          9,122           231,790
SurModics, Inc.*+                                      6,259           203,480
Hologic, Inc.*                                         7,265           199,569
Cyberonics, Inc.*+                                     8,569           177,550
Merit Medical Systems Inc.*                            9,476           144,793
Kensey Nash Corp.*+                                    4,020           138,811
BioLase Technology, Inc.+                              8,734            94,939
Possis Medical, Inc.*                                  6,519            87,876
                                                                  ------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               8,792,826
                                                                  ------------

  HEALTH CARE PROVIDERS & SERVICES 5.4%
Pharmaceutical Product
 Development, Inc.*                                   20,281           837,402
Cerner Corp.*+                                        13,085           695,729
AMERIGROUP Corp.*                                      9,000           680,940
Sierra Health Services, Inc.*+                         9,460           521,341
Centene Corp.*                                        14,704           416,858
American Healthways, Inc.*+                           11,846           391,392
AmSurg Corp.*                                         10,552           311,706
Dendrite International, Inc.*                         15,032           291,621
SFBC International, Inc.*                              5,275           208,363
LabOne, Inc.*                                          6,103           195,540
Odyssey HealthCare, Inc.*                             13,204           180,631
Amedisys, Inc.*                                        5,419           175,521
LCA-Vision, Inc.                                       7,225           168,993
CryoLife, Inc.*+                                       8,300            58,681
                                                                  ------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                               5,134,718
                                                                  ------------

  PHARMACEUTICALS 1.6%
MGI Pharma, Inc.*+                                    25,489           713,947
Medicis Pharmaceutical Corp. - Class A                19,633           689,315
Noven Pharmaceuticals, Inc.*                           8,454           144,225
                                                                  ------------

TOTAL PHARMACEUTICALS                                                1,547,487
                                                                  ------------

BIOTECHNOLOGY 0.4%
Enzo Biochem, Inc.*                                   11,636           226,554

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Regeneron Pharmaceuticals, Inc.*                      20,018      $    184,366
                                                                  ------------

TOTAL BIOTECHNOLOGY                                                    410,920
                                                                  ------------

TOTAL HEALTH CARE                                                   15,885,951
                                                                  ------------

FINANCIALS 10.9%

  BANKS 6.8%
First Bancorp Puerto Rico                             14,527           922,610
East-West Bancorp, Inc.+                              18,833           790,233
UCBH Holdings, Inc.+                                  16,341           748,744
Hudson United Bancorp                                 16,175           636,971
First Midwest Bancorp, Inc./IL                        16,683           605,426
United Bankshares, Inc.                               15,500           591,325
Southwest Bancorp of Texas, Inc.                      25,112           584,858
Wintrust Financial Corp.                               7,772           442,693
Republic Bancorp, Inc./MI                             25,300           386,584
TrustCo Bank Corp. NY                                 26,730           368,607
PrivateBancorp, Inc.                                   7,277           234,538
Nara Bancorp, Inc.                                     8,410           178,881
                                                                  ------------

TOTAL BANKS                                                          6,491,470
                                                                  ------------

  REAL ESTATE 2.5%
New Century Financial Corp.+                          19,598         1,252,508
Essex Property Trust, Inc.                             8,153           683,222
Kilroy Realty Corp.                                   10,200           436,050
                                                                  ------------

TOTAL REAL ESTATE                                                    2,371,780
                                                                  ------------

  INSURANCE 1.0%
Philadelphia Consolidated Holding Co.*                 7,900           522,506
Hilb Rogal & Hobbs Co.+                               12,956           469,525
                                                                  ------------

TOTAL INSURANCE                                                        992,031
                                                                  ------------

  THRIFTS & MORTGAGE FINANCE 0.4%
BankAtlantic Bancorp, Inc. - Class A                  21,500           427,850
                                                                  ------------

TOTAL THRIFTS & MORTGAGE FINANCE                                       427,850
                                                                  ------------



--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  CONSUMER FINANCE 0.2%
World Acceptance Corp.*                                6,700      $    184,317
                                                                  ------------

TOTAL CONSUMER FINANCE                                                 184,317
                                                                  ------------

TOTAL FINANCIALS                                                    10,467,448
                                                                  ------------

ENERGY 7.6%

  OIL & GAS 4.6%
Patina Oil & Gas Corp.                                25,381           951,787
Southwestern Energy Co.*                              13,027           660,339
Cimarex Energy Co.*+                                  14,900           564,710
Vintage Petroleum, Inc.                               23,611           535,734
Cabot Oil & Gas Corp.                                 11,903           526,708
St. Mary Land & Exploration Co.                       10,238           427,334
Remington Oil & Gas Corp.*+                           10,000           272,500
Frontier Oil Corp.                                     9,632           256,789
Petroleum Development Corp.*                           5,934           228,874
                                                                  ------------

TOTAL OIL & GAS                                                      4,424,775
                                                                  ------------

  ENERGY EQUIPMENT & SERVICES 3.0%
Unit Corp.*+                                          16,434           627,943
Cal Dive International, Inc.*+                        13,831           563,614
CARBO Ceramics, Inc.                                   5,677           391,713
Hydril*                                                8,222           374,183
Lone Star Technologies, Inc.*                         10,400           347,984
Atwood Oceanics, Inc.*                                 5,400           281,340
Tetra Technologies, Inc.*                              8,029           227,221

TOTAL ENERGY EQUIPMENT & SERVICES                                    2,813,998

TOTAL ENERGY                                                         7,238,773

MATERIALS 4.8%

  METALS & MINING 1.6%
Massey Energy Co.+                                    27,354           956,022
Cleveland-Cliffs, Inc.                                 3,800           394,668
Amcol International Corp.                             10,565           212,251

TOTAL METALS & MINING                                                1,562,941

  CHEMICALS 1.5%
Georgia Gulf Corp.+                                   12,006           597,899
MacDermid, Inc.                                       10,868           392,335
Headwaters, Inc.*                                     12,109           345,106

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Omnova Solutions, Inc.*                               14,461      $     81,271
                                                                  ------------

TOTAL CHEMICALS                                                      1,416,611
                                                                  ------------

  CONSTRUCTION MATERIALS 1.0%
Florida Rock Industries, Inc.                         15,537           924,918
                                                                  ------------

TOTAL CONSTRUCTION MATERIALS                                           924,918
                                                                  ------------

  PAPER & FOREST PRODUCTS 0.7%
Wausau-Mosinee Paper Corp.                            18,600           332,196
Deltic Timber Corp.                                    4,299           182,492
Neenah Paper, Inc.*                                    5,300           172,780
                                                                  ------------

TOTAL PAPER & FOREST PRODUCTS                                          687,468
                                                                  ------------

  TOTAL MATERIALS                                                    4,591,938
                                                                  ------------

CONSUMER STAPLES 3.1%

  FOOD PRODUCTS 1.4%
Ralcorp Holdings, Inc.                                10,500           440,265
Delta & Pine Land Co.                                 13,813           376,818
Sanderson Farms, Inc.                                  7,153           309,582
Lance, Inc.                                           10,595           201,623
                                                                  ------------

TOTAL FOOD PRODUCTS                                                  1,328,288
                                                                  ------------

  PERSONAL PRODUCTS 0.7%
NBTY, Inc.*                                           24,034           577,056
Natures Sunshine Products, Inc.                        5,494           111,858
                                                                  ------------

TOTAL PERSONAL PRODUCTS                                                688,914
                                                                  ------------

  HOUSEHOLD PRODUCTS 0.6%
Rayovac Corp.*+                                       12,434           379,983
WD-40 Co.                                              5,853           166,284
                                                                  ------------

TOTAL HOUSEHOLD PRODUCTS                                               546,267
                                                                  ------------

  FOOD & DRUG RETAILING 0.4%
United Natural Foods, Inc.*                           14,404           447,965
                                                                  ------------

TOTAL FOOD & DRUG RETAILING                                            447,965
                                                                  ------------

TOTAL CONSUMER STAPLES                                               3,011,434
                                                                  ------------





--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
UTILITIES 1.3%

  MULTI-UTILITIES 0.8%
Energen Corp.                                         13,100      $    772,245
                                                                  ------------

TOTAL MULTI-UTILITIES                                                  772,245
                                                                  ------------

  GAS UTILITIES 0.5%
New Jersey Resources Corp.                            10,000           433,400
                                                                  ------------

TOTAL GAS UTILITIES                                                    433,400
                                                                  ------------

TOTAL UTILITIES                                                      1,205,645
                                                                  ------------

TELECOMMUNICATION SERVICES 0.4%

  DIVERSIFIED TELECOMMUNICATION SERVICES 0.4%
Commonwealth Telephone Enterprises, Inc.*              7,582           376,522
                                                                  ------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           376,522
                                                                  ------------
TOTAL TELECOMMUNICATION SERVICES                                       376,522
                                                                  ------------

TOTAL COMMON STOCKS
(Cost $82,115,523)                                                  94,532,706
                                                                  ------------

                                                        FACE
                                                      AMOUNT
                                                   ---------
REPURCHASE AGREEMENTS  0.8%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at 1.55%
 due 01/03/05                                      $ 223,658           223,658
Morgan Stanley, Inc. at
 1.48% due 01/03/05                                  264,008           264,008
Bear Stearns Cos., Inc. at
 1.45% due 01/03/05                                  231,007           231,007
                                                                  ------------

TOTAL REPURCHASE AGREEMENTS
(Cost $718,673)                                                        718,673
                                                                  ------------

SECURITIES LENDING COLLATERAL  9.9%
Investment in Securities Lending Short
Term
  Investment Portfolio Held by
   U.S. Bank                                       9,412,592         9,412,592
                                                                  ------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $9,412,592)                                                    9,412,592
                                                                  ============

TOTAL INVESTMENTS 109.6%
(Cost $92,246,788)                                                $104,663,971
                                                                  ============

LIABILITIES IN EXCESS OF OTHER
 ASSETS - (9.6)%                                                  $ (9,124,682)
                                                                  ============

NET ASSETS - 100.0%                                               $ 95,539,289
*Non-Income Producing Securities.
+All or a portion of this security is on loan at December 31, 2004.

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
COMMON STOCKS  99.0%

CONSUMER DISCRETIONARY 21.4%

SPECIALTY RETAIL 9.1%
Petsmart, Inc.+                   14,954        $  531,316
Ross Stores, Inc.+                15,265           440,700
Michaels Stores, Inc.+            14,053           421,168
Williams-Sonoma, Inc.*            11,980           419,779
Abercrombie & Fitch Co. -
  Class A                          8,923           418,935
Chico's FAS, Inc.*+                9,137           416,008
Urban Outfitters, Inc.*            8,251           366,344
American Eagle Outfitters,
  Inc.+                            7,579           356,971
CarMax, Inc.*                     10,811           335,681
Advance Auto Parts, Inc.*          7,500           327,600
O'Reilly Automotive, Inc.*         5,651           254,578
Claire's Stores, Inc.             10,135           215,369
Regis Corp.                        4,639           214,090
Pacific Sunwear of California,
  Inc.*+                           7,619           169,599
Aeropostale, Inc.*                 5,699           167,722
                                              -------------

TOTAL SPECIALTY RETAIL                           5,055,860
                                              -------------

HOTELS RESTAURANTS & LEISURE 5.0%
Mandalay Resort Group              6,995           492,658
Boyd Gaming Corp.                  8,932           372,018
Outback Steakhouse, Inc.           7,587           347,333
Brinker International, Inc.*+      8,867           310,966
GTECH Holdings Corp.              11,913           309,142
International Speedway Corp.
  - Class A                        5,467           288,658
Cheesecake Factory, Inc.*+         7,962           258,526
Applebee's International, Inc.     8,363           221,201
Ruby Tuesday, Inc.+                6,664           173,797
                                              -------------

TOTAL HOTELS RESTAURANTS & LEISURE               2,774,299
                                              -------------

MEDIA 3.4%
Washington Post Co. - Class B        894           878,820
Westwood One, Inc.*+               9,855           265,395
Harte-Hanks, Inc.                  8,759           227,559
Valassis Communications, Inc.*     5,280           184,853
Catalina Marketing Corp.           5,374           159,231

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Reader's Digest Association,
  Inc.                            10,191      $    141,757
                                              -------------

TOTAL MEDIA                                      1,857,615
                                              -------------

HOUSEHOLD DURABLES 2.0%
Harman International Industries,
  Inc.                             6,850           869,950
Blyth, Inc.                        4,213           124,536
Tupperware Corp.                   5,963           123,554
                                              -------------

TOTAL HOUSEHOLD DURABLES                         1,118,040
                                              -------------

MULTILINE RETAIL 0.6%
Dollar Tree Stores, Inc.*         11,652           334,179
                                              -------------

TOTAL MULTILINE RETAIL                             334,179
                                              -------------

AUTO COMPONENTS 0.5%
Gentex Corp.+                      7,949           294,272
                                              -------------

TOTAL AUTO COMPONENTS                              294,272
                                              -------------

TEXTILES & APPAREL 0.4%
Timberland Co. - Class A*          3,513           220,160
                                              -------------

TOTAL TEXTILES & APPAREL                           220,160
                                              -------------

AUTOMOBILES 0.4%
Thor Industries, Inc.+             5,808           215,186
                                              -------------

TOTAL AUTOMOBILES                                  215,186
                                              -------------

TOTAL CONSUMER DISCRETIONARY                    11,869,611
                                              -------------

INDUSTRIALS 16.7%

COMMERCIAL SERVICES & SUPPLIES 6.4%
Career Education Corp.*+          10,563           422,520
Dun & Bradstreet Corp.*+           7,081           422,382
ChoicePoint, Inc.*                 9,077           417,451
Education Management Corp.*        7,562           249,622
HNI Corp.                          5,747           247,408
Copart, Inc.*                      9,201           242,170
Brink's Co.+                       5,800           229,216
ITT Educational Services, Inc.*    4,683           222,677

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Stericycle, Inc.*                  4,703        $  216,103



--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                December 31, 2004
--------------------------------------------------------------------------------

Herman Miller, Inc.+               7,192           198,715
Deluxe Corp.+                      5,170           192,996
Corinthian Colleges, Inc.*+        9,236           174,052
Rollins, Inc.                      4,665           122,783
Sotheby's Holdings, Inc. -
  Class A*                         6,525           118,494
Korn/Ferry International, Inc.*    4,036            83,747
                                              -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES             3,560,336
                                              -------------

MACHINERY 2.8%
Pentair, Inc.                     10,300           448,668
Donaldson Co., Inc.                8,565           279,048
Graco, Inc.                        7,056           263,542
Harsco Corp.                       4,250           236,895
Crane Co.+                         5,610           161,792
Nordson Corp.                      3,689           147,818
                                              -------------

TOTAL MACHINERY                                  1,537,763
                                              -------------

AIR FREIGHT & COURIERS 2.4%
Expeditors International
  Washington, Inc.+               10,945           611,606
C.H. Robinson Worldwide, Inc.+     8,757           486,189
CNF, Inc.                          5,320           266,532
                                              -------------

TOTAL AIR FREIGHT & COURIERS                     1,364,327
                                              -------------

AEROSPACE & DEFENSE 1.2%
Precision Castparts Corp.          6,740           442,683
Alliant Techsystems, Inc.*+        3,815           249,425
                                              -------------

TOTAL AEROSPACE & DEFENSE                          692,108
                                              -------------

ELECTRICAL EQUIPMENT 1.0%
Hubbell, Inc. - Class B            6,286           328,758
AMETEK, Inc.+                      6,994           249,476
                                              -------------

TOTAL ELECTRICAL EQUIPMENT                         578,234
                                              -------------

TRADING COMPANIES & DISTRIBUTORS 0.9%
Fastenal Co.+                      7,782           479,060
                                              -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS             479,060
                                              -------------

                                                    MARKET
                                  SHARES             VALUE
-----------------------------------------------------------
ROAD & RAIL 0.7%
J.B. Hunt Transport Services,
  Inc.                             8,282      $    371,447
                                              -------------

TOTAL ROAD & RAIL                                  371,447
                                              -------------

AIRLINES 0.6%
JetBlue Airways Corp.*+           10,768           250,033
AirTran Holdings, Inc.*            8,799            94,149
                                              -------------

TOTAL AIRLINES                                     344,182
                                              -------------

INDUSTRIAL CONGLOMERATES 0.4%
Carlisle Cos., Inc.+               3,202           207,874
                                              -------------

TOTAL INDUSTRIAL CONGLOMERATES                     207,874
                                              -------------

CONSTRUCTION & ENGINEERING 0.3%
Dycom Industries, Inc.*            4,940           150,769
                                              -------------

TOTAL CONSTRUCTION & ENGINEERING                   150,769
                                              -------------

TOTAL INDUSTRIALS                                9,286,100
                                              -------------

INFORMATION TECHNOLOGY 15.9%

IT CONSULTING & SERVICES 4.1%
Cognizant Technology Solutions
  Corp.*+                         13,710           580,344
DST Systems, Inc.*                 8,621           449,327
Alliance Data Systems Corp.*+      8,423           399,924
Acxiom Corp.                       8,855           232,887
Certegy, Inc.                      6,432           228,529
Gartner, Inc. - Class A*          11,343           141,334
Titan Corp.*                       8,701           140,956
CSG Systems International, Inc.*   5,263            98,418
                                              -------------

TOTAL IT CONSULTING & SERVICES                   2,271,719
                                              -------------

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.6%
Microchip Technology, Inc.        21,251           566,552
Lam Research Corp.*+              14,119           408,180
Cree, Inc.*+                       7,595           304,408
Silicon Laboratories, Inc.*+       5,346           188,767
Semtech Corp.*                     7,608           166,387

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Integrated Circuit Systems,
  Inc.*                            7,157       $   149,724



--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                December 31, 2004
--------------------------------------------------------------------------------

Micrel, Inc.*+                     9,204           101,428
Cabot Microelectronics Corp.*+     2,513           100,646
                                              -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
  EQUIPMENT                                      1,986,092
                                              -------------

SOFTWARE 2.9%
McAfee, Inc.*+                    16,445           475,754
Macromedia, Inc.*+                 7,323           227,892
Jack Henry & Associates, Inc.+     9,242           184,008
Reynolds & Reynolds Co. -
  Class A                          6,631           175,788
RSA Security, Inc.*                7,086           142,145
Macrovision Corp.*+                5,042           129,680
Wind River Systems, Inc.*          8,476           114,850
Transaction Systems Architects,
  Inc. - Class A*                  3,794            75,311
Advent Software, Inc.*             3,440            70,451
                                              -------------

TOTAL SOFTWARE                                   1,595,879
                                              -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS 2.0%
CDW Corp.+                         8,557           567,757
Amphenol Corp. - Class A*+         9,059           332,827
National Instruments Corp.+        8,083           220,262
                                              -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS         1,120,846
                                              -------------

COMMUNICATIONS EQUIPMENT 1.8%
Harris Corp.+                      6,840           422,643
Avocent Corp.*                     5,050           204,626
Plantronics, Inc.                  4,917           203,908
ADTRAN, Inc.                       7,827           149,809
                                              -------------

TOTAL COMMUNICATIONS EQUIPMENT                     980,986
                                              -------------

OFFICE ELECTRONICS 0.7%
Zebra Technologies Corp. -
  Class A*                         7,392           416,022
                                              -------------

TOTAL OFFICE ELECTRONICS                           416,022
                                              -------------

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
COMPUTERS & PERIPHERALS 0.7%
Diebold, Inc.+                     7,367       $   410,563
                                              -------------

TOTAL COMPUTERS & PERIPHERALS                      410,563
                                              -------------

INTERNET SOFTWARE & SERVICES 0.1%
Retek, Inc.*                       5,722            35,190
                                              -------------

TOTAL INTERNET SOFTWARE & SERVICES                  35,190
                                              -------------

TOTAL INFORMATION TECHNOLOGY                     8,817,297
                                              -------------

HEALTH CARE 15.7%

HEALTH CARE PROVIDERS & SERVICES 5.4%
Patterson Cos., Inc.*+            14,200           616,138
Coventry Health Care, Inc.*+       9,172           486,850
Lincare Holdings, Inc.*           10,261           437,632
Henry Schein, Inc.*+               4,537           315,957
Covance, Inc.*                     6,425           248,969
Renal Care Group, Inc.*            6,889           247,935
First Health Group Corp.*          9,472           177,221
VCA Antech, Inc.*                  8,460           165,816
Apria Healthcare Group, Inc.*      4,921           162,147
LifePoint Hospitals, Inc.*+        4,009           139,593
                                              -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES           2,998,258
                                              -------------

HEALTH CARE EQUIPMENT & SUPPLIES 5.0%
Varian Medical Systems, Inc.*+    14,076           608,646
DENTSPLY International, Inc.       8,225           462,245
Beckman Coulter, Inc.              6,275           420,362
Hillenbrand Industries, Inc.       6,371           353,845
Cytyc Corp.*                      11,522           317,662
Edwards Lifesciences Corp.*        6,051           249,664
Inamed Corp.*                      3,647           230,673
Visx, Inc.*                        5,031           130,152
                                              -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES           2,773,249
                                              -------------

PHARMACEUTICALS 3.4%
Sepracor, Inc.*+                  10,802           641,315
Barr Pharmaceuticals, Inc.*+      10,567           481,221
IVAX Corp.*+                      25,800           408,156

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Valeant Pharmaceuticals
  International                    8,649      $    227,901
Par Pharmaceutical Cos., Inc.*     3,457           143,051
                                              -------------

TOTAL PHARMACEUTICALS                            1,901,644
                                              -------------

BIOTECHNOLOGY 1.9%
Charles River Laboratories
  International, Inc.*             6,652           306,059



--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                December 31, 2004
--------------------------------------------------------------------------------



Cephalon, Inc.*+                   5,884           299,378
Protein Design Labs, Inc.*+        9,811           202,695
Techne Corp.*                      4,260           165,714
Vertex Pharmaceuticals, Inc.*      8,190            86,568
                                              -------------

TOTAL BIOTECHNOLOGY                              1,060,414
                                              -------------

TOTAL HEALTH CARE                                8,733,565
                                              -------------

FINANCIALS 12.5%

BANKS 4.6%
Commerce Bancorp, Inc./NJ          8,107           522,091
TCF Financial Corp.               14,244           457,802
Associated Banc-Corp.             13,280           441,029
Bank of Hawaii Corp.               5,444           276,229
Cullen/Frost Bankers, Inc.         5,367           260,836
Wilmington Trust Corp.             6,883           248,820
Westamerica Bancorporation         3,374           196,738
Silicon Valley Bancshares*         3,656           163,862
                                              -------------

TOTAL BANKS                                      2,567,407
                                              -------------

CAPITAL MARKETS 3.8%
Legg Mason, Inc.+                 10,308           755,164
SEI Investments Co.               10,567           443,074
Eaton Vance Corp.                  6,864           357,958
Investors Financial Services
  Corp.+                           6,800           339,864
Waddell & Reed Financial, Inc.
  - Class A                        8,512           203,352
                                              -------------

TOTAL CAPITAL MARKETS                            2,099,412
                                              -------------

REAL ESTATE 2.6%
Developers Diversified Realty
  Corp.+                          11,070           491,176
Weingarten Realty Investors        9,100           364,910

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
United Dominion Realty Trust,
  Inc.                            13,665      $    338,892
Rayonier, Inc.                     5,054           247,191
                                              -------------

TOTAL REAL ESTATE                                1,442,169
                                              -------------

INSURANCE 1.1%
Arthur J. Gallagher & Co.+         9,525           309,563
Brown & Brown, Inc.                7,057           307,332
                                              -------------

TOTAL INSURANCE                                    616,895
                                              -------------

CONSUMER FINANCE 0.4%
MoneyGram International, Inc.      9,069           191,718
                                              -------------

TOTAL CONSUMER FINANCE                             191,718
                                              -------------

TOTAL FINANCIALS                                 6,917,601
                                              -------------

ENERGY 6.4%

ENERGY EQUIPMENT & SERVICES 3.6%
Smith International, Inc.*        10,784           586,757
Patterson-UTI Energy, Inc.        17,221           334,948
National-Oilwell, Inc.*            8,820           311,258
Varco International, Inc.*        10,030           292,375
Grant Prideco, Inc.*              12,735           255,337
FMC Technologies, Inc.*            6,983           224,853
                                              -------------

TOTAL ENERGY EQUIPMENT & SERVICES                2,005,528
                                              -------------

OIL & GAS 2.8%
Murphy Oil Corp.                   9,485           763,068
Noble Energy, Inc.                 5,990           369,343
Western Gas Resources, Inc.+       7,602           222,359
Plains Exploration & Production
  Co.*                             7,897           205,322
                                              -------------

TOTAL OIL & GAS                                  1,560,092
                                              -------------

TOTAL ENERGY                                     3,565,620
                                              -------------

MATERIALS 4.1%

CHEMICALS 2.2%
Lyondell Chemical Co.+            24,942           721,323
Airgas, Inc.                       7,700           204,127
Olin Corp.                         7,147           157,377

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Crompton Corp.                    11,910      $    140,538
                                              -------------

TOTAL CHEMICALS                                  1,223,365
                                              -------------

METALS & MINING 1.4%
Peabody Energy Corp.               6,630           536,433
Arch Coal, Inc.+                   6,420           228,167
                                              -------------

TOTAL METALS & MINING                              764,600
                                              -------------


--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                December 31, 2004
--------------------------------------------------------------------------------



CONTAINERS & PACKAGING 0.5%
Packaging Corporation
  of America                      10,977           258,508
                                              -------------

TOTAL CONTAINERS & PACKAGING                       258,508
                                              -------------

TOTAL MATERIALS                                  2,246,473
                                              -------------

CONSUMER STAPLES 3.6%

FOOD PRODUCTS 1.4%
Hormel Foods Corp.                14,245           446,581
Tootsie Roll Industries, Inc.      5,378           186,240
Lancaster Colony Corp.             3,580           153,475
                                              -------------

TOTAL FOOD PRODUCTS                                786,296
                                              -------------

FOOD & DRUG RETAILING 1.1%
Whole Foods Market, Inc.+          6,407           610,907
                                              -------------

TOTAL FOOD & DRUG RETAILING                        610,907
                                              -------------

HOUSEHOLD PRODUCTS 1.1%
Energizer Holdings, Inc.*+         7,373           366,364
Church & Dwight Co., Inc.          6,424           215,975
                                              -------------

TOTAL HOUSEHOLD PRODUCTS                           582,339
                                              -------------

TOTAL CONSUMER STAPLES                           1,979,542
                                              -------------

UTILITIES 2.5%

MULTI-UTILITIES 1.5%
Questar Corp.                      8,670           441,823
Equitable Resources, Inc.          6,338           384,463
                                              -------------

TOTAL MULTI-UTILITIES                              826,286
                                              -------------

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
ELECTRIC UTILITIES 0.6%
DPL, Inc.                         13,000      $    326,430
                                              -------------

TOTAL ELECTRIC UTILITIES                           326,430
                                              -------------

WATER UTILITIES 0.4%
Aqua America, Inc.                 9,705           238,646
                                              -------------

TOTAL WATER UTILITIES                              238,646
                                              -------------

TOTAL UTILITIES                                  1,391,362
                                              -------------

TELECOMMUNICATION SERVICES 0.2%

DIVERSIFIED TELECOMMUNICATION SERVICES 0.2%
Cincinnati Bell, Inc.*            25,283           104,924
                                              -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES       104,924
                                              -------------

TOTAL TELECOMMUNICATION SERVICES                   104,924
                                              -------------

TOTAL COMMON STOCKS
(Cost $52,053,084)                              54,912,095
                                              -------------

                                    FACE
                                  AMOUNT
                               ---------
REPURCHASE AGREEMENTS  0.8%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at
 1.55% due 01/03/05            $ 141,286           141,286
Morgan Stanley, Inc. at 1.48%
 due 01/03/05                    166,775           166,775
Bear Stearns Cos. at 1.45%
 due 01/03/05                    145,929           145,929
                                              -------------

TOTAL REPURCHASE AGREEMENTS
(Cost $453,990)                                    453,990
                                              -------------

SECURITIES LENDING COLLATERAL  12.1%
Investment in Securities Lending Short
Term
 Investment Portfolio Held by
  U.S. Bank                    6,687,039         6,687,039
                                              -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,687,039)                                6,687,039
                                              =============

TOTAL INVESTMENTS 111.9%
(Cost $59,194,113)                            $ 62,053,124
                                              =============

LIABILITIES IN EXCESS OF
  OTHER ASSETS - (11.9)%                      $ (6,582,736)
                                              =============


NET ASSETS - 100.0%                           $ 55,470,388
*Non-Income Producing Securities.
+All or a portion of this security is on loan at December 31, 2004.

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                                     MARKET
                                  SHARES              VALUE
-----------------------------------------------------------
COMMON STOCKS  99.4%

INFORMATION TECHNOLOGY 24.1%

SOFTWARE 8.1%
Microsoft Corp.                  119,286       $  3,186,129
Oracle Corp.*                     56,308            772,546
Electronic Arts, Inc.*+            3,331            205,456
Computer Associates
  International, Inc.+             6,340            196,920
Symantec Corp.*+                   6,964            179,393
Adobe Systems, Inc.                2,550            159,987
Autodesk, Inc.                     2,478             94,040
Intuit, Inc.*+                     2,014             88,636
Citrix Systems, Inc.*+             1,762             43,222
Mercury Interactive Corp.*+          829             37,761
Parametric Technology Corp.*+      3,018             17,776
                                               ------------

TOTAL SOFTWARE                                    4,981,866
                                               ------------

COMPUTERS & PERIPHERALS 5.7%
International Business
  Machines Corp.                  18,236          1,797,705
Dell, Inc.*                       27,294          1,150,169
Apple Computer, Inc.*              4,360            280,784
Network Appliance, Inc.*+          3,893            129,326
Lexmark International, Inc.*       1,364            115,940
QLogic Corp.*+                     1,000             36,730
Gateway, Inc.*+                    4,020             24,160
                                               ------------

TOTAL COMPUTERS & PERIPHERALS                     3,534,814
                                               ------------

COMMUNICATIONS EQUIPMENT 4.2%
Cisco Systems, Inc.*+             72,234          1,394,116
Qualcomm, Inc.                    18,011            763,666
Lucent Technologies, Inc.*+       48,522            182,443
Corning, Inc.*+                   15,470            182,082
Avaya, Inc.*+                      4,944             85,037
                                               ------------

TOTAL COMMUNICATIONS EQUIPMENT                    2,607,344
                                               ------------

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.8%
Intel Corp.                       69,351          1,622,120
Analog Devices, Inc.+              4,033            148,898
Maxim Integrated Products, Inc .   3,501            148,407
Linear Technology Corp.            3,345            129,652
Broadcom Corp. - Class A*+         3,539            114,239

                                                     MARKET
                                  SHARES              VALUE
-----------------------------------------------------------
Xilinx, Inc.+                      3,803       $    112,759
Altera Corp.*+                     4,006             82,924
PMC - Sierra, Inc.*                1,930             21,713
                                               ------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
  EQUIPMENT                                       2,380,712
                                               ------------

IT CONSULTING & SERVICES 1.3%
First Data Corp.                   9,142            388,901
Automatic Data Processing, Inc.    6,420            284,727
Paychex, Inc.                      4,053            138,126
                                               ------------

TOTAL IT CONSULTING & SERVICES                      811,754
                                               ------------

INTERNET SOFTWARE & SERVICES 0.9%
Yahoo!, Inc.*+                    15,035            566,519
                                               ------------

TOTAL INTERNET SOFTWARE & SERVICES                  566,519
                                               ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS 0.1%
Symbol Technologies, Inc.          2,570             44,461
                                               ------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS             44,461
                                               ------------

TOTAL INFORMATION TECHNOLOGY                     14,927,470
                                               ------------

CONSUMER STAPLES 18.3%

FOOD & DRUG RETAILING 5.1%
Wal-Mart Stores, Inc.             46,508          2,456,552
Walgreen Co.                      11,202            429,821
Sysco Corp.                        6,913            263,869
                                               ------------

TOTAL FOOD & DRUG RETAILING                       3,150,242
                                               ------------

BEVERAGES 4.3%
Coca-Cola Co.                     26,547          1,105,152
PepsiCo, Inc.                     18,504            965,909
Anheuser-Busch Cos., Inc.+         8,698            441,249
Pepsi Bottling Group, Inc.         2,754             74,468
Brown-Forman Corp. - Class B       1,306             63,576
                                               ------------

TOTAL BEVERAGES                                   2,650,354
                                               ------------

HOUSEHOLD PRODUCTS 3.7%
Procter & Gamble Co.              27,868          1,534,970

                                                     MARKET
                                  SHARES              VALUE
-----------------------------------------------------------
Kimberly-Clark Corp.               5,404       $    355,637
Colgate-Palmolive Co.              5,869            300,258



--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                December 31, 2004
--------------------------------------------------------------------------------
Clorox Co.                         1,614             95,113
                                               ------------

TOTAL HOUSEHOLD PRODUCTS                          2,285,978
                                               ------------

TOBACCO 2.4%
Altria Group, Inc.+               22,477          1,373,345
UST, Inc.+                         1,728             83,134
                                               ------------

TOTAL TOBACCO                                     1,456,479
                                               ------------

FOOD PRODUCTS 1.7%
Sara Lee Corp.                     8,661            209,076
Kellogg Co.                        4,456            199,005
WM Wrigley Jr Co.                  2,536            175,466
Hershey Foods Corp.                2,716            150,847
H.J. Heinz Co.                     3,805            148,357
Campbell Soup Co.+                 4,444            132,831
McCormick & Co., Inc.+             1,431             55,237
                                               ------------

TOTAL FOOD PRODUCTS                               1,070,819
                                               ------------

PERSONAL PRODUCTS 1.1%
Gillette Co.+                     10,951            490,386
Avon Products, Inc.+               5,073            196,325
                                               ------------

TOTAL PERSONAL PRODUCTS                             686,711
                                               ------------

TOTAL CONSUMER STAPLES                           11,300,583
                                               ------------

HEALTH CARE 17.5%

PHARMACEUTICALS 9.9%
Johnson & Johnson, Inc.           32,526          2,062,799
Abbott Laboratories               17,107            798,042
Merck & Co., Inc.                 24,298            780,938
Eli Lilly & Co.                   12,444            706,197
Wyeth                             14,589            621,346
Bristol-Myers Squibb Co.+         21,355            547,115
Schering-Plough Corp.+            16,180            337,838
Forest Laboratories, Inc.*+        3,975            178,318
Allergan, Inc.                     1,386            112,363
                                               ------------

TOTAL PHARMACEUTICALS                             6,144,956
                                               ------------

HEALTH CARE EQUIPMENT & SUPPLIES 4.1%
Medtronic, Inc.                   13,310            661,108
                                               ------------

                                                     MARKET
                                  SHARES              VALUE
-----------------------------------------------------------
Boston Scientific Corp.*           9,268       $    329,478
Guidant Corp.                      3,442            248,168
Baxter International, Inc.         6,810            235,217
Stryker Corp.                      4,365            210,611
Zimmer Holdings, Inc.*+            2,615            209,514
St. Jude Medical, Inc.*            3,880            162,688
Becton, Dickinson & Co.            2,780            157,904
Biomet, Inc.                       2,784            120,798
C.R. Bard, Inc.                    1,101             70,442
Waters Corp.*+                     1,243             58,160
Hospira, Inc.*                     1,640             54,940
Millipore Corp.*                     547             27,246
                                               ------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES            2,546,274
                                               ------------

BIOTECHNOLOGY 2.1%
Amgen, Inc.*+                     13,934            893,866
Gilead Sciences, Inc.*             4,633            162,109
Genzyme Corp.*                     2,730            158,531
Medimmune, Inc.*+                  2,740             74,281
                                               ------------

TOTAL BIOTECHNOLOGY                               1,288,787
                                               ------------

HEALTH CARE PROVIDERS & SERVICES 1.4%
UnitedHealth Group, Inc.+          7,227            636,193
Quest Diagnostics, Inc.            1,070            102,238
IMS Health, Inc.                   2,494             57,886
Express Scripts, Inc.*+              754             57,636
                                               ------------

TOTAL HEALTH CARE PROVIDERS & SERVICES              853,953
                                               ------------

TOTAL HEALTH CARE                                10,833,970
                                               ------------

INDUSTRIALS 15.6%

INDUSTRIAL CONGLOMERATES 8.0%
General Electric Co.             115,974          4,233,051
3M Co.+                            8,601            705,884
                                               ------------

TOTAL INDUSTRIAL CONGLOMERATES                    4,938,935
                                               ------------

AEROSPACE & DEFENSE 2.3%
United Technologies Corp.+         5,601            578,863
Boeing Co.                         9,225            477,578
Lockheed Martin Corp.              4,810            267,196

                                                     MARKET
                                  SHARES              VALUE
-----------------------------------------------------------
Rockwell Collins, Inc.+            1,920       $     75,725
                                               ------------

TOTAL AEROSPACE & DEFENSE                         1,399,362
                                               ------------

AIR FREIGHT & COURIERS 1.7%
United Parcel Service, Inc.
  - Class B+                      12,348          1,055,260
                                               ------------

TOTAL AIR FREIGHT & COURIERS                      1,055,260
                                               ------------

--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                December 31, 2004
--------------------------------------------------------------------------------
MACHINERY 1.7%
Caterpillar, Inc.+                 3,639            354,839
Illinois Tool Works, Inc.          3,250            301,210
Danaher Corp.+                     3,356            192,668
Paccar, Inc.                       1,800            144,864
Navistar International Corp.*        706             31,050
                                               ------------

TOTAL MACHINERY                                   1,024,631
                                               ------------

COMMERCIAL SERVICES & SUPPLIES 1.0%
Apollo Group, Inc. - Class A*+     1,995            161,016
Pitney Bowes, Inc.                 2,482            114,867
H&R Block, Inc.                    1,718             84,182
Cintas Corp.+                      1,874             82,194
Avery Dennison Corp.               1,156             69,325
Robert Half International, Inc.    1,795             52,827
Monster Worldwide, Inc.*           1,284             43,194
Equifax, Inc.                      1,421             39,930
                                               ------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                647,535
                                               ------------

ELECTRICAL EQUIPMENT 0.7%
Emerson Electric Co.               4,513            316,361
Rockwell Automation, Inc.          1,990             98,605
                                               ------------

TOTAL ELECTRICAL EQUIPMENT                          414,966
                                               ------------

BUILDING PRODUCTS 0.1%
American Standard Cos., Inc.*      2,245             92,763
                                               ------------

TOTAL BUILDING PRODUCTS                              92,763
                                               ------------

                                                     MARKET
                                  SHARES              VALUE
-----------------------------------------------------------
CONSTRUCTION & ENGINEERING 0.1%
Fluor Corp.                          820       $     44,698
                                               ------------

TOTAL CONSTRUCTION & ENGINEERING                     44,698
                                               ------------


AIRLINES 0.0%
Delta Air Lines, Inc.*+            1,370             10,248
                                               ------------

TOTAL AIRLINES                                       10,248
                                               ------------

TOTAL INDUSTRIALS                                 9,628,398
                                               ------------

CONSUMER DISCRETIONARY 10.3%

SPECIALTY RETAIL 4.2%
Home Depot, Inc.                  24,105          1,030,248
Lowe's Cos., Inc.+                 8,458            487,096
Best Buy Co., Inc.                 3,492            207,495
The Gap, Inc.+                     9,647            203,745
Staples, Inc.                      5,387            181,596
TJX Cos., Inc.+                    5,249            131,907
Bed Bath & Beyond, Inc.*           3,288            130,961
AutoZone, Inc.*                      789             72,044
Sherwin-Williams Co.               1,467             65,472
RadioShack Corp.+                  1,663             54,679
                                               ------------

TOTAL SPECIALTY RETAIL                            2,565,243
                                               ------------

INTERNET & CATALOG RETAIL 1.4%
eBay, Inc.*+                       7,304            849,309
                                               ------------

TOTAL INTERNET & CATALOG RETAIL                     849,309
                                               ------------

HOTELS RESTAURANTS & LEISURE 1.3%
Starbucks Corp.*+                  4,341            270,705
Marriott International, Inc.
  - Class A                        2,430            153,041
Yum! Brands, Inc.+                 3,219            151,873
International Game
  Technology, Inc.                 3,770            129,613
Harrah's Entertainment, Inc.+      1,170             78,261
                                               ------------

TOTAL HOTELS RESTAURANTS & LEISURE                  783,493
                                               ------------

MULTILINE RETAIL 1.0%
Target Corp.                       9,910            514,626
Dollar General Corp.               3,525             73,214

                                                     MARKET
                                  SHARES              VALUE
-----------------------------------------------------------
Family Dollar Stores, Inc.+        1,741       $     54,372
                                               ------------

TOTAL MULTILINE RETAIL                              642,212
                                               ------------

MEDIA 0.9%
McGraw-Hill Cos., Inc.             2,032            186,009
Omnicom Group                      2,000            168,640
New York Times Co. - Class A+      1,501             61,241
Knight-Ridder, Inc.                  764             51,142
Dow Jones & Co., Inc.                808             34,792
Meredith Corp.                       548             29,702
                                               ------------

TOTAL MEDIA                                         531,526
                                               ------------

TEXTILES & APPAREL 0.6%
Nike, Inc. - Class B               2,863            259,645
Coach, Inc.*                       2,030            114,492
                                               ------------

TOTAL TEXTILES & APPAREL                            374,137
                                               ------------

--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                December 31, 2004
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES 0.5%
Fortune Brands, Inc.               1,538            118,703
Newell Rubbermaid, Inc.+           2,970             71,844
Black & Decker Corp.+                796             70,311
Stanley Works                        810             39,682
Maytag Corp.                         785             16,563
                                               ------------

TOTAL HOUSEHOLD DURABLES                            317,103
                                               ------------

AUTOMOBILES 0.3%
Harley-Davidson, Inc.              3,133            190,330
                                               ------------

TOTAL AUTOMOBILES                                   190,330
                                               ------------

LEISURE EQUIPMENT & PRODUCTS 0.1%
Mattel, Inc.                       4,470             87,120
                                               ------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                   87,120
                                               ------------

AUTO COMPONENTS 0.0%
Goodyear Tire & Rubber Co.*+       1,910             28,001
                                               ------------

TOTAL AUTO COMPONENTS                                28,001
                                               ------------

TOTAL CONSUMER DISCRETIONARY                      6,368,474
                                               ------------

                                                     MARKET
                                  SHARES              VALUE
-----------------------------------------------------------
ENERGY 7.4%

OIL & GAS 6.0%
Exxon Mobil Corp.                 70,760       $  3,627,157
XTO Energy, Inc.                   2,800             99,064
                                               ------------

TOTAL OIL & GAS                                   3,726,221
                                               ------------

ENERGY EQUIPMENT & SERVICES 1.4%
Schlumberger Ltd.                  6,366            426,204
Halliburton Co.                    4,803            188,470
Baker Hughes, Inc.+                3,590            153,185
BJ Services Co.+                   1,695             78,885
                                               ------------

TOTAL ENERGY EQUIPMENT & SERVICES                   846,744
                                               ------------

TOTAL ENERGY                                      4,572,965
                                               ------------

MATERIALS 2.7%

CHEMICALS 2.3%
EI Du Pont de Nemours & Co.       10,947            536,950
Dow Chemical Co.                  10,421            515,944
Praxair, Inc.                      3,492            154,172
Ecolab, Inc.+                      2,817             98,961
International Flavors &
  Fragrances, Inc.                 1,010             43,269
Sigma-Aldrich Corp.                  696             42,080
Hercules, Inc.*+                   1,167             17,330
                                               ------------

TOTAL CHEMICALS                                   1,408,706
                                               ------------

CONTAINERS & PACKAGING 0.2%
Ball Corp.                         1,168             51,369
Sealed Air Corp.*                    820             43,681
Pactiv Corp.*                      1,524             38,542
                                               ------------

TOTAL CONTAINERS & PACKAGING                        133,592
                                               ------------

METALS & MINING 0.2%
Freeport-McMoRan Copper & Gold,
  Inc. - Class B+                  1,940             74,166

                                                     MARKET
                                  SHARES              VALUE
-----------------------------------------------------------
Allegheny Technologies, Inc.+      1,021       $     22,125
                                               ------------

TOTAL METALS & MINING                                96,291
                                               ------------

TOTAL MATERIALS                                   1,638,589
                                               ------------

FINANCIALS 2.3%

CONSUMER FINANCE 1.6%
American Express Co.              13,806            778,244
SLM Corp.                          4,598            245,487
                                               ------------

TOTAL CONSUMER FINANCE                            1,023,731
                                               ------------

REAL ESTATE 0.3%
Simon Property Group, Inc.+        2,500            161,675
                                               ------------

TOTAL REAL ESTATE                                   161,675
                                               ------------

DIVERSIFIED FINANCIALS 0.2%
Moody's Corp.+                     1,522            132,186
                                               ------------

TOTAL DIVERSIFIED FINANCIALS                        132,186
                                               ------------

CAPITAL MARKETS 0.2%
T. Rowe Price Group, Inc.          1,362             84,716


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                December 31, 2004
--------------------------------------------------------------------------------
Federated Investors, Inc. -
   Class B                         1,124             34,170
                                               ------------

TOTAL CAPITAL MARKETS                               118,886
                                               ------------

TOTAL FINANCIALS                                  1,436,478
                                               ------------

TELECOMMUNICATION SERVICES 0.7%

WIRELESS TELECOMMUNICATION SERVICES 0.6%
Nextel Communications, Inc.
  - Class A*+                     12,268            368,040
                                               ------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES           368,040
                                               ------------

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
  SERVICES 0.1%
Qwest Communications
  International, Inc.*            19,931       $     88,494
                                               ------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES         88,494
                                               ------------

TOTAL TELECOMMUNICATION SERVICES                    456,534
                                               ------------

UTILITIES 0.5%

ELECTRIC UTILITIES 0.3%
TXU Corp.+                         2,570            165,919
CenterPoint Energy, Inc.           3,350             37,855
                                               ------------

TOTAL ELECTRIC UTILITIES                            203,774
                                               ------------

MULTI-UTILITIES 0.2%
AES Corp.*                         7,190             98,287
                                               ------------

TOTAL MULTI-UTILITIES                                98,287
                                               ------------

TOTAL UTILITIES                                     302,061
                                               ------------

TOTAL COMMON STOCKS
 (Cost $58,582,714)                              61,465,522
                                               ------------


                                    FACE
                                  AMOUNT
                              ----------
REPURCHASE AGREEMENTS  0.1%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at
  1.55% due 01/03/05             $ 7,396              7,396
Morgan Stanley, Inc. at 1.48%
  due 01/03/05                     8,731              8,731
Bear Stearns Cos. at 1.45%
   due 01/03/05                    7,640              7,640
                                               ------------

TOTAL REPURCHASE AGREEMENTS
 (Cost $23,767)                                      23,767
                                               ------------

SECURITIES LENDING COLLATERAL  9.1%
Investment in Securities Lending Short
Term
  Investment Portfolio Held by
   U.S. Bank                   5,647,582          5,647,582
                                               ------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,647,582)                                 5,647,582
                                               ============


TOTAL INVESTMENTS 108.6%
(Cost $64,254,063)                             $ 67,136,871
                                               ============


LIABILITIES IN EXCESS OF OTHER
  ASSETS - (8.6)%                              $ (5,316,525)
                                               ============


NET ASSETS - 100.0%                            $ 61,820,346
*Non-Income Producing Securities.
+All or a portion of this security is on loan at December 31, 2004.

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
COMMON STOCKS  86.0%

FINANCIALS 18.3%

INSURANCE 7.3%
American International
  Group, Inc.+                   10,603       $    696,299
United Fire & Casualty Co.        9,410            317,211
Allstate Corp.                    5,360            277,219
Loews Corp.                       3,780            265,734
Prudential Financial, Inc.        4,724            259,631
Fidelity National Financial,
  Inc.                            5,141            234,789
Hartford Financial Services
  Group, Inc.+                    3,380            234,268
Lincoln National Corp.+           5,015            234,100
SAFECO Corp.+                     4,244            221,707
Torchmark Corp.                   3,770            215,418
Progressive Corp.                 2,496            211,761
Chubb Corp.+                      2,728            209,783
MetLife, Inc.                     5,139            208,181
Genworth Financial, Inc. -
  Class A                         7,570            204,390
W.R. Berkley Corp.                4,226            199,340
Ohio Casualty Corp.*              8,327            193,270
AmerUs Group Co.+                 4,259            192,933
Markel Corp.*                       530            192,920
Protective Life Corp.             4,330            184,848
Mercury General Corp.             3,002            179,880
Selective Insurance Group, Inc.   4,000            176,960
Reinsurance Group of
  America, Inc.                   3,640            176,358
Delphi Financial Group, Inc. -
  Class A                         3,807            175,693
Allmerica Financial Corp.*        5,320            174,656
Stancorp Financial Group, Inc.    2,111            174,157
HCC Insurance Holdings, Inc.+     5,230            173,218
Horace Mann Educators Corp.       8,799            167,885
American Financial Group,
  Inc./OH+                        5,310            166,256
Safety Insurance Group, Inc.      5,328            165,967
UICI                              4,880            165,432
Donegal Group, Inc. - Class A     7,168            164,362
Zenith National Insurance Corp.   3,274            163,176

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
American National Insurance Co.   1,500       $    156,240
CNA Surety Corp.*                11,580            154,593
National Western Life
  Insurance Co. - Class A*          914            152,282
Midland Co.                       4,803            150,190
Independence Holding Co.          7,970            147,046
Ceres Group, Inc.*               13,466             69,485
Enstar Group, Inc.*               1,075             67,187
Bristol West Holdings, Inc.       1,660             33,200
Affirmative Insurance
  Holdings, Inc.                  1,830             30,817
Crawford & Co. - Class B          2,660             19,950
Conseco, Inc.*                      695             13,865
                                              ------------

TOTAL INSURANCE                                  7,972,657
                                              ------------

REAL ESTATE 2.8%
ProLogis                          5,600            242,648
New Century Financial Corp.+      3,355            214,418
Catellus Development Corp.        6,069            185,711
Trizec Properties, Inc.           9,720            183,902
Friedman Billings Ramsey
  Group, Inc. - Class A+          9,482            183,856
Annaly Mortgage
  Management, Inc.+               9,090            178,346
CBL & Associates Properties,
  Inc.                            2,294            175,147
Cousins Properties, Inc.          5,770            174,658
LNR Property Corp.                2,742            172,499
Innkeepers USA Trust             11,586            164,521
Trammell Crow Co.*                8,988            162,773
Winston Hotels, Inc.             13,660            161,325
National Health Investors, Inc.   5,450            159,031
LTC Properties, Inc.              7,954            158,364
Urstadt Biddle Properties, Inc.   9,150            156,007
Archstone-Smith Trust+            3,815            146,115
Senior Housing Properties Trust   5,330            100,950
American Home Mortgage
  Investment Corp.                1,500             51,375
Arbor Realty Trust, Inc.            670             16,442
MortgageIT Holdings, Inc.           400              7,180
                                              ------------

TOTAL REAL ESTATE                                2,995,268
                                              ------------

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
BANKS 2.3%
Bank of America Corp.            18,148       $    852,774
Wachovia Corp.+                   7,752            407,755
National City Corp.               6,300            236,565
BB&T Corp.+                       5,480            230,434
Wells Fargo & Co.                 3,544            220,260
KeyCorp                           6,114            207,265
FNB Corp.                         7,880            160,437
Signature Bank/New York NY*       1,966             63,620
U.S. Bancorp                      1,836             57,503
ABC Bancorp                       1,390             29,190
Placer Sierra Bancshares            230              6,541
                                              ------------

TOTAL BANKS                                      2,472,344
                                              ------------

THRIFTS & MORTGAGE FINANCE 1.8%
MGIC Investment Corp.+            3,210            221,201
Golden West Financial Corp.       3,416            209,811
Fremont General Corp.             7,390            186,080
R&G Financial Corp. - Class B     4,609            179,198
Ocwen Financial Corp.*+          16,725            159,891
Capital Crossing Bank*            5,065            155,445
Provident Financial Holdings,
  Inc.                            5,270            152,040
NetBank, Inc.                    13,241            137,839
BankAtlantic Bancorp, Inc. -
  Class A                         5,918            117,768
Fannie Mae                        1,570            111,800
Countrywide Financial Corp.       2,883            106,700
PMI Group, Inc.+                  2,224             92,852
Corus Bankshares, Inc.            1,510             72,495
Freddie Mac                         282             20,783
                                              ------------

TOTAL THRIFTS & MORTGAGE FINANCE                 1,923,903
                                              ------------

CONSUMER FINANCE 1.4%
MBNA Corp.                        9,743            274,655
Capital One Financial Corp.+      2,785            234,525
Providian Financial Corp.*+      13,140            216,416
AmeriCredit Corp.*                8,446            206,505
Student Loan Corp.                  960            176,640
Metris Companies, Inc.*          13,090            166,897
QC Holdings, Inc.*                6,370            122,049
American Express Co.              1,315             74,127
World Acceptance Corp.*           1,820             50,068
                                              ------------

TOTAL CONSUMER FINANCE                           1,521,882
                                              ------------

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
DIVERSIFIED FINANCIALS 1.4%
Citigroup, Inc.                  15,420       $    742,935
J.P. Morgan Chase & Co.           8,998            351,012
Principal Financial Group, Inc.   7,100            290,674
Archipelago Holdings, Inc.*       3,710             77,799
eSpeed, Inc. - Class A*           4,259             52,684
                                              ------------

TOTAL DIVERSIFIED FINANCIALS                     1,515,104
                                              ------------

CAPITAL MARKETS 1.3%
American Capital Strategies,
  Ltd.                            5,740            191,429
Blackrock, Inc.                   2,355            181,947
Janus Capital Group, Inc.        10,740            180,540
Nuveen Investments, Inc. -
  Class A                         4,517            178,286
MCG Capital Corp.                10,080            172,670
Gabelli Asset Management,
  Inc. - Class A                  3,190            154,779
SWS Group, Inc.                   6,870            150,590
Lehman Brothers Holdings, Inc.      827             72,346
Morgan Stanley                    1,167             64,792
Merrill Lynch & Co., Inc.           863             51,582
Greenhill & Co., Inc.             1,200             34,440
                                              ------------

TOTAL CAPITAL MARKETS                            1,433,401
                                              ------------

TOTAL FINANCIALS                                19,834,559
                                              ------------

INFORMATION TECHNOLOGY 14.3%

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 4.0%
Intel Corp.                      29,488            689,724
Texas Instruments, Inc.+         12,549            308,956
Applied Materials, Inc.*         14,895            254,704
Micron Technology, Inc.*+        19,430            239,960
National Semiconductor Corp.+    12,434            223,190
Lam Research Corp.*+              6,842            197,802
Broadcom Corp. - Class A*+        5,720            184,642
Varian Semiconductor
  Equipment Associates, Inc.*     4,805            177,064
Mykrolis Corp.*                  11,749            166,483
OmniVision Technologies, Inc.*    8,974            164,673
MKS Instruments, Inc.*            8,865            164,446

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Micrel, Inc.*+                   14,639       $    161,322
Kulicke & Soffa Industries,
  Inc.*                          17,900            154,298
Atmel Corp.*                     39,076            153,178
Standard Microsystems Corp.*      7,080            126,236
ADE Corp.*                        6,298            117,899
Entegris, Inc.*+                 11,121            110,654
Freescale Semiconductor, Inc.
  - Class B*                      5,852            107,443
Teradyne, Inc.*+                  6,022            102,796
IXYS Corp.*                       8,570             88,442
RF Micro Devices, Inc.*+         10,486             71,724
Cree, Inc.*+                      1,730             69,338
Novellus Systems, Inc.*           2,370             66,099
Photronics, Inc.*                 3,630             59,895
Analog Devices, Inc.+             1,442             53,239
Monolithic System
  Technology, Inc.*               7,990             49,778
Pixelworks, Inc.*                 3,352             38,012
KLA-Tencor Corp.*                   800             37,264
Fairchild Semiconductor
  International, Inc.*              875             14,228
Lattice Semiconductor Corp.*      1,678              9,565
                                              ------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                        4,363,054
                                              ------------

COMPUTERS & PERIPHERALS 2.4%
International Business
  Machines Corp.                  7,638            752,954
Hewlett-Packard Co.              18,458            387,064
EMC Corp./MA*                    19,206            285,593
Dell, Inc.*                       5,497            231,644
NCR Corp.*+                       3,163            218,974
Sandisk Corp.*+                   8,416            210,148
Storage Technology Corp.*+        6,088            192,442
Apple Computer, Inc.*             2,010            129,444
Intergraph Corp.*                 2,831             76,239
Overland Storage, Inc.*           4,323             72,151
Electronics for Imaging, Inc.*    2,140             37,257
Brocade Communications
  Systems, Inc.*+                 4,259             32,539
                                              ------------

TOTAL COMPUTERS & PERIPHERALS                    2,626,449
                                              ------------

SOFTWARE 2.2%
Microsoft Corp.                  28,197            753,142
Activision, Inc.*                 9,915            200,085
BMC Software, Inc.*              10,589            196,955

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Compuware Corp.*                 29,418       $    190,335
Symantec Corp.*+                  7,184            185,060
McAfee, Inc.*+                    6,358            183,937
Cadence Design Systems, Inc.*+   12,170            168,068
Verity, Inc.*                    10,670            139,990
Computer Associates
  International, Inc.+            3,747            116,382
Veritas Software Corp.*           1,963             56,044
Netscout Systems, Inc.*           7,201             50,263
Blackbaud, Inc.*                  3,030             44,359
NAVTEQ Corp.*                       800             37,088
Oracle Corp.*                     2,660             36,495
Ulticom, Inc.*                    1,448             23,211
                                              ------------

TOTAL SOFTWARE                                   2,381,414
                                              ------------

COMMUNICATIONS EQUIPMENT 1.7%
Cisco Systems, Inc.*             16,721            322,715
Motorola, Inc.+                  17,560            302,032
Tellabs, Inc.*+                  23,720            203,755
Comverse Technology, Inc.*+       8,279            202,422
CommScope, Inc.*+                 9,282            175,430
Seachange International, Inc.*+   9,200            160,448
Ditech Communications Corp.*     10,650            159,218
Aspect Communications Corp.*     12,272            136,710
Qualcomm, Inc.                    2,316             98,198
Anaren, Inc.*                     1,166             15,111
Polycom, Inc.*                      253              5,900
                                              ------------

TOTAL COMMUNICATIONS EQUIPMENT                   1,781,939
                                              ------------

IT CONSULTING & SERVICES 1.4%
First Data Corp.                  6,670            283,742
Computer Sciences Corp.*+         4,620            260,429
Alliance Data Systems Corp.*      3,870            183,748
Sabre Holdings Corp.+             8,174            181,136
Acxiom Corp.                      6,500            170,950
Forrester Research, Inc.*         9,400            168,636
Mantech International Corp. -
  Class A*                        6,600            156,684
Perot Systems Corp. - Class A*    6,150             98,584
Pegasus Solutions, Inc.*          3,968             49,997

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Covansys Corp.*                     674       $     10,312
                                              ------------

TOTAL IT CONSULTING & SERVICES                   1,564,218
                                              ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS 1.4%
Arrow Electronics, Inc.*          7,590            184,437
Vishay Intertechnology, Inc.*    12,250            183,995
Molex, Inc.                       6,015            180,450
Global Imaging Systems, Inc.*     4,424            174,748
Coherent, Inc.*                   5,327            162,154
TTM Technologies, Inc.*          12,035            142,013
Park Electrochemical Corp.        6,410            138,969
MTS Systems Corp.                 3,590            121,378
Aeroflex, Inc.*                   8,220             99,626
Technitrol, Inc.*                 4,081             74,274
Cyberoptics Corp.*                4,080             60,670
LeCroy Corp.*                       565             13,187
Multi-Fineline Electronix, Inc.*    681             12,421
                                              ------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS         1,548,322
                                              ------------

INTERNET SOFTWARE & SERVICES 0.9%
EarthLink, Inc.*+                16,105            185,529
AsiaInfo Holdings, Inc.*         27,428            163,471
ValueClick, Inc.*                12,135            161,759
Keynote Systems, Inc.*            9,905            137,878
United Online, Inc.*             10,669            123,013
Digital Insight Corp.*            4,744             87,290
Sonicwall, Inc.*                  9,890             62,505
InfoSpace, Inc.*                  1,005             47,788
                                              ------------

TOTAL INTERNET SOFTWARE & SERVICES                 969,233
                                              ------------

OFFICE ELECTRONICS 0.3%
Xerox Corp.*+                    17,490            297,505
                                              ------------

TOTAL OFFICE ELECTRONICS                           297,505
                                              ------------

TOTAL INFORMATION TECHNOLOGY                    15,532,134
                                              ------------

CONSUMER DISCRETIONARY 12.6%

MEDIA 4.2%
Comcast Corp. - Class A*         12,653            421,092
Walt Disney Co.+                 13,040            362,512
McGraw-Hill Cos., Inc.            2,430            222,442

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Lamar Advertising Co.*+           4,471       $    191,269
Pixar*                            2,140            183,205
Media General, Inc.               2,790            180,820
RH Donnelley Corp.*+              3,055            180,398
John Wiley & Sons, Inc. -
  Class A                         5,150            179,426
Emmis Communications
  Corp. - Class A*                9,260            177,699
Citadel Broadcasting Corp.*      10,820            175,068
Fox Entertainment Group,
  Inc. - Class A*                 5,574            174,243
Meredith Corp.                    3,210            173,982
Hearst-Argyle Television, Inc.    6,435            169,755
Pulitzer, Inc.                    2,543            164,913
Harris Interactive, Inc.*        20,544            162,298
Journal Communications, Inc.
  - Class A                       8,912            161,040
Lin TV Corp. - Class A*+          8,292            158,377
Time Warner, Inc.*+               7,911            153,790
McClatchy Co. - Class A           2,127            152,740
Cumulus Media, Inc. - Class
  A*                              9,424            142,114
Getty Images, Inc.*               1,987            136,805
Washington Post Co. - Class B       130            127,793
Sinclair Broadcast Group, Inc.
  - Class A                      10,260             94,495
Beasley Broadcasting Group,
  Inc. - Class A*                 5,330             93,435
Liberty Media International,
  Inc. - Class A*                 1,820             84,139
Gray Television, Inc.             2,570             39,835
Viacom, Inc. - Class B            1,031             37,518
4Kids Entertainment, Inc.*        1,390             29,218
Dex Media, Inc.                     670             16,723
                                              ------------

TOTAL MEDIA                                      4,547,144
                                              ------------

SPECIALTY RETAIL 2.4%
Limited Brands, Inc.             10,610            244,242
Best Buy Co., Inc.                3,380            200,840
TJX Cos., Inc.+                   7,873            197,848
Circuit City Stores, Inc.        12,580            196,751
Home Depot, Inc.                  4,467            190,920
Charming Shoppes, Inc.*          18,762            175,800
Payless Shoesource, Inc.*        14,130            173,799
Stage Stores, Inc.*               4,155            172,516
Hollywood Entertainment Corp.*   12,551            164,293
Movie Gallery, Inc.+              8,440            160,951

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Abercrombie & Fitch Co. -
 Class A                          3,320       $    155,874
Barnes & Noble, Inc.*             4,779            154,218
Toys 'R' Us, Inc.*+               6,212            127,160
HOT Topic, Inc.*                  5,787             99,478
Claire's Stores, Inc.             4,290             91,162
Too, Inc.*                        3,710             90,747
GameStop Corp. - Class B*         1,681             37,671
Lowe's Cos., Inc.+                  270             15,549
                                              ------------

TOTAL SPECIALTY RETAIL                           2,649,819
                                              ------------
HOTELS RESTAURANTS & LEISURE 1.7%
McDonald's Corp.                  9,275            297,356
Starwood Hotels & Resorts
  Worldwide, Inc.+                4,843            282,831
Marriott International, Inc. -
  Class A                         4,470            281,521
Caesars Entertainment, Inc.*      9,542            192,176
International Game
  Technology, Inc.                5,504            189,227
International Speedway Corp.
  - Class A                       3,350            176,880
Marcus Corp.                      6,745            169,569
Six Flags, Inc.*                 22,875            122,839
Mandalay Resort Group             1,060             74,656
Bluegreen Corp.*                  3,564             70,674
Krispy Kreme Doughnuts, Inc.*+    1,678             21,143
                                              ------------

TOTAL HOTELS RESTAURANTS & LEISURE               1,878,872
                                              ------------

HOUSEHOLD DURABLES 1.1%
NVR, Inc.*                          313            240,822
Black & Decker Corp.+             2,488            219,765
Mohawk Industries, Inc.*          2,240            204,400
Stanley Works+                    3,920            192,041
American Greetings Corp. -
  Class A                         7,050            178,717
Kimball International, Inc. -
  Class B                        10,202            151,092
Harman International
  Industries, Inc.                  472             59,944
                                              ------------

TOTAL HOUSEHOLD DURABLES                         1,246,781
                                              ------------


TEXTILES & APPAREL 1.0%
Nike, Inc. - Class B              2,400            217,656
Polo Ralph Lauren Corp.           4,404            187,610
Jones Apparel Group, Inc.         4,956            181,241

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
K-Swiss, Inc. - Class A           5,945       $    173,118
Unifirst Corp./MA                 5,450            154,126
VF Corp.                            960             53,165
Perry Ellis International, Inc.*  2,210             44,974
Skechers U.S.A., Inc. - Class
  A*                              1,474             19,103
                                              ------------

TOTAL TEXTILES & APPAREL                         1,030,993
                                              ------------

AUTOMOBILES 0.7%
Ford Motor Co.+                  17,155            251,149
Harley-Davidson, Inc.             3,360            204,120
General Motors Corp.+             4,986            199,739
Monaco Coach Corp.                5,218            107,335
                                              ------------

TOTAL AUTOMOBILES                                  762,343
                                              ------------

AUTO COMPONENTS 0.6%
Autoliv, Inc.                     4,267            206,096
BorgWarner, Inc.+                 3,524            190,895
Bandag, Inc.                      3,204            159,591
Exide Technologies*               4,550             62,699
                                              ------------

TOTAL AUTO COMPONENTS                              619,281
                                              ------------

LEISURE EQUIPMENT & PRODUCTS 0.4%
Brunswick Corp.                   4,020            198,990
Jakks Pacific, Inc.*+             7,670            169,584
Arctic Cat, Inc.                  1,216             32,248
Leapfrog Enterprises, Inc.*+      1,216             16,538
                                              ------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                 417,360
                                              ------------

MULTILINE RETAIL 0.3%
Kmart Holding Corp.*+             1,691            167,325
Dillard's, Inc./AR - Class A+     3,960            106,405
Target Corp.                        270             14,021
                                              ------------

TOTAL MULTILINE RETAIL                             287,751
                                              ------------

INTERNET & CATALOG RETAIL 0.2%
1-800-FLOWERS.com, Inc.*         17,301            145,502
eBay, Inc.*+                        508             59,070

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Netflix, Inc.*+                   3,346       $     41,256
                                              ------------

TOTAL INTERNET & CATALOG RETAIL                    245,828
                                              ------------

TOTAL CONSUMER DISCRETIONARY                    13,686,172
                                              ------------

HEALTH CARE 10.9%

HEALTH CARE PROVIDERS & SERVICES 4.7%
UnitedHealth Group, Inc.+         4,181            368,053
CIGNA Corp.                       3,207            261,595
Cardinal Health, Inc.             4,234            246,207
Quest Diagnostics, Inc.+          2,503            239,162
Laboratory Corporation of
  America Holdings*               4,620            230,168
Caremark Rx, Inc.*+               5,698            224,672
Aetna, Inc.                       1,797            224,176
HCA, Inc.                         5,381            215,025
Pacificare Health Systems,
  Inc.*                           3,704            209,350
Coventry Health Care, Inc.*+      3,878            205,844
Service Corporation
  International/US*              25,740            191,763
Triad Hospitals, Inc.*+           5,050            187,910
Select Medical Corp.             10,512            185,011
Magellan Health Services, Inc.*   5,180            176,949
DaVita, Inc.*                     4,442            175,592
WellPoint, Inc.*                  1,438            165,370
Chemed Corp.                      2,450            164,419
Andrx Corp.*                      7,260            158,486
Priority Healthcare Corp. -
  Class B*                        6,410            139,546
Molina Healthcare, Inc.*          2,900            134,502
Stewart Enterprises, Inc. -
  Class A*                       18,740            130,993
Lincare Holdings, Inc.*           3,000            127,950
PDI, Inc.*                        5,434            121,070
Centene Corp.*                    3,480             98,658
eResearch Technology, Inc.*       6,089             96,511
LifePoint Hospitals, Inc.*+       2,600             90,532
Cerner Corp.*+                    1,520             80,818
WellChoice, Inc.*                 1,449             77,377
Option Care, Inc.+                4,080             70,135
Sierra Health Services, Inc.*       691             38,081
Per-Se Technologies, Inc.*        1,280             20,262

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Odyssey HealthCare, Inc.*           270       $      3,694
                                              ------------

TOTAL HEALTH CARE PROVIDERS & SERVICES           5,059,881
                                              ------------


PHARMACEUTICALS 2.7%
Pfizer, Inc.                     31,657            851,257
Johnson & Johnson, Inc.          13,087            829,977
Wyeth                             8,649            368,361
Forest Laboratories, Inc.*+       4,196            188,233
Medicis Pharmaceutical Corp. -
  Class A                         4,900            172,039
First Horizon Pharmaceutical*     6,830            156,339
Merck & Co., Inc.                 4,719            151,669
Abbott Laboratories               2,187            102,024
Eli Lilly & Co.                     778             44,151
Bristol-Myers Squibb Co.            887             22,725
Par Pharmaceutical Cos., Inc.*      280             11,586
Kos Pharmaceuticals, Inc.*          230              8,657
                                              ------------

TOTAL PHARMACEUTICALS                            2,907,018
                                              ------------

HEALTH CARE EQUIPMENT & SUPPLIES 2.5%
Thermo Electron Corp.*            6,850            206,801
Becton, Dickinson & Co.           3,601            204,537
Bausch & Lomb, Inc.+              2,992            192,864
PerkinElmer, Inc.                 8,350            187,791
Matthews International Corp.-
  Class A                         4,571            168,213
Respironics, Inc.*                3,091            168,027
SonoSite, Inc.*                   4,810            163,299
Hologic, Inc.*                    5,901            162,100
Haemonetics Corp./MA*+            4,422            160,121
Analogic Corp.                    3,480            155,869
E-Z-EM, Inc.*                    10,450            152,570
Visx, Inc.*                       5,485            141,897
Varian, Inc.*                     3,204            131,396
Hospira, Inc.*                    2,930             98,155
Sonic Innovations, Inc.*         21,639             90,235
Medtronic, Inc.                   1,442             71,624
DJ Orthopedics, Inc.*             3,030             64,903
ICU Medical, Inc.*+               1,920             52,493
Kensey Nash Corp.*+               1,158             39,986
Laserscope*                       1,065             38,244
Align Technology, Inc.*           3,500             37,625
Arrow International, Inc.         1,200             37,188
Urologix, Inc.*                   4,510             29,180

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Nutraceutical International Corp.*  533       $      8,213
Possis Medical, Inc.*               460              6,201
Medical Action Industries, Inc.*     90              1,773
                                              ------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES           2,771,305
                                              ------------

BIOTECHNOLOGY 1.0%
Invitrogen Corp.*+                2,930            196,691
Enzo Biochem, Inc.*               8,690            169,194
United Therapeutics Corp.*        3,742            168,951
Chiron Corp.*                     4,890            162,984
Amgen, Inc.*+                     2,245            144,017
Genencor International, Inc.*     8,539            140,039
Indevus Pharmaceuticals, Inc.*   16,455             98,072
ImClone Systems, Inc.*            1,060             48,845
Regeneron Pharmaceuticals, Inc.*    270              2,487
                                              ------------

TOTAL BIOTECHNOLOGY                              1,131,280
                                              ------------

TOTAL HEALTH CARE                               11,869,484
                                              ------------

INDUSTRIALS 10.1%

AEROSPACE & DEFENSE 2.2%
Boeing Co.                        5,957            308,394
L-3 Communications
  Holdings, Inc.                  3,150            230,706
General Dynamics Corp.            2,090            218,614
Lockheed Martin Corp.             3,880            215,534
Northrop Grumman Corp.+           3,940            214,178
Raytheon Co.                      5,480            212,788
Curtiss-Wright Corp.              3,163            181,588
United Defense Industries, Inc.*  3,630            171,518
Heico Corp.                       7,087            160,095
Precision Castparts Corp.         2,370            155,662
Orbital Sciences Corp.*+         10,970            129,775
Moog, Inc. - Class A*             2,140             97,049
Aviall, Inc.*                     2,570             59,033
DRS Technologies, Inc.*           1,060             45,273
United Technologies Corp.           306             31,625
Armor Holdings, Inc.*               201              9,451
                                              ------------

TOTAL AEROSPACE & DEFENSE                       2,441,283
                                              ------------

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
MACHINERY 2.2%
Eaton Corp.+                      3,650       $    264,114
Deere & Co.+                      3,010            223,944
Pentair, Inc.                     4,627            201,552
Cummins, Inc.                     2,275            190,622
Kennametal, Inc.                  3,658            182,059
Paccar, Inc.+                     2,240            180,275
Mueller Industries, Inc.          5,532            178,130
Oshkosh Truck Corp.               2,576            176,147
Cascade Corp.                     3,915            156,404
Terex Corp.*+                     2,890            137,709
Reliance Steel & Aluminum Co.     3,355            130,711
EnPro Industries, Inc.*           3,027             89,508
Toro Co.                          1,065             86,638
Parker Hannifin Corp.             1,070             81,042
Dover Corp.                       1,500             62,910
Astec Industries, Inc.*           1,962             33,766
                                              ------------

TOTAL MACHINERY                                  2,375,531
                                              ------------

INDUSTRIAL CONGLOMERATES 1.8%
General Electric Co.             33,890          1,236,985
Textron, Inc.                     3,330            245,754
Walter Industries, Inc.           5,760            194,285
Alleghany Corp.*                    670            191,118
3M Co.                              862             70,744
                                              ------------

TOTAL INDUSTRIAL CONGLOMERATES                   1,938,886
                                              ------------

COMMERCIAL SERVICES & SUPPLIES 1.4%
Cendant Corp.                     9,770            228,423
Republic Services, Inc.           6,300            211,302
Corrections Corporation of
  America*                        4,655            188,295
School Specialty, Inc.*           4,470            172,363
Insurance Auto Auctions, Inc.*    7,057            158,218
Angelica Corp.                    5,570            150,668
Central Parking Corp.             4,939             74,826
Resources Connection, Inc.*+      1,367             74,242
Compx International, Inc.         3,680             60,830
Pico Holdings, Inc.*              2,550             52,963
Heidrick & Struggles
  International, Inc.*            1,500             51,405
Sotheby's Holdings, Inc. -
  Class A*+                       2,291             41,605
Jackson Hewitt Tax Service,
  Inc.                            1,510             38,127
Career Education Corp.*+            281             11,240

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Consolidated Graphics, Inc.*        200       $      9,180
                                              ------------

TOTAL COMMERCIAL SERVICES & SUPPLIES             1,523,687
                                              ------------


ROAD & RAIL 0.7%
Burlington Northern Santa Fe
  Corp.                           7,035            332,826
Kansas City Southern*+           10,288            182,406
Genesee & Wyoming, Inc. -
  Class A*                        5,520            155,277
Overnite Corp.                    2,442             90,940
SCS Transportation, Inc.*         1,678             39,215
                                              ------------

TOTAL ROAD & RAIL                                  800,664
                                              ------------

ELECTRICAL EQUIPMENT 0.6%
Hubbell, Inc. - Class B           3,650            190,895
AMETEK, Inc.+                     5,230            186,554
Woodward Governor Co.             2,312            165,563
Global Power Equipment
  Group, Inc.*                    9,594             94,405
Thomas & Betts Corp.*             1,367             42,035
                                              ------------

TOTAL ELECTRICAL EQUIPMENT                         679,452
                                              ------------

TRADING COMPANIES & DISTRIBUTORS 0.4%
W.W. Grainger, Inc.               3,210            213,850
MSC Industrial Direct Co. -
  Class A                         4,552            163,781
Watsco, Inc.                        530             18,667
                                              ------------

TOTAL TRADING COMPANIES & DISTRIBUTORS             396,298
                                              ------------

BUILDING PRODUCTS 0.4%
Masco Corp.+                      5,734            209,463
NCI Building Systems, Inc.*       3,010            112,875
Water Pik Technologies, Inc.*     3,190             56,559
                                              ------------

TOTAL BUILDING PRODUCTS                            378,897
                                              ------------

AIR FREIGHT & COURIERS 0.3%
CNF, Inc.                         3,783            189,528
EGL, Inc.*                        1,678             50,156
HUB Group, Inc. - Class A*+         674             35,196

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
United Parcel Service, Inc. -
  Class B                           237       $     20,254
                                              ------------

TOTAL AIR FREIGHT & COURIERS                       295,134
                                              ------------

CONSTRUCTION & ENGINEERING 0.1%
Dycom Industries, Inc.*+          2,430             74,164
Comfort Systerms USA, Inc.*       9,292             71,362
                                              ------------

TOTAL CONSTRUCTION & ENGINEERING                   145,526
                                              ------------

TOTAL INDUSTRIALS                               10,975,358
                                              ------------

ENERGY 5.2%

OIL & GAS 4.5%
Exxon Mobil Corp.                20,538          1,052,778
ConocoPhillips                    4,242            368,333
Valero Energy Corp.+              6,100            276,940
Unocal Corp.                      6,230            269,385
ChevronTexaco Corp.+              4,830            253,623
Occidental Petroleum Corp.        4,010            234,024
Amerada Hess Corp.+               2,620            215,836
Devon Energy Corp.                5,502            214,138
Burlington Resources, Inc.+       4,886            212,541
Sunoco, Inc.+                     2,591            211,711
Ashland, Inc.                     3,393            198,083
Noble Energy, Inc.+               3,130            192,996
Overseas Shipholding Group,
  Inc.+                           3,167            174,818
Remington Oil & Gas Corp.*+       5,937            161,783
Tesoro Corp.*                     4,159            132,506
Swift Energy Co.*                 4,259            123,256
Frontier Oil Corp.                3,985            106,240
Resource America, Inc. -
  Class A                         3,250            105,625
Harvest Natural Resources,
  Inc.*                           5,025             86,782
Southwestern Energy Co.*          1,460             74,007
Cimarex Energy Co.*+              1,660             62,914
Newfield Exploration Co.*           860             50,783
Giant Industries, Inc.*           1,829             48,487
Petroleum Development Corp.*      1,065             41,077
Holly Corp.                       1,248             34,782
Meridian Resource Corp.*          3,968             24,006

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Edge Petroleum Corp.*               930       $     13,559
                                              ------------

TOTAL OIL & GAS                                  4,941,013
                                              ------------


ENERGY EQUIPMENT & SERVICES 0.7%
BJ Services Co.+                  4,015            186,858
Maverick Tube Corp.*+             5,936            179,861
Offshore Logistics, Inc.*         4,550            147,738
Cal Dive International, Inc.*+    2,430             99,023
Hydril*                           1,970             89,655
National-Oilwell, Inc.*+            494             17,433
Baker Hughes, Inc.                  400             17,068
Lone Star Technologies, Inc.*       270              9,034
                                              ------------

TOTAL ENERGY EQUIPMENT & SERVICES                  746,670
                                              ------------

TOTAL ENERGY                                     5,687,683
                                              ------------

CONSUMER STAPLES 5.2%

FOOD PRODUCTS 1.2%
Sara Lee Corp.                    9,180            221,605
Tyson Foods, Inc. - Class A      11,490            211,416
H.J. Heinz Co.                    4,963            193,508
Kraft Foods, Inc. - Class A       5,210            185,528
Pilgrim's Pride Corp.             5,569            170,857
Sanderson Farms, Inc.             2,740            118,587
Seaboard Corp.                      101            100,798
Archer-Daniels-Midland Co.        4,390             97,941
Cal-Maine Foods, Inc.+            3,402             41,130
                                              ------------

TOTAL FOOD PRODUCTS                              1,341,370
                                              ------------

BEVERAGES 1.1%
Brown-Forman Corp. - Class B      3,770            183,524
PepsiAmericas, Inc.               8,351            177,375
Adolph Coors Co. - Class B        2,340            177,068
PepsiCo, Inc.                     3,260            170,172
Coca-Cola Co.                     3,893            162,065
Constellation Brands, Inc. -
  Class A*                        3,316            154,227
Boston Beer Co., Inc. - Class
  A*                              6,684            142,169
                                              ------------

TOTAL BEVERAGES                                  1,166,600
                                              ------------

HOUSEHOLD PRODUCTS 1.0%
Procter & Gamble Co.             11,082            610,397

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Kimberly-Clark Corp.              4,156       $    273,506
Energizer Holdings, Inc.*+        4,070            202,238
                                              ------------

TOTAL HOUSEHOLD PRODUCTS                         1,086,141
                                              ------------

FOOD & DRUG RETAILING 0.9%
Wal-Mart Stores, Inc.             6,304            332,977
Costco Wholesale Corp.+           4,776            231,206
Smart & Final, Inc.*             11,000            158,290
Arden Group, Inc.                 1,517            152,420
Nash Finch Co.                    1,820             68,723
                                              ------------

TOTAL FOOD & DRUG RETAILING                        943,616
                                              ------------

TOBACCO 0.5%
Altria Group, Inc.+               9,875            603,363
                                              ------------

TOTAL TOBACCO                                      603,363
                                              ------------

PERSONAL PRODUCTS 0.5%
Gillette Co.+                     7,081            317,087
Avon Products, Inc.+              4,857            187,966
                                              ------------

TOTAL PERSONAL PRODUCTS                            505,053
                                              ------------

TOTAL CONSUMER STAPLES                           5,646,143
                                              ------------

MATERIALS 3.7%

METALS & MINING 1.6%
Phelps Dodge Corp.+               2,610            258,181
Alcoa, Inc.                       7,720            242,562
Nucor Corp.+                      4,470            233,960
United States Steel Corp.+        4,027            206,384
Steel Dynamics, Inc.+             5,054            191,445
Carpenter Technology Corp.        3,146            183,915
Southern Peru Copper Corp.+       3,630            171,372
Metal Management, Inc.            6,165            165,654
Titanium Metals Corp.*            3,790             91,491
Oregon Steel Mills, Inc.*         2,434             49,386
                                              ------------

TOTAL METALS & MINING                            1,794,350
                                              ------------

PAPER & FOREST PRODUCTS 1.0%
MeadWestvaco Corp.                6,858            232,418
Georgia-Pacific Corp.+            6,015            225,442
Weyerhaeuser Co.                  3,160            212,415
Potlatch Corp.+                   3,738            189,068
Louisiana-Pacific Corp.+          7,021            187,742

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
Neenah Paper, Inc.*                 125       $      4,075
                                              ------------

TOTAL PAPER & FOREST PRODUCTS                    1,051,160
                                              ------------

CHEMICALS 0.7%
Monsanto Co.+                     5,605            311,358
OM Group, Inc.*+                  5,262            170,594
FMC Corp.*                        2,430            117,369
Terra Industries, Inc.*+          7,625             67,710
Kronos Worldwide, Inc.            1,276             51,997
Sensient Technologies Corp.         810             19,432
EI Du Pont de Nemours & Co.         378             18,541
Dow Chemical Co.                    259             12,823
                                              ------------

TOTAL CHEMICALS                                    769,824
                                              ------------

CONSTRUCTION MATERIALS 0.2%
Texas Industries, Inc.            3,056            190,633
Lafarge North America, Inc.         619             31,767
                                              ------------

TOTAL CONSTRUCTION MATERIALS                       222,400
                                              ------------

CONTAINERS & PACKAGING 0.2%
Longview Fibre Co.                9,745            176,774
                                              ------------

TOTAL CONTAINERS & PACKAGING                       176,774
                                              ------------

TOTAL MATERIALS                                  4,014,508
                                              ------------

UTILITIES 3.5%

ELECTRIC UTILITIES 2.4%
PG&E Corp.*+                      8,480            282,214
Progress Energy, Inc.+            5,501            248,865
FirstEnergy Corp.                 5,110            201,896
TECO Energy, Inc.                12,970            198,960
American Electric Power Co.,
  Inc.+                           5,740            197,112
Pinnacle West Capital Corp.       4,321            191,896
PNM Resources, Inc.               7,396            187,045
Allegheny Energy, Inc.*+          9,050            178,375
El Paso Electric Co.*             9,295            176,047
Unisource Energy Corp.            6,970            168,047
IDACORP, Inc.                     5,485            167,676
UIL Holding Corp.                 3,080            158,004
DTE Energy Co.+                   3,589            154,794
TXU Corp.                           530             34,217

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
CH Energy Group, Inc.               270       $     12,973
                                              ------------

TOTAL ELECTRIC UTILITIES                         2,558,121
                                              ------------

MULTI-UTILITIES 1.1%
Constellation Energy Group, Inc.  5,090            222,484
Reliant Energy, Inc.*+           15,991            218,277
NRG Energy, Inc.*                 5,432            195,824
Energy East Corp.                 7,270            193,964
Sierra Pacific Resources*+       17,840            187,320
National Fuel Gas Co.             6,172            174,914
                                              ------------

TOTAL MULTI-UTILITIES                            1,192,783
                                              ------------

TOTAL UTILITIES                                  3,750,904
                                              ------------

TELECOMMUNICATION SERVICES 2.2%

DIVERSIFIED TELECOMMUNICATION SERVICES 1.5%
Verizon Communications, Inc.     13,499            546,844
SBC Communications, Inc.+        17,850            459,995
Alltel Corp.                      3,740            219,762
North Pittsburgh Systems, Inc.    5,628            139,180
AT&T Corp.                        7,131            135,917
BellSouth Corp.                   1,183             32,876
PTEK Holdings, Inc.               3,034             32,494
Commonwealth Telephone
  Enterprises, Inc.*                270             13,408
                                              ------------

TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                         1,580,476
                                              ------------

WIRELESS TELECOMMUNICATION SERVICES 0.7%
Crown Castle International
  Corp.*                         11,890            197,850
Spectrasite, Inc.*                3,100            179,490
USA Mobility, Inc.*               4,905            173,196
Western Wireless Corp.*           5,834            170,936
Price Communications Corp.*       3,010             55,956

                                                    MARKET
                                 SHARES              VALUE
-----------------------------------------------------------
@Road, Inc.*                      5,751       $     39,739
                                              ------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES          817,167
                                              ------------

TOTAL TELECOMMUNICATION SERVICES                 2,397,643
                                              ------------

TOTAL COMMON STOCKS
(Cost $84,084,726)                              93,394,588
                                              ------------


                                   FACE             MARKET
                                 AMOUNT              VALUE
-----------------------------------------------------------
REPURCHASE AGREEMENTS  13.0%

Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
  1.55% due 01/03/05        $ 4,381,508          4,381,508
Morgan Stanley, Inc. at 1.48%
  due 01/03/05                5,171,962          5,171,962
Bear Stearns Cos., Inc. at
  1.45% due 01/03/05          4,525,466          4,525,466
                                              ------------

TOTAL REPURCHASE AGREEMENTS
(Cost $14,078,936)                              14,078,936
                                              ------------

SECURITIES LENDING COLLATERAL  10.1%
Investment in Securities Lending Short
Term
  Investment Portfolio Held by
   U.S. Bank                 10,972,973         10,972,973
                                              ------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,972,973)                              10,972,973
                                              ============

TOTAL INVESTMENTS 109.1%
 (Cost $109,136,635)                          $118,446,497
                                              ============

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (9.1)%                             $ (9,881,625)
                                              ============

NET ASSETS - 100.0%                           $108,564,872


                                                UNREALIZED
                              CONTRACTS               GAIN
-----------------------------------------------------------
FUTURES CONTRACT PURCHASED
March 2005 S&P MidCap 400
Index Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $4,915,820)              74       $     60,390
March 2005 S&P 500 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $4,732,650)              78             58,140

March 2005 Russell 2000 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $4,632,750)              71             56,912
                                              ------------

(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$14,281,220)                                  $    175,442
                                              ============


*Non-Income Producing Securities.
+All or a portion of this security is on loan at December 31, 2004.

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                                                        MARKET
                                                    SHARES               VALUE
------------------------------------------------------------------------------
COMMON STOCKS  99.4%

INDUSTRIALS 42.8%

  BUILDING PRODUCTS 8.2%
  Masco Corp.+                                      84,500      $    3,086,785
  American Standard Cos., Inc.*                     51,100           2,111,452
  USG Corp.*+                                       32,900           1,324,883
  Simpson Manufacturing Co., Inc.                   28,500             994,650
  Lennox International, Inc.                        40,499             824,155
  York International Corp.+                         22,199             766,753
  Griffon Corp.*+                                   25,700             693,900
  NCI Building Systems, Inc.*                       16,900             633,750
                                                                --------------

TOTAL BUILDING PRODUCTS                                             10,436,328
                                                                --------------

  ROAD & RAIL 7.8%
  Canadian National Railway Co.                     20,200           1,237,250
  Burlington Northern Santa Fe Corp.                25,400           1,201,674
  Union Pacific Corp.                               17,200           1,156,700
  Norfolk Southern Corp.                            29,300           1,060,367
  CSX Corp.+                                        20,600             825,648
  Canadian Pacific Railway Ltd.                     20,000             688,200
  J.B. Hunt Transport Services, Inc.                12,500             560,625
  Yellow Roadway Corp.*+                             8,600             479,106
  Landstar System, Inc.*                             6,500             478,660
  Laidlaw International, Inc.*                      20,700             442,980
  Werner Enterprises, Inc.                          17,500             396,200
  Heartland Express, Inc.                           17,500             393,225
  Swift Transportation Co., Inc.*                   17,200             369,456
  Knight Transportation, Inc.                       13,500             334,800
  Sirva, Inc.*                                      14,564             279,920
                                                                --------------

TOTAL ROAD & RAIL                                                    9,904,811
                                                                --------------

  TRADING COMPANIES & DISTRIBUTORS 7.4%
  W.W. Grainger, Inc.                               37,700           2,511,574
  Fastenal Co.+                                     32,500           2,000,700
  MSC Industrial Direct Co. - Class A               44,300           1,593,914
  Hughes Supply, Inc.+                              40,900           1,323,115
  Watsco, Inc.                                      28,000             986,160

                                                                        MARKET
                                                    SHARES               VALUE
------------------------------------------------------------------------------
  Applied Industrial Technologies, Inc.             35,400      $      969,960
                                                                --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                               9,385,423
                                                                --------------

  AIR FREIGHT & COURIERS 7.2%
  United Parcel Service, Inc. - Class B+            38,200           3,264,572
  FedEx Corp.+                                      18,600           1,831,914
  Expeditors International
       Washington, Inc.+                            13,600             759,968
  C.H. Robinson Worldwide, Inc.+                    12,700             705,104
  Ryder System, Inc.+                               11,600             554,132
  CNF, Inc.                                         10,500             526,050
  UTI Worldwide, Inc.                                6,700             455,734
  EGL, Inc.*+                                       11,700             349,713
  Forward Air Corp.*                                 6,900             308,430
  Pacer International, Inc.*                        13,700             291,262
                                                                --------------

TOTAL AIR FREIGHT & COURIERS                                         9,046,879
                                                                --------------

  MACHINERY 6.6%
  Caterpillar, Inc.+                                 9,700             945,847
  Illinois Tool Works, Inc.                          9,200             852,656
  Danaher Corp.+                                    12,000             688,920
  Deere & Co.+                                       9,200             684,480
  Volvo AB - SP ADR                                 16,600             658,190
  Ingersoll-Rand Co. - Class A                       7,800             626,340
  Paccar, Inc.+                                      7,400             595,552
  Eaton Corp.+                                       7,800             564,408
  Parker Hannifin Corp.                              6,500             492,310
  Dover Corp.                                       11,600             486,504
  ITT Industries, Inc.                               5,400             456,030
  Pentair, Inc.                                      8,300             361,548
  Pall Corp.                                        11,300             327,135
  Cummins, Inc.                                      3,700             310,023
  SPX Corp.+                                         6,800             272,408
                                                                --------------

TOTAL MACHINERY                                                      8,322,351
                                                                --------------

  CONSTRUCTION & ENGINEERING 5.6%
  Fluor Corp.                                       19,400           1,057,494
  Jacobs Engineering Group, Inc.*                   16,800             802,872
  Chicago Bridge & Iron NV Co.                      17,499             699,960
  URS Corp.*                                        18,800             603,480
  Dycom Industries, Inc.*+                          19,200             585,984

                                                                        MARKET
                                                    SHARES               VALUE
------------------------------------------------------------------------------
McDermott International, Inc.*                      30,700      $      563,652





------------------------------------------------------------------------------

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)(continued)               December 31, 2004
------------------------------------------------------------------------------


  Shaw Group, Inc.*+                                30,100             537,285
  Washington Group International, Inc.*             12,600             519,750
  Granite Construction, Inc.                        19,300             513,380
  Quanta Services, Inc.*                            59,500             476,000
  EMCOR Group, Inc.*                                 9,200             415,656
  Insituform Technologies, Inc. - Class A*          16,200             367,254
                                                                --------------

TOTAL CONSTRUCTION & ENGINEERING                                     7,142,767
                                                                --------------

TOTAL INDUSTRIALS                                                   54,238,559
                                                                --------------

CONSUMER DISCRETIONARY 17.0%

  HOTELS RESTAURANTS & LEISURE 9.9%
  Starbucks Corp.*+                                 23,900           1,490,404
  Carnival Corp.+                                   25,110           1,447,089
  McDonald's Corp.                                  41,320           1,324,719
  Marriott International, Inc. - Class A            14,790             931,474
  Starwood Hotels & Resorts
       Worldwide, Inc.+                             15,800             922,720
  Royal Caribbean Cruises Ltd.+                     16,510             898,804
  Yum! Brands, Inc.+                                18,540             874,717
  MGM Mirage, Inc.*+                                11,550             840,147
  Hilton Hotels Corp.                               33,720             766,793
  International Game Technology, Inc.               20,360             699,977
  Harrah's Entertainment, Inc.+                      9,830             657,529
  Darden Restaurants, Inc.                          18,240             505,978
  Wendy's International, Inc.                       12,160             477,402
  Outback Steakhouse, Inc.                           8,110             371,276
  Brinker International, Inc.*+                      9,830             344,738
                                                                --------------

TOTAL HOTELS RESTAURANTS & LEISURE                                  12,553,767
                                                                --------------

  INTERNET & CATALOG RETAIL 7.1%
  eBay, Inc.*+                                      31,200           3,627,936
  InterActiveCorp*+                                 67,600           1,867,112
  Amazon.com, Inc.*+                                40,600           1,798,174
  Coldwater Creek, Inc.*                            15,500             478,485
  Overstock.com, Inc.*                               6,800             469,200
  Insight Enterprises, Inc.*                        20,400             418,608

                                                                        MARKET
                                                    SHARES               VALUE
------------------------------------------------------------------------------
  Priceline.com, Inc.*+                             15,800      $      372,722
                                                                --------------

TOTAL INTERNET & CATALOG RETAIL                                      9,032,237
                                                                --------------

TOTAL CONSUMER DISCRETIONARY                                        21,586,004
                                                                --------------

ENERGY 15.9%


  OIL & GAS 8.0%
  Exxon Mobil Corp.                                 26,000           1,332,760
  BP PLC - SP ADR                                   17,700           1,033,680
  Total SA - SP ADR+                                 8,600             944,624
  Royal Dutch Petroleum Co.+                        14,300             820,534
  ENI-Ente Nazionale Idrocarburi
      - SP ADR+                                      6,300             792,792
  ChevronTexaco Corp.+                              14,500             761,395
  PetroChina Co. Ltd. - SP ADR+                     13,100             703,339
  Shell Transport & Trading  Co. PLC
      - SP ADR                                      12,800             657,920
  ConocoPhillips                                     7,000             607,810
  Petroleo Brasiliero SA - Petrobras+               13,200             525,096
  EnCana Corp.                                       7,600             433,656
  Repsol YPF SA - SP ADR+                           15,900             414,990
  China Petroleum & Chemical Corp.
      - SP ADR                                      10,100             413,999
  Imperial Oil Ltd.                                  6,500             386,100
  Occidental Petroleum Corp.                         6,600             385,176
                                                                --------------

TOTAL OIL & GAS                                                     10,213,871
                                                                --------------

  ENERGY EQUIPMENT & SERVICES 7.9%
  Schlumberger Ltd.                                 20,900           1,399,255
  Halliburton Co.                                   25,400             996,696
  Transocean, Inc.*+                                22,000             932,580
  Baker Hughes, Inc.+                               19,900             849,133
  Tenaris SA - SP ADR                               13,500             660,150
  GlobalSantaFe Corp.                               19,400             642,334
  Diamond Offshore Drilling, Inc.+                  15,400             616,770
  Weatherford International Ltd.*+                  12,000             615,600
  BJ Services Co.+                                  13,200             614,328
  Smith International, Inc.*                         9,100             495,131
  ENSCO International, Inc.+                        15,400             488,796
  Precision Drilling Corp.*+                         7,600             477,280
  Nabors Industries Ltd.*+                           7,900             405,191
  Patterson-UTI Energy, Inc.                        20,100             390,945

                                                                        MARKET
                                                    SHARES               VALUE
------------------------------------------------------------------------------
  Noble Corp.*+                                      7,800      $      387,972
                                                                --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                    9,972,161
                                                                --------------

TOTAL ENERGY                                                        20,186,032
                                                                --------------

INFORMATION TECHNOLOGY 9.4%

  INTERNET SOFTWARE & SERVICES 8.9%
  Yahoo!, Inc.*+                                   153,168           5,771,370
  VeriSign, Inc.*+                                  57,130           1,914,998


------------------------------------------------------------------------------

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)(continued)               December 31, 2004
------------------------------------------------------------------------------

  WebEx Communications, Inc.*+                      31,800             756,204
  EarthLink, Inc.*+                                 59,660             687,283
  RealNetworks, Inc.*+                              67,650             447,843
  Open Text Corp.*                                  20,260             406,213
  DoubleClick, Inc.*+                               47,400             368,772
  PEC Solutions, Inc.*                              21,780             308,623
  Ariba, Inc.*                                      18,400             305,440
  United Online, Inc.*                              23,950             276,143
                                                                --------------

TOTAL INTERNET SOFTWARE & SERVICES                                  11,242,889
                                                                --------------

  SOFTWARE 0.5%
  Internet Security Systems, Inc.*                  27,750             645,188
                                                                --------------

TOTAL SOFTWARE                                                         645,188
                                                                --------------

TOTAL INFORMATION TECHNOLOGY                                        11,888,077
                                                                --------------

UTILITIES 7.3%

  ELECTRIC UTILITIES 7.3%
  E.ON AG - SP ADR                                  12,800           1,164,800
  Exelon Corp.+                                     18,500             815,295
  Southern Co.+                                     22,200             744,144
  TXU Corp.+                                        10,100             652,056
  Korea Electric Power Corp. - SP ADR+              48,400             640,816
  Entergy Corp.+                                     8,600             581,274
  FPL Group, Inc.+                                   7,500             560,625
  American Electric Power Co., Inc.+                15,900             546,006
  Scottish Power  PLC - SP ADR                      17,100             532,836
  PG&E Corp.*+                                      16,000             532,480
  FirstEnergy Corp.                                 12,900             509,679
  Progress Energy, Inc.+                            11,100             502,164
  Edison International                              15,100             483,653

                                                                        MARKET
                                                    SHARES               VALUE
------------------------------------------------------------------------------
  Consolidated Edison, Inc.                         10,800      $      472,500
  PPL Corp.                                          8,700             463,536
                                                                --------------

TOTAL ELECTRIC UTILITIES                                             9,201,864
                                                                --------------

TOTAL UTILITIES                                                      9,201,864
                                                                --------------

MATERIALS 7.0%

  CHEMICALS 7.0%
  EI Du Pont de Nemours & Co.                       22,900           1,123,245
  Dow Chemical Co.                                  20,900           1,034,759
  BASF AG - SP ADR+                                 14,000           1,008,280
  Monsanto Co.+                                     12,000             666,600
  Praxair, Inc.                                     13,200             582,780
  Akzo Nobel NV - SP ADR                            12,700             539,623
  Air Products & Chemicals, Inc.                     9,100             527,527
  Syngenta AG - SP ADR*                             23,500             501,725
  PPG Industries, Inc.                               7,200             490,752
  Rohm & Haas Co.+                                  11,000             486,530
  Ecolab, Inc.+                                     13,500             474,255
  Potash Corp. Of  Saskatchewan+                     5,300             440,218
  Lyondell Chemical Co.+                            12,000             347,040
  Eastman Chemical Co.+                              5,400             311,742
  Sigma-Aldrich Corp.+                               4,900             296,254
                                                                --------------

TOTAL CHEMICALS                                                      8,831,330
                                                                --------------

TOTAL MATERIALS                                                      8,831,330
                                                                --------------

TOTAL COMMON STOCKS
(Cost $104,281,667)                                                125,931,866
                                                                --------------

                                                     FACE
                                                   AMOUNT
                                             ------------
REPURCHASE AGREEMENTS  0.8%

Collateralized by U.S. Treasury Obligations
Lehman Borthers, Inc. at 1.55%
 due 01/03/05                                $  1,081,339            1,081,339
                                                                --------------

TOTAL REPURCHASE AGREEMENTS
(Cost $1,081,339)                                                    1,081,339
                                                                --------------

------------------------------------------------------------------------------
                                                     FACE               MARKET
                                                   AMOUNT                VALUE
------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL  24.2%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
   U.S. Bank                                   30,654,490       $   30,654,490
                                                                --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $30,654,490)                                                  30,654,490
                                                                --------------
TOTAL INVESTMENTS 124.4%
 (Cost $136,017,496)                                            $  157,667,695
                                                                ==============

LIABILITIES IN EXCESS OF
 OTHER ASSETS - (24.4)%                                         $  (30,965,267)
                                                                ==============

NET ASSETS - 100.0%                                             $  126,702,428
*Non-Income Producing Securities.
+All or a portion of this security is on loan at December 31,
 2004.
ADR--American Depository Receipt.

U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                        FACE          MARKET
                                      AMOUNT           VALUE
------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  81.6%
Farmer Mac*
  2.04% due 01/28/05            $ 70,000,000    $ 69,900,833
  2.45% due 03/31/05              40,000,000      39,763,167
  2.45% due 03/30/05              30,000,000      29,824,417
  1.89% due 01/03/05              25,000,000      25,000,000
  2.20% due 01/14/05              25,000,000      24,983,195
  2.86% due 12/15/05              20,000,000      19,450,244
Federal Farm Credit Bank*
  2.00% due 03/29/05              75,000,000      74,645,833
  2.34% due 04/01/05              50,000,000      49,714,000
  2.30% due 08/05/05              28,000,000      27,617,178
  2.22% due 02/07/05              21,000,000      20,954,675
  2.40% due 07/14/05              20,000,000      19,744,000
  2.47% due 05/27/05              15,000,000      14,851,800
  2.41% due 05/09/05              10,000,000       9,915,650
  2.80% due 11/01/05              10,000,000       9,765,111
Federal Home Loan Bank*
  1.93% due 01/07/05             100,000,000      99,978,556
  2.00% due 01/03/05              50,000,000      50,000,000
  1.90% due 01/21/05              50,000,000      49,952,500
  2.41% due 03/28/05              50,000,000      49,718,833
  2.60% due 06/22/05              50,000,000      49,386,111
  2.49% due 06/01/05              25,000,000      24,742,354
Freddie Mac*
  2.00% due 02/22/05              60,000,000      59,833,333
  1.94% due 01/04/05              50,000,000      49,997,306
  2.02% due 01/05/05              50,000,000      49,994,389
  2.05% due 03/08/05              50,000,000      49,817,778
  1.76% due 01/11/05              25,000,000      24,990,222
  2.05% due 03/01/05              25,000,000      24,918,854
  2.29% due 06/28/05              20,000,000      19,776,089
                                             ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
 (Cost $1,039,236,428)                         1,039,236,428
                                             ---------------
REPURCHASE AGREEMENTS  16.8%

COLLATERALIZED BY U.S. TREASURY OBLIGATIONS
Lehman Brothers, Inc. at
 1.55% due 01/03/05              214,053,611     214,053,611
                                             ---------------

TOTAL REPURCHASE AGREEMENTS
 (Cost $214,053,611)                             214,053,611
                                             ---------------

TOTAL INVESTMENTS 98.4%
 (Cost $1,253,290,039)                       $ 1,253,290,039
                                             ===============


OTHER ASSETS IN EXCESS OF
 LIABILITIES - 1.6%                          $    20,718,820
                                             ===============


NET ASSETS - 100.0%                          $ 1,274,008,859
*The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------



                                                    MARKET
                                  SHARES             VALUE
-----------------------------------------------------------
COMMON STOCKS  99.5%
J.P. Morgan Chase & Co.           16,996       $   663,014
Fannie Mae                         8,516           606,424
Bank of America Corp.             12,381           581,783
Washington Mutual, Inc.           11,805           499,115
Freddie Mac                        6,468           476,692
Fifth Third Bancorp+               9,280           438,758
National City Corp.               11,514           432,351
Regions Financial Corp.           11,161           397,220
Wells Fargo & Co.                  6,117           380,172
KeyCorp                           11,185           379,171
M&T Bank Corp.                     3,420           368,813
Comerica, Inc.+                    5,679           346,533
AmSouth Bancorp+                  13,233           342,735
Sovereign Bancorp, Inc.           14,664           330,673
Zions Bancorporation               4,639           315,591
MGIC Investment Corp.+             4,544           313,127
Banknorth Group, Inc.              8,380           306,708
Huntington Bancshares, Inc.       12,330           305,537
Wachovia Corp.                     5,483           288,406
PMI Group, Inc.+                   6,809           284,276
People's Bank/Bridgeport CT        7,235           281,369
Associated Banc-Corp.              8,459           280,923
First Horizon National Corp.+      6,470           278,922
Colonial BancGroup, Inc.          12,481           264,972
Webster Financial Corp.            5,168           261,707
Anchor BanCorp Wisconsin, Inc.     8,938           260,543
Whitney Holding Corp.              5,553           249,829
Southwest Bancorp of Texas, Inc.  10,636           247,712
Hudson United Bancorp              6,270           246,913
Flagstar Bancorp, Inc.            10,605           239,673
Downey Financial Corp.             4,191           238,887
Provident Bankshares Corp.         6,545           238,042
U.S. Bancorp                       7,599           238,001
Commercial Federal Corp.           7,825           232,481
Bankunited Financial Corp. - Class
  A*                               7,238           231,254
Greater Bay Bancorp                8,258           230,233
Waypoint Financial Corp.           8,121           230,230
Riggs National Corp.              10,779           229,161
Brookline Bancorp, Inc.           13,983           228,203
Susquehanna Bancshares, Inc.       9,104           227,145
FirstFed Financial Corp.*          4,284           222,211
Community Bank System, Inc.        7,640           215,830
Kookmin Bank - SP ADR*             4,775           186,607
Uniao de Bancos Brasileiros SA     5,784           183,468
BB&T Corp.                         2,084            87,632
SunTrust Banks, Inc.                 982            72,566
Golden West Financial Corp.        1,080            66,334
Countrywide Financial Corp.        1,459            53,998
UnionBanCal Corp.                    754            48,618
PNC Financial Services Group,
  Inc.                               600            34,464
                                               -----------

TOTAL COMMON STOCKS
  (Cost $12,956,516)                            14,165,027
                                               -----------




                                    FACE            MARKET
                                  AMOUNT             VALUE
-----------------------------------------------------------
SECURITIES LENDING COLLATERAL  2.0%
Investment in Securities Lending Short
Term
Investment Portfolio Held by
U.S. Bank                        284,791       $   284,791
                                               -----------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $284,791)                                    284,791
                                               ===========

TOTAL INVESTMENTS 101.5%
 (Cost $13,241,307)                            $14,449,818
                                               ===========

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (1.5)%                              $  (214,077)
                                               ===========

NET ASSETS - 100.0%                            $14,235,741
*Non-Income Producing Securities.
+All or a portion of this security is on loan at December
 31, 2004.

BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                                     MARKET
                                  SHARES              VALUE
------------------------------------------------------------
COMMON STOCKS  83.7%
EI Du Pont de Nemours & Co.       60,839        $ 2,984,153
Monsanto Co.+                     30,319          1,684,220
Dow Chemical Co.                  33,422          1,654,723
MeadWestvaco Corp.                46,071          1,561,346
Alcoa, Inc.                       46,434          1,458,956
Scotts Co. - Class A*+            17,950          1,319,684
Ecolab, Inc.+                     36,521          1,282,983
Praxair, Inc.                     27,868          1,230,372
Air Products & Chemicals, Inc.    20,990          1,216,790
Newmont Mining Corp.+             27,244          1,209,906
Sealed Air Corp.*+                21,800          1,161,286
Phelps Dodge Corp.+               11,378          1,125,512
OM Group, Inc.*+                  33,980          1,101,632
Potlatch Corp.+                   21,334          1,079,074
Lubrizol Corp.                    29,110          1,072,995
Arch Chemicals, Inc.              34,863          1,003,357
Nucor Corp.+                      18,698            978,653
United States Steel Corp.+        18,339            939,874
Smurfit-Stone Container Corp.*+   49,940            932,879
Packaging Corporation of
 America                          39,190            922,924
Lyondell Chemical Co.+            29,356            848,975
Vulcan Materials Co.              15,519            847,493
Georgia-Pacific Corp.+            22,310            836,179
International Paper Co.+          19,448            816,816
Inco Ltd.*                        21,802            801,878
Quanex Corp.+                     10,573            724,991
Ball Corp.                        15,998            703,592
Rohm & Haas Co.+                  15,559            688,175
International Steel Group, Inc.*  16,140            654,638
Airgas, Inc.                      24,074            638,202
Peabody Energy Corp.+              7,814            632,231
Eastman Chemical Co.+             10,373            598,833
Lafarge North America, Inc.       11,217            575,656
Steel Dynamics, Inc.+             14,210            538,275
Freeport-McMoRan Copper &
 Gold, Inc. - Class B+            13,971            534,111
Pactiv Corp.*+                    20,749            524,742
Silgan Holdings, Inc.              8,529            519,928
Commercial Metals Co.             10,230            517,229
Pope & Talbot, Inc.               29,671            507,671
Florida Rock Industries, Inc.      8,400            500,052
Owens-Illinois, Inc.*             21,123            478,436
Imperial Chemical Industries
 PLC - SP ADR                     25,860            476,600
Southern Peru Copper Corp.+       10,000            472,100
RPM International, Inc.           23,245            456,997
Lafarge SA - SP ADR               18,494            446,630

                                                     MARKET
                                  SHARES              VALUE
------------------------------------------------------------
Mosaic Co.*+                      26,600        $   434,112
Consol Energy, Inc.+              10,516            431,682
Headwaters, Inc.*                 15,100            430,350
Eagle Materials, Inc.              4,974            429,505
Massey Energy Co.+                11,416            398,989
Weyerhaeuser Co.                   5,521            371,122
Texas Industries, Inc.             5,930            369,913
Allegheny Technologies, Inc.+     16,836            364,836
Cytec Industries, Inc.             7,030            361,483
Louisiana-Pacific Corp.+          13,266            354,733
PPG Industries, Inc.               5,151            351,092
Sonoco Products Co.               11,795            349,722
Votorantim Celulose e Papel
 SA - SP ADR                      20,200            327,240
Sensient Technologies Corp.       13,377            320,914
Georgia Gulf Corp.+                6,421            319,766
Cleveland-Cliffs, Inc.+            3,030            314,696
Aracruz Celulose SA                8,130            306,501
FMC Corp.*                         5,980            288,834
PolyOne Corp.*                    31,688            287,093
Deltic Timber Corp.                6,523            276,901
Crompton Corp.                    23,200            273,760
BHP Billiton  PLC - SP ADR        11,289            263,824
Wausau-Mosinee Paper Corp.        14,762            263,649
Caraustar Industries, Inc.*       14,589            245,387
Ferro Corp.                       10,418            241,593
Longview Fibre Co.                12,905            234,097
Amcol International Corp.         11,412            229,267
Carpenter Technology Corp.         3,910            228,579
Great Lakes Chemical Corp.         7,320            208,547
Rock-Tenn Co. - Class A           13,715            207,919
RTI International Metals, Inc.*    9,742            200,101
AptarGroup, Inc.                   3,726            196,658
Cabot Corp.                        4,910            189,919
A. Schulman, Inc.                  8,835            189,157
Agrium, Inc.                      11,160            188,046
NewMarket Corp.*                   8,964            178,384
BASF AG - SP ADR+                  2,400            172,848
Hercules, Inc.*+                  11,000            163,350
A.M. Castle & Co.*                12,263            146,420
Minerals Technologies, Inc.        2,131            142,138
Omnova Solutions, Inc.*           23,544            132,317
Agnico-Eagle Mines Ltd.            8,951            123,076
Penford Corp.                      7,420            116,717
Yanzhou Coal Mining Co. Ltd. -
 SP ADR                            1,600            114,000
Syngenta AG - SP ADR*              5,330            113,795
Sinopec Beijing Yanhua
 Petrochemical Co. Ltd. - SP
 ADR                               4,800            112,176

                                                     MARKET
                                  SHARES              VALUE
------------------------------------------------------------
BHP Billiton Ltd. - SP ADR         4,560        $   109,531
Braskem SA - SP ADR*               1,800             91,728
Alcan, Inc.                        1,791             87,831
Bowater, Inc.+                       800             35,176
Greif, Inc. - Class A                600             33,600
Sinopec Shanghai
 Petrochemical Co. Ltd. - SP
 ADR                                 900             33,570




--------------------------------------------------------------------------------

BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------
Schweitzer-Mauduit
 International, Inc.                 815             27,669
                                                -----------
TOTAL COMMON STOCKS
 (Cost $45,868,104)                              53,646,062
                                                -----------

                                    FACE             MARKET
                                  AMOUNT              VALUE
------------------------------------------------------------
REPURCHASE AGREEMENTS  0.3%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at 1.55%
due 01/03/05                   $ 217,287            217,287
                                                -----------
TOTAL REPURCHASE AGREEMENTS
 (Cost $217,287)                                    217,287
                                                -----------
SECURITIES LENDING COLLATERAL  15.8%
Investment in Securities Lending Short
Term
Investment Portfolio Held by
U.S. Bank                     10,105,966         10,105,966
                                                -----------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,105,966)                               10,105,966
                                                ===========

TOTAL INVESTMENTS 99.8%
 (Cost $56,191,357)                             $63,969,315
                                                ===========

OTHER ASSETS IN EXCESS OF
 LIABILITIES - 0.2%                             $   109,766
                                                ===========



NET ASSETS - 100.0%                             $64,079,081
*Non-Income Producing Securities.
+All or a portion of this security is on loan at December
 31, 2004.
ADR--American Depository Receipt.

BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                      MARKET
                                   SHARES              VALUE
------------------------------------------------------------
COMMON STOCKS  78.6%
Amgen, Inc.*+                     208,557       $ 13,378,932
Genentech, Inc.*+                 187,223         10,192,420
Biogen Idec, Inc.*+               103,048          6,864,027
Genzyme Corp.*                    104,125          6,046,539
Gilead Sciences, Inc.*+           171,681          6,007,118
Chiron Corp.*                     134,475          4,482,052
Applera Corp. - Applied
 Biosystems Group+                184,332          3,854,382
Invitrogen Corp.*+                 57,143          3,836,010
Cephalon, Inc.*+                   70,032          3,563,228
Millennium Pharmaceuticals,
 Inc.*+                           275,612          3,340,417
Angiotech Pharmaceuticals,
 Inc.*                            151,909          2,802,721
United Therapeutics Corp.*+        55,890          2,523,433
Qiagen N.V.*+                     223,866          2,451,333
Medimmune, Inc.*+                  89,300          2,420,923
Nabi Biopharmeceuticals*          164,382          2,408,196
Vertex Pharmaceuticals, Inc.*+    223,692          2,364,424
CV Therapeutics, Inc.*+           102,301          2,352,923
Myriad Genetics, Inc.*+           103,711          2,334,535
Affymetrix, Inc.*+                 62,606          2,288,249
Eyetech Pharmaceuticals, Inc.*     50,145          2,281,597
Transkaryotic Therapies, Inc.*     85,002          2,158,201
Charles River Laboratories
 International, Inc.*+             44,804          2,061,432
Onyx Pharmaceuticals, Inc.*+       63,466          2,055,664
Serologicals Corp.*+               92,494          2,045,967
Ligand Pharmaceuticals, Inc. -
 Class B*+                        170,664          1,986,529
Digene Corp.*+                     74,617          1,951,235
Neurocrine Biosciences, Inc.*+     36,308          1,789,984
Celgene Corp.*+                    67,251          1,784,169
InterMune, Inc.*                  132,008          1,750,426
QLT, Inc.*                         99,804          1,604,848
Dov Pharmaceutical, Inc.*+         88,462          1,596,739
Pharmion Corp.*                    37,750          1,593,427
ImClone Systems, Inc.*+            31,250          1,440,000
Incyte Corp.*+                    139,058          1,389,189
Enzon Pharmaceuticals, Inc.*+      80,282          1,101,469
Medarex, Inc.*+                    92,400            996,072
Vicuron Pharmaceuticals, Inc.*     52,785            918,987
ICOS Corp.*                        30,845            872,297
OSI Pharmaceuticals, Inc.*+        11,361            850,371
Abgenix, Inc.*+                    74,221            767,445
Amylin Pharmaceuticals, Inc.*      32,082            749,436
Gen-Probe, Inc.*+                  16,458            744,066
NPS Pharmaceuticals, Inc.*+        36,493            667,092
Protein Design Labs, Inc.*+        30,649            633,208

                                                      MARKET
                                   SHARES              VALUE
------------------------------------------------------------
Alkermes, Inc.*                    43,311       $    610,252
Martek Biosciences Corp.*+         10,428            533,914
Techne Corp.*                      13,630            530,207
Human Genome Sciences, Inc.*       38,210            459,284
ID Biomedical Corp.*               26,200            390,118
Encysive Pharmaceuticals, Inc.*    37,072            368,125
Applera Corp. - Celera
 Genomics Group*                   10,058            138,298
Telik, Inc.*                        6,200            118,668
Alexion Pharmaceuticals, Inc.*         18                454
Cell Therapeutics, Inc.*               25                204
                                                ------------
TOTAL COMMON STOCKS
(Cost $76,920,653)                               122,451,236
                                                ------------
                                     FACE             MARKET
                                   AMOUNT             VALUE)
------------------------------------------------------------
REPURCHASE AGREEMENTS  0.5%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at 1.55%
due 01/03/05                  $   835,678            835,678
                                                ------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $835,678)                                     835,678
                                                ------------
SECURITIES LENDING COLLATERAL  21.2%
Investment in Securities Lending Short
Term
Investment Portfolio Held by
U.S. Bank                      33,048,269         33,048,269
                                                ------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $33,048,269)                                33,048,269
                                                ============


TOTAL INVESTMENTS 100.3%
 (Cost $110,804,600)                            $156,335,183
                                                ============

LIABILITIES IN EXCESS OF OTHER
 ASSETS - (0.3)%                                $   (434,847)
                                                ============

NET ASSETS - 100.0%                             $155,900,336
*Non-Income Producing Securities.
+All or a portion of this security is on loan at December
 31, 2004.

CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                     MARKET
                                  SHARES              VALUE
-----------------------------------------------------------
COMMON STOCKS  99.6%
Altria Group, Inc.+               46,324        $ 2,830,396
Procter & Gamble Co.              44,952          2,475,956
Coca-Cola Co.                     56,710          2,360,837
PepsiCo, Inc.                     37,697          1,967,783
Anheuser-Busch Cos., Inc.+        31,761          1,611,236
Sysco Corp.+                      40,668          1,552,298
Kimberly-Clark Corp.              22,730          1,495,861
Colgate-Palmolive Co.             29,134          1,490,495
Archer-Daniels-Midland Co.        59,680          1,331,461
Sara Lee Corp.+                   52,112          1,257,984
Kraft Foods, Inc. - Class A       32,743          1,165,978
Kroger Co.*+                      66,107          1,159,517
H.J. Heinz Co.                    29,260          1,140,847
Estee Lauder Cos., Inc. - Class
 A                                23,076          1,056,189
Coca-Cola Enterprises, Inc.       50,020          1,042,917
Tyson Foods, Inc. - Class A       51,920            955,328
Supervalu, Inc.+                  27,060            934,111
Gillette Co.+                     20,741            928,782
Dean Foods Co.*                   26,510            873,504
Alberto-Culver Co. - Class B      17,470            848,518
7-Eleven, Inc.*                   28,862            691,245
Hormel Foods Corp.                21,778            682,740
J.M. Smucker Co.                  12,950            609,557
Church & Dwight Co., Inc.         17,960            603,815
Smithfield Foods, Inc.*           20,242            598,961
Del Monte Foods Co.*              54,255            597,890
Pilgrim's Pride Corp.             19,150            587,522
UST, Inc.+                        12,100            582,131
Adolph Coors Co. - Class B         7,176            543,008
Loews Corp. - Carolina Group      18,740            542,523
Ralcorp Holdings, Inc.            10,960            459,553
General Mills, Inc.+               9,220            458,326
Kellogg Co.                        9,989            446,109
Avon Products, Inc.+              11,318            438,007
Safeway, Inc.*+                   21,619            426,759
Sanderson Farms, Inc.              9,400            406,832
Ruddick Corp.                     18,652            404,562
WM Wrigley Jr Co.                  5,490            379,853
ConAgra Foods, Inc.+              12,654            372,660
Hershey Foods Corp.                6,280            348,791
Clorox Co.                         5,242            308,911
Campbell Soup Co.+                 9,671            289,066
J&J Snack Foods Corp.              5,664            277,706
Corn Products International,
 Inc.                              5,079            272,031
NBTY, Inc.*                       10,691            256,691
Albertson's, Inc.+                 8,200            195,816
McCormick & Co., Inc.+             4,870            187,982

                                                     MARKET
                                  SHARES              VALUE
-----------------------------------------------------------
Pepsi Bottling Group, Inc.         4,890        $   132,226
Reynolds American, Inc.+           1,150             90,390
Brown-Forman Corp. - Class B       1,770             86,164
Whole Foods Market, Inc.             750             71,513
Constellation Brands, Inc. -
 Class A*                          1,000             46,510
                                               ------------
TOTAL COMMON STOCKS
 (Cost $36,986,405)                              40,875,848
                                               ------------

                                    FACE
                                  AMOUNT
                             -----------
REPURCHASE AGREEMENTS  0.5%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at 1.55%
 due 01/03/05                  $ 192,890            192,890
                                               ------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $192,890)                                    192,890
                                               ------------
SECURITIES LENDING COLLATERAL  10.0%
Investment in Securities Lending Short
Term
Investment Portfolio Held by
U.S. Bank                      4,104,569          4,104,569
                                               ------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,104,569)                                 4,104,569
                                               ============

TOTAL INVESTMENTS 110.1%
 (Cost $41,283,864)                            $ 45,173,307
                                               ============

LIABILITIES IN EXCESS OF OTHER
 ASSETS - (10.1)%                              $ (4,134,853)
                                               ============

NET ASSETS - 100.0%                            $ 41,038,454
*Non-Income Producing Securities.
+All or a portion of this security is on loan at December
 31, 2004.

ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                     MARKET
                                  SHARES              VALUE
-----------------------------------------------------------
COMMON STOCKS  99.2%
Intel Corp.                      307,229       $  7,186,086
Texas Instruments, Inc.+         149,138          3,671,778
Applied Materials, Inc.*+        194,539          3,326,617
Micron Technology, Inc.*+        153,513          1,895,886
Advanced Micro Devices, Inc.*+    84,574          1,862,319
Broadcom Corp. - Class A*+        57,138          1,844,415
Lam Research Corp.*+              60,320          1,743,851
Analog Devices, Inc.              43,437          1,603,694
KLA-Tencor Corp.*                 33,432          1,557,263
Xilinx, Inc.+                     51,236          1,519,147
Altera Corp.*                     65,005          1,345,604
Maxim Integrated Products, Inc.+  31,194          1,322,314
National Semiconductor Corp.+     70,300          1,261,885
Linear Technology Corp.+          29,977          1,161,909
Varian Semiconductor
  Equipment Associates, Inc.*     31,340          1,154,879
Nvidia Corp.*                     48,200          1,135,592
Teradyne, Inc.*+                  61,290          1,046,220
Microchip Technology, Inc.        37,414            997,457
Novellus Systems, Inc.*+          34,919            973,891
Cree, Inc.*+                      24,188            969,455
International Rectifier Corp.*+   19,495            868,892
Rambus, Inc.*                     37,150            854,450
PMC - Sierra, Inc.*+              72,000            810,000
Fairchild Semiconductor
  International, Inc.*            44,520            723,895
LSI Logic Corp.*+                128,542            704,410
Amkor Technology, Inc.*          104,790            699,997
MEMC Electronic Materials, Inc.*  50,600            670,450
Atmel Corp.*                     169,547            664,624
Cypress Semiconductor Corp.*+     56,595            663,859
Agere Systems, Inc.-Class B*     483,660            652,941
Taiwan Semiconductor
  Manufacturing Co. Ltd. - SP
  ADR                             75,600            641,844
Applied Micro Circuits Corp.*    146,694            617,582
Intersil Corp. - Class A          36,174            605,553
Integrated Circuit Systems,
  Inc.*+                          27,045            565,781
Cymer, Inc.*                      19,060            563,032
Integrated Device Technology,
  Inc.*                           48,547            561,203
Silicon Laboratories, Inc.*+      15,677            553,555
Semtech Corp.*                    25,288            553,049
RF Micro Devices, Inc.*+          80,196            548,541

                                                     MARKET
                                  SHARES              VALUE
-----------------------------------------------------------
Photronics, Inc.*+                32,696          $ 539,484
Micrel, Inc.*+                    47,600            524,552
Dupont Photomasks, Inc.*          19,270            508,921
Cabot Microelectronics Corp.*+    12,078            483,724
Skyworks Solutions, Inc.*+        49,547            467,228
Brooks Automation, Inc.*          26,660            459,085
ATMI, Inc.*                       20,212            455,376
Lattice Semiconductor Corp.*      78,813            449,234
Kulicke & Soffa Industries,
  Inc.*                           50,473            435,077
Credence Systems Corp.*           45,680            417,972
Conexant Systems, Inc.*          206,330            410,597
Microsemi Corp.*                  23,458            407,231
Triquint Semiconductor, Inc.*     89,387            397,772
Power Integrations, Inc.*         18,837            372,596
Helix Technology Corp.            20,460            355,799
FEI Co.*+                         16,780            352,380
Supertex, Inc.*                   16,184            351,193
Ultratech, Inc.*                  17,860            336,661
Actel Corp.*                      18,492            324,350
Advanced Energy Industries,
  Inc.*                           34,580            315,715
Axcelis Technologies, Inc.*       35,950            292,274
LTX Corp.*                        37,608            289,206
Exar Corp.*                       19,926            282,750
Cohu, Inc.                        14,405            267,357
Standard Microsystems Corp.*      14,492            258,392
DSP Group, Inc.*                  10,090            225,310
Rudolph Technologies, Inc.*       12,720            218,402
Kopin Corp.*                      52,569            203,442
STMicroelectronics/NV             10,380            200,542
Pericom Semiconductor Corp.*      16,673            157,226
Tessera Technologies, Inc.*        3,900            145,119
Alliance Semiconductor Corp.*     39,067            144,548
ESS Technologies, Inc.*           17,010            120,941
Three-Five Systems, Inc.*         47,532            115,027
ASML Holding /NV*                  6,400            101,824
Silicon Image, Inc.*               4,900             80,654
                                               ------------

TOTAL COMMON STOCKS
 (Cost $46,161,428)                              61,571,881
                                               ------------

                                    FACE
                                  AMOUNT
                               ---------
REPURCHASE AGREEMENTS  0.5%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at 1.55%
  due 01/03/05                 $ 316,304       $    316,304
                                               ------------

TOTAL REPURCHASE AGREEMENTS
 (Cost $316,304)                                    316,304
                                               ------------

SECURITIES LENDING COLLATERAL  16.1%
Investment in Securities Lending Short
Term
Investment Portfolio Held by
U.S. Bank                      9,989,245          9,989,245
                                               ------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $9,989,245)                                 9,989,245
                                               ============

TOTAL INVESTMENTS 115.8%
 (Cost $56,466,977)                            $ 71,877,430
                                               ============

LIABILITIES IN EXCESS OF OTHER
 ASSETS - (15.8)%                              $ (9,799,620)
                                               ============

NET ASSETS - 100.0%                            $ 62,077,810
*Non-Income Producing Securities.
+All or a portion of this security is on loan at December
 31, 2004.
ADR--American Depository Receipt.

ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                                     MARKET
                                  SHARES              VALUE
-----------------------------------------------------------
COMMON STOCKS 99.7%
Exxon Mobil Corp.                170,184      $   8,723,632
BP  PLC - SP ADR                 102,850          6,006,440
ChevronTexaco Corp.+              99,708          5,235,667
ConocoPhillips                    59,204          5,140,683
Total SA - SP ADR+                44,100          4,843,944
Royal Dutch Petroleum Co.+        75,750          4,346,535
Occidental Petroleum Corp.        59,335          3,462,791
Shell Transport & Trading  Co.
  PLC - SP ADR+                   67,100          3,448,940
Devon Energy Corp.                88,026          3,425,972
El Paso Corp.+                   255,482          2,657,013
Valero Energy Corp.+              56,910          2,583,714
Amerada Hess Corp.+               31,363          2,583,684
Marathon Oil Corp.                67,649          2,544,279
Weatherford International
  Ltd.*+                          49,096          2,518,625
Anadarko Petroleum Corp.          38,110          2,469,909
Transocean, Inc.*+                56,595          2,399,062
Premcor, Inc.                     53,000          2,235,010
Halliburton Co.                   56,249          2,207,211
Pogo Producing Co.                43,800          2,123,862
Tidewater, Inc.+                  58,476          2,082,330
Grant Prideco, Inc.*+            100,908          2,023,205
Burlington Resources, Inc.+       45,693          1,987,645
Schlumberger Ltd.+                28,650          1,918,117
Forest Oil Corp.*+                59,800          1,896,856
Hanover Compressor Co.*+         128,934          1,821,837
Stone Energy Corp.*+              39,460          1,779,251
Repsol YPF SA - SP ADR+           67,113          1,751,649
Murphy Oil Corp.                  20,264          1,630,239
Diamond Offshore Drilling+        38,782          1,553,219
Atwood Oceanics, Inc.*            28,550          1,487,455
BJ Services Co.+                  31,447          1,463,543
Apache Corp.                      28,858          1,459,349
W-H Energy Services, Inc.*        64,713          1,446,983
Veritas DGC, Inc.*+               61,900          1,387,179
Baker Hughes, Inc.+               31,915          1,361,813
Todco - Class A*                  73,533          1,354,478
Provident Energy Trust+          132,100          1,252,308
Unit Corp.*+                      32,603          1,245,761
Oceaneering International,
  Inc.*+                          33,249          1,240,853
Universal Compression
  Holdings, Inc.*                 33,716          1,177,026
Petro-Canada                      22,458          1,145,807
Grey Wolf, Inc.*                 215,762          1,137,066
Chesapeake Energy Corp.+          66,985          1,105,252
Cimarex Energy Co.*+              25,721            974,826
Precision Drilling Corp.*+        15,383            966,052

                                                     MARKET
                                  SHARES              VALUE
-----------------------------------------------------------
Vintage Petroleum, Inc.           42,237      $     958,358
Unocal Corp.                      21,840            944,362
Cooper Cameron Corp.*+            16,920            910,465
Magnum Hunter Resources, Inc.*    70,517            909,669
Offshore Logistics, Inc.*         27,856            904,484
Houston Exploration Co.*          15,460            870,553
Newfield Exploration Co.*         14,475            854,749
Spinnaker Exploration Co.*        21,700            761,019
Remington Oil & Gas Corp.*+       27,300            743,925
National-Oilwell, Inc.*+          20,478            722,669
Overseas Shipholding Group,
  Inc.+                           12,261            676,807
Swift Energy Co.*                 22,920            663,305
Frontier Oil Corp.                22,449            598,490
Sunoco, Inc.+                      7,217            589,701
Southwestern Energy Co.*          11,472            581,516
Tesoro Corp.*                     17,300            551,178
Frontline, Ltd.+                  11,700            519,012
Hydril*                           11,400            518,814
Ashland, Inc.                      8,712            508,607
Canadian Natural Resources Ltd.   10,530            450,368
Petrofund Energy Trust+           29,700            387,288
Williams Cos., Inc.+              23,450            382,000
Nabors Industries Ltd.*            5,975            306,458
Kinder Morgan, Inc.                3,800            277,894
PetroKazakhstan, Inc.-Class A      7,489            277,842
EOG Resources, Inc.+               3,870            276,163
Kerr-McGee Corp.                   4,510            260,633
XTO Energy, Inc.+                  7,047            249,323
General Maritime Corp*             3,700            147,815
Ship Finance International Ltd.    5,193            106,560
Noble Corp.*                         100              4,974
Cal Dive International, Inc.*         16                652
                                              -------------
TOTAL COMMON STOCKS
 (Cost $101,762,001)                            124,522,725
                                              -------------

                                    FACE
                                  AMOUNT
                               ---------
REPURCHASE AGREEMENTS 0.5%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at 1.55%
  due 01/03/05                 $ 634,946            634,946
                                              -------------

TOTAL REPURCHASE AGREEMENTS
 (Cost $634,946)                                    634,946
                                              -------------

                                    FACE             MARKET
                                  AMOUNT              VALUE
-----------------------------------------------------------
SECURITIES LENDING COLLATERAL 20.9%
Investment in Securities Lending Short
Term
Investment Portfolio Held by
U.S. Bank                     26,093,080      $  26,093,080
                                              -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $26,093,080)                               26,093,080
                                              =============

TOTAL INVESTMENTS 121.1%
 (Cost $128,490,027)                          $ 151,250,751
                                              =============

LIABILITIES IN EXCESS OF OTHER
 ASSETS - (21.1)%                             $ (26,319,892)
                                              =============

NET ASSETS - 100.0%                           $ 124,930,859
*Non-Income Producing Securities.
+All or a portion of this security is on loan at December 31, 2004.
ADR--American Depository Receipt.

ENERGY SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                                     MARKET
                                  SHARES              VALUE
-----------------------------------------------------------
COMMON STOCKS  83.4%
Schlumberger Ltd.+                61,494       $  4,117,023
Halliburton Co.                   83,238          3,266,259
Transocean, Inc.*+                73,312          3,107,696
Baker Hughes, Inc.+               62,235          2,655,567
Weatherford International
  Ltd.*+                          45,406          2,329,328
BJ Services Co.+                  46,981          2,186,496
Diamond Offshore Drilling+        47,138          1,887,877
Nabors Industries Ltd.*+          34,582          1,773,711
Tidewater, Inc.+                  46,919          1,670,786
ENSCO International, Inc.+        48,822          1,549,610
Noble Corp.*+                     28,780          1,431,517
Hanover Compressor Co.*+         101,142          1,429,136
Grant Prideco, Inc.*+             70,187          1,407,249
Smith International, Inc.*        25,389          1,381,415
National-Oilwell, Inc.*+          38,715          1,366,252
Cooper Cameron Corp.*+            24,956          1,342,882
Patterson-UTI Energy, Inc.        63,367          1,232,488
Unit Corp.*+                      29,908          1,142,785
Varco International, Inc.*        37,846          1,103,211
Oceaneering International,
  Inc.*+                          27,529          1,027,382
Rowan Cos., Inc.*                 37,715            976,818
SEACOR Holdings, Inc.*            16,635            888,309
Veritas DGC, Inc.*+               35,825            802,838
Atwood Oceanics, Inc.*            14,523            756,648
Lone Star Technologies, Inc.*     22,397            749,404
Maverick Tube Corp.*+             24,717            748,925
Hydril*                           15,858            721,698
Cal Dive International, Inc.*+    17,154            699,025
W-H Energy Services, Inc.*        31,160            696,738
Offshore Logistics, Inc.*         21,265            690,475
Pride International, Inc.*+       31,537            647,770
Todco - Class A*+                 34,730            639,727
Input/Output, Inc.*+              60,130            531,549
FMC Technologies, Inc.*           15,870            511,014
CARBO Ceramics, Inc.               7,333            505,977
Universal Compression
  Holdings, Inc.*                 12,772            445,871
Helmerich & Payne, Inc.           12,082            411,271
Precision Drilling Corp.*          5,320            334,096
Grey Wolf, Inc.*                  51,973            273,898
Tetra Technologies, Inc.*          7,955            225,127
Stolt Offshore SA - SP ADR*       26,340            171,210
Global Industries, Ltd.*          18,910            156,764
NS Group, Inc.*                    5,040            140,112
Dril-Quip, Inc.*                   5,104            123,823

TOTAL COMMON STOCKS
 (Cost $35,268,512)                              50,257,757

                                    FACE             MARKET
                                  AMOUNT              VALUE
-----------------------------------------------------------
REPURCHASE AGREEMENTS  0.6%
Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at 1.55%
due 01/03/05                   $ 337,944       $    337,944
                                               ------------

TOTAL REPURCHASE AGREEMENTS
 (Cost $337,944)                                    337,944
                                               ------------

SECURITIES LENDING COLLATERAL  16.8%
Investment in Securities Lending Short
Term
Investment Portfolio Held by
U.S. Bank                     10,105,746         10,105,746
                                               ------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,105,746)                               10,105,746
                                               ============

TOTAL INVESTMENTS 100.8%
 (Cost $45,712,202)                            $ 60,701,447
                                               ============

LIABILITIES IN EXCESS OF OTHER
 ASSETS - (0.8)%                               $   (455,373)
                                               ============

NET ASSETS - 100.0%                            $ 60,246,074
*Non-Income Producing Securities.
+All or a portion of this security is on loan at December 31, 2004.
ADR--American Depository Receipt.

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                                     MARKET
                                  SHARES              VALUE
-----------------------------------------------------------
COMMON STOCKS  99.8%
Citigroup, Inc.                   28,322       $  1,364,554
J.P. Morgan Chase & Co.           27,347          1,066,806
American Express Co.              14,612            823,678
Fifth Third Bancorp               16,571            783,477
National City Corp.               20,645            775,220
Bank of New York Co., Inc.        23,004            768,794
Progressive Corp.                  8,732            740,823
Chubb Corp.+                       9,517            731,857
KeyCorp                           21,266            720,917
Principal Financial Group, Inc.   17,548            718,415
Vornado Realty Trust+              9,417            716,916
Comerica, Inc.+                   11,382            694,530
Sovereign Bancorp, Inc.           29,841            672,915
MGIC Investment Corp.+             9,597            661,329
Zions Bancorporation               9,710            660,571
Mills Corp.                       10,301            656,792
Public Storage, Inc.              11,770            656,177
Huntington Bancshares, Inc.+      26,145            647,873
Apartment Investment &
  Management Co. - Class A        16,574            638,762
W.R. Berkley Corp.                13,529            638,163
Student Loan Corp.                 3,451            634,984
Duke Realty Corp.                 18,547            633,195
Genworth Financial, Inc. -
  Class A+                        23,382            631,314
Old Republic International Corp.  24,832            628,250
PMI Group, Inc.+                  15,014            626,834
Associated Banc-Corp.             18,735            622,189
People's Bank/Bridgeport CT       15,887            617,845
Health Care Property Investors,
  Inc.                            22,142            613,112
CBL & Associates Properties,
  Inc.                             8,013            611,793
SL Green Realty Corp.             10,052            608,649
Whitney Holding Corp.             13,340            600,167
Nationwide Financial Services,
  Inc.                            15,469            591,380
American Financial Group,
  Inc./OH                         18,821            589,286
Colonial BancGroup, Inc.          27,722            588,538
MBNA Corp.                        20,817            586,831
AmerUs Group Co.                  12,952            586,726
Ventas, Inc.                      21,363            585,560
Riggs National Corp.              27,483            584,289
Odyssey Re Holdings Corp.+        23,104            582,452
Bankunited Financial Corp. -
  Class A*                        18,045            576,538
Webster Financial Corp.           11,380            576,283

                                                     MARKET
                                  SHARES              VALUE
-----------------------------------------------------------
Downey Financial Corp.            10,044       $    572,508
Commercial Federal Corp.          19,060            566,273
Moody's Corp.+                     6,510            565,393
Selective Insurance Group, Inc.   12,772            565,033
FirstFed Financial Corp.*         10,818            561,130
Lexington Corporate
  Properties Trust+               24,802            560,029
Greater Bay Bancorp               19,811            552,331
Kookmin Bank - SP ADR*            14,023            548,019
Stewart Information Services
  Corp.                           12,844            534,953
Colonial Properties Trust+        13,536            531,559
Manulife Financial Corp.          11,377            525,617
UBS AG                             6,180            518,131
Capital One Financial Corp.+       5,962            502,060
PartnerRe Ltd.                     8,103            501,900
Mellon Financial Corp.            14,894            463,352
Susquehanna Bancshares, Inc.      16,880            421,156
State Street Corp.                 8,208            403,177
Hudson United Bancorp              9,810            386,318
Eaton Vance Corp.                  7,070            368,700
HCC Insurance Holdings, Inc.+      9,214            305,168
Bank of America Corp.              6,416            301,488
Presidential Life Corp.           16,367            277,584
Charles Schwab Corp.              22,707            271,576
Chicago Mercantile Exchange
  Holdings, Inc.+                  1,169            267,350
American International Group,
  Inc.                             3,274            215,004
Nuveen Investments, Inc. -
  Class A                          4,993            197,074
Franklin Resources, Inc.+          2,630            183,179
SLM Corp.                          3,169            169,193
LandAmerica Financial Group,
  Inc.                             3,079            166,050
First Marblehead Corp.*            2,458            138,262
ING Groep NV - SP ADR              3,447            104,272
Wells Fargo & Co.                  1,569             97,513
Bear Stearns Cos., Inc.              770             78,779
American Capital Strategies,
  Ltd.                             2,300             76,705
MoneyGram International, Inc.      3,556             75,174
Legg Mason, Inc.                     910             66,667
Assurant, Inc.+                    2,168             66,232
Investors Financial Services
  Corp.+                           1,079             53,928
Blackrock, Inc.                      670             51,764
Loews Corp.                          674             47,382
AmeriCredit Corp.*                 1,874             45,819
Piper Jaffray Cos., Inc.*            910             43,634

                                                     MARKET
                                  SHARES              VALUE
-----------------------------------------------------------
AMB Property Corp.                   976       $     39,421
                                               ------------

TOTAL COMMON STOCKS
 (Cost $38,107,365)                              40,801,641
                                               ------------

                                    FACE
                                  AMOUNT
                               ---------
REPURCHASE AGREEMENTS 0.9%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at 1.55%
 due 01/03/05                  $ 374,856            374,856
                                               ------------

TOTAL REPURCHASE AGREEMENTS
 (Cost $374,856)                                    374,856
                                               ------------

SECURITIES LENDING COLLATERAL  8.5%
Investment in Securities Lending Short
Term
Investment Portfolio Held by
U.S. Bank                      3,481,274          3,481,274
                                               ------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,481,274)                                 3,481,274
                                               ============

TOTAL INVESTMENTS 109.2%
(Cost $41,963,495)                             $ 44,657,771
                                               ============


LIABILITIES IN EXCESS OF OTHER
  ASSETS - (9.2)%                              $ (3,755,044)
                                               ============

NET ASSETS - 100.0%                            $ 40,902,727
*Non-Income Producing Securities.
+All or a portion of this security is on loan at December 31, 2004 ADR--American Depository Receipt.

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                                     MARKET
                                  SHARES              VALUE
-----------------------------------------------------------
COMMON STOCKS  84.4%
Pfizer, Inc.                     160,893       $  4,326,413
Johnson & Johnson, Inc.+          56,189          3,563,506
Abbott Laboratories               53,243          2,483,786
UnitedHealth Group, Inc.+         21,148          1,861,658
Bristol-Myers Squibb Co.+         69,328          1,776,183
Wyeth                             39,307          1,674,085
Eli Lilly & Co.                   29,193          1,656,703
Genentech, Inc.*+                 30,100          1,638,644
Amgen, Inc.*+                     24,583          1,576,999
Boston Scientific Corp.*          41,423          1,472,588
Caremark Rx, Inc.*+               32,445          1,279,306
Medtronic, Inc.                   25,614          1,272,247
Merck & Co., Inc.                 39,548          1,271,073
Aetna, Inc.                       10,179          1,269,830
Cardinal Health, Inc.             19,026          1,106,362
Genzyme Corp.*+                   17,760          1,031,323
Gilead Sciences, Inc.*+           29,058          1,016,739
CIGNA Corp.                       11,575            944,173
Allergan, Inc.+                   11,070            897,445
Forest Laboratories, Inc.*+       19,186            860,684
St. Jude Medical, Inc.*           19,940            836,084
Zimmer Holdings, Inc.*+            9,990            800,399
HCA, Inc.                         19,376            774,265
Becton, Dickinson & Co.           11,000            624,800
Express Scripts, Inc.*+            7,737            591,416
Schering AG - SP ADR               7,821            580,709
Biogen Idec, Inc.*+                8,440            562,188
Quest Diagnostics, Inc.+           5,780            552,279
Kinetic Concepts, Inc.*            7,143            545,011
Pacificare Health Systems,
  Inc.*                            9,368            529,479
Patterson Cos., Inc.*+            12,120            525,887
C.R. Bard, Inc.                    7,870            503,523
IMS Health, Inc.                  21,020            487,874
Fisher Scientific International,
  Inc.*+                           7,380            460,364
DENTSPLY International, Inc.       8,140            457,468
Celgene Corp.*+                   16,350            433,765
Applera Corp. - Applied
  Biosystems Group                20,700            432,837
Biomet, Inc.                       9,970            432,598
Laboratory Corporation of
  America Holdings*+               8,470            421,975
Elan Corp. PLC -SP ADR*           15,400            419,650
ImClone Systems, Inc.*+            8,412            387,625
Millennium Pharmaceuticals,
  Inc.*+                          31,435            380,992
Hillenbrand Industries, Inc.       6,765            375,728
Bausch & Lomb, Inc.+               5,776            372,321

                                                     MARKET
                                  SHARES              VALUE
-----------------------------------------------------------
PerkinElmer, Inc.                 15,611       $    351,091
Schering-Plough Corp.+            16,395            342,328
Henry Schein, Inc.*+               4,860            338,450
Invitrogen Corp.*+                 4,746            318,599
Coventry Health Care, Inc.*+       5,984            317,631
Hospira, Inc.*                     9,309            311,851
WebMD Corp.*                      37,764            308,154
Varian Medical Systems, Inc.*+     7,100            307,004
Edwards Lifesciences Corp.*        7,439            306,933
Dade Behring Holdings, Inc.*+      5,210            291,760
Millipore Corp.*                   5,848            291,289
Covance, Inc.*                     7,390            286,362
Affymetrix, Inc.*+                 7,340            268,277
Amylin Pharmaceuticals, Inc.*+    11,470            267,939
Humana, Inc.*+                     8,827            262,074
Altana AG - SP ADR+                4,112            259,056
DaVita, Inc.*                      6,550            258,922
Cerner Corp.*+                     4,828            256,705
Omnicare, Inc.+                    7,186            248,779
WellChoice, Inc.*                  4,620            246,708
Beckman Coulter, Inc.              3,634            243,442
Manor Care, Inc.                   6,360            225,335
Health Management
  Associates, Inc. - Class A+      9,290            211,069
Par Pharmaceutical Cos., Inc.*     4,968            205,576
Sierra Health Services, Inc.*      3,728            205,450
Varian, Inc.*                      4,970            203,820
Andrx Corp.*                       9,091            198,457
Pharmaceutical Product
  Development, Inc.*               4,591            189,562
Health Net, Inc.*                  6,540            188,810
Invacare Corp.                     3,964            183,375
Novo-Nordisk A/S - SP ADR          3,369            182,802
Serono SA - SP ADR+               11,075            180,744
Universal Health Services, Inc.
  - Class B                        3,860            171,770
Stryker Corp.                      3,550            171,288
Centene Corp.*                     5,972            169,306
American Healthways, Inc.*         5,101            168,537
Baxter International, Inc.         4,674            161,440
WellPoint, Inc.*                   1,360            156,400
Sola International, Inc.*          5,385            148,303
Biosite, Inc.*+                    2,409            148,250
Haemonetics Corp./MA*+             3,918            141,871
Chemed Corp.                       1,997            134,019
Community Health Systems, Inc.*    4,669            130,172
Vertex Pharmaceuticals, Inc.*+    12,203            128,986
Dendrite International, Inc.*      6,610            128,234

                                                     MARKET
                                  SHARES              VALUE
-----------------------------------------------------------
Priority Healthcare Corp. -
  Class B*                         5,780       $    125,831
Immucor, Inc.*                     5,270            123,898
ArthroCare Corp.*                  3,710            118,943
Conmed Corp.*                      4,012            114,021
Analogic Corp.                     2,412            108,033
Mentor Corp.                       3,039            102,536
Pediatrix Medical Group, Inc.*     1,510             96,716
Regeneron Pharmaceuticals, Inc.*   9,420             86,758
RehabCare Group, Inc.*             3,092             86,545
                                               ------------

TOTAL COMMON STOCKS
 (Cost $47,404,044)                              56,649,195
                                               ------------

                                    FACE
                                  AMOUNT
-----------------------------------------------------------
REPURCHASE AGREEMENTS  0.5%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at 1.55%
due 01/03/05                   $ 325,408            325,408
                                               ------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $325,408)                                    325,408
                                               ------------

SECURITIES LENDING COLLATERAL  15.2%
Investment in Securities Lending Short
Term
Investment Portfolio Held by
U.S. Bank                     10,181,765         10,181,765
                                               ------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,181,765)                               10,181,765
                                               ============

TOTAL INVESTMENTS 100.1%
  (Cost $57,911,217)                           $ 67,156,368
                                               ============

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (0.1)%                              $    (85,855)
                                               ============


NET ASSETS - 100.0%                            $ 67,070,513
*Non-Income Producing Securities.
+All or a portion of this security is on loan at December 31, 2004.
ADR--American Depository Receipt.

INTERNET FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                     MARKET
                                  SHARES              VALUE
------------------------------------------------------------
COMMON STOCKS  99.8%
Cisco Systems, Inc.*             116,554        $ 2,249,492
Qualcomm, Inc.                    40,240          1,706,176
Yahoo!, Inc.*+                    44,667          1,683,053
Time Warner, Inc.*+               86,421          1,680,024
eBay, Inc.*+                      13,988          1,626,525
Amazon.com, Inc.*+                25,214          1,116,728
Juniper Networks, Inc.*+          38,005          1,033,356
Research In Motion Ltd.*+          9,326            768,649
Qwest Communications
  International, Inc.*           165,561            735,091
Sun Microsystems, Inc.*          126,000            677,880
TIBCO Software, Inc.*+            50,676            676,018
InterActiveCorp*+                 22,359            617,556
E*Trade Financial Corp.*+         40,167            600,497
Symantec Corp.*+                  22,983            592,042
F5 Networks, Inc.*                11,196            545,469
EarthLink, Inc.*+                 44,983            518,204
McAfee, Inc.*+                    17,328            501,299
Red Hat, Inc.*+                   37,168            496,193
VeriSign, Inc.*+                  14,122            473,369
Websense, Inc.*                    8,849            448,821
United Online, Inc.*              38,311            441,726
DoubleClick, Inc.*+               56,749            441,507
WebMD Corp.*                      49,147            401,040
Broadcom Corp. - Class A*+        11,674            376,837
BEA Systems, Inc.*                42,209            373,972
Ask Jeeves, Inc.*+                13,850            370,487
PalmOne, Inc.*+                   11,108            350,457
Check Point Software
  Technologies Ltd.*+             12,897            317,653
Monster Worldwide, Inc.*+          9,285            312,347
CheckFree Corp.*+                  7,869            299,652
Jupitermedia Corp.*               12,470            296,537
Intuit, Inc.*+                     6,643            292,358
Verity, Inc.*                     21,362            280,269
Akamai Technologies, Inc.*        20,279            264,235
ValueClick, Inc.*                 19,659            262,054
Netflix, Inc.*+                   21,097            260,126
Siebel Systems, Inc.*             24,582            258,111
NetBank, Inc.                     24,394            253,942
Digital Insight Corp.*            11,427            210,257
Macromedia, Inc.*+                 6,214            193,380
CNET Networks, Inc.*              12,300            138,129
Foundry Networks, Inc.*            8,599            113,163
Audible, Inc.*                     2,830             73,721
CIENA Corp.*                      17,530             58,550
                                               ------------
TOTAL COMMON STOCKS
 (Cost $18,692,810)                              25,386,952
                                               ------------

                                   FACE             MARKET
                                 AMOUNT              VALUE
-----------------------------------------------------------
REPURCHASE AGREEMENTS  0.6%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at 1.55%
  due 01/03/05                 $ 165,983       $    165,983
                                               ------------

TOTAL REPURCHASE AGREEMENTS
 (Cost $165,983)                                    165,983
                                               ------------

SECURITIES LENDING COLLATERAL  22.4%
Investment in Securities Lending Short
Term
Investment Portfolio Held by
U.S. Bank                      5,710,125          5,710,125
                                               ------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,710,125)                                 5,710,125
                                               ============

TOTAL INVESTMENTS 122.8%
 (Cost $24,568,918)                            $ 31,263,060
                                               ============

LIABILITIES IN EXCESS OF OTHER
 ASSETS - (22.8)%                              $ (5,814,618)
                                               ============

NET ASSETS - 100.0%                            $ 25,448,442
*Non-Income Producing Securities.
+All or a portion of this security is on loan at December 31, 2004.

LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                                      MARKET
                                                     SHARES            VALUE
----------------------------------------------------------------------------
COMMON STOCKS  88.6%
Time Warner, Inc.*+                                 212,872     $  4,138,232
Viacom, Inc. - Class B                              110,120        4,007,267
McDonald's Corp.                                    110,180        3,532,371
Walt Disney Co.+                                    108,330        3,011,574
Electronic Arts, Inc.*+                              48,398        2,985,189
Marriott International, Inc. - Class A               40,106        2,525,876
Yum! Brands, Inc.+                                   50,828        2,398,065
Fox Entertainment Group, Inc. - Class A*             75,960        2,374,510
Hilton Hotels Corp.                                  94,590        2,150,977
Harrah's Entertainment, Inc.+                        30,978        2,072,118
Carnival Corp.+                                      34,813        2,006,273
Starbucks Corp.*                                     31,633        1,972,634
Caesars Entertainment, Inc.*                         95,580        1,924,981
Brunswick Corp.                                      34,040        1,684,980
Mandalay Resort Group                                23,662        1,666,515
Wendy's International, Inc.                          41,400        1,625,364
Hasbro, Inc.+                                        79,176        1,534,431
GTECH Holdings Corp.+                                58,840        1,526,898
Choice Hotels International, Inc.                    24,578        1,425,524
Applebee's International, Inc.                       52,717        1,394,365
Sonic Corp.*                                         45,570        1,389,885
International Game Technology, Inc.                  39,884        1,371,212
International Speedway Corp. - Class A               25,330        1,337,424
Krispy Kreme Doughnuts, Inc.*+                      103,730        1,306,998
Outback Steakhouse, Inc.                             27,938        1,279,002
CEC Entertainment, Inc.*                             31,590        1,262,652
Activision, Inc.*                                    62,236        1,255,922
Eastman Kodak Co.+                                   38,578        1,244,140
Nautilus Group, Inc.+                                50,210        1,213,576
Jakks Pacific, Inc.*+                                54,580        1,206,764
Multimedia Games, Inc.*+                             75,940        1,196,814
Mattel, Inc.                                         46,768          911,508
4Kids Entertainment, Inc.*                           43,325          910,692
Ruby Tuesday, Inc.+                                  30,304          790,328
Starwood Hotels & Resorts Worldwide, Inc.+           12,526          731,518
Jack in the Box, Inc.*+                              19,230          709,010
Brinker International, Inc.*+                        19,710          691,230
MGM Mirage, Inc.*+                                    8,180          595,013
Arctic Cat, Inc.                                     19,777          524,486
Ryan's Restaurant Group, Inc.*                       30,227          466,100
Bally Total Fitness Holding Corp.*                   83,684          354,820

                                                                      MARKET
                                                     SHARES            VALUE
----------------------------------------------------------------------------
Marcus Corp.                                         13,042     $    327,876
Wynn Resorts Ltd.*+                                   3,500          234,220
Pixar, Inc.*+                                         2,340          200,327
THQ, Inc.*                                            6,880          157,827
Darden Restaurants, Inc.                              5,360          148,686
Shuffle Master, Inc.*+                                2,660          125,286
Meade Instruments Corp.*                             32,390          111,098
Polaris Industries, Inc.                              1,308           88,970
Boyd Gaming Corp.                                     1,970           82,051
Station Casinos, Inc.                                 1,410           77,099
                                                                ------------
TOTAL COMMON STOCKS
 (Cost $62,686,788)                                               68,260,678
                                                                ------------
                                                       FACE           MARKET
                                                     AMOUNT            VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS  0.4%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at 1.55% due 01/03/05    $    340,620          340,620
                                                                ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $340,620)                                                      340,620
                                                                ------------
SECURITIES LENDING COLLATERAL  11.7%
Investment in Securities Lending Short Term
Investment Portfolio Held by U.S. Bank            9,040,376        9,040,376
                                                                ------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $9,040,376)                                                  9,040,376
                                                                ============

TOTAL INVESTMENTS 100.7%
 (Cost $72,067,784)                                             $ 77,641,674
                                                                ============

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (0.7)%                                               $   (575,496)
                                                                ============

Net Assets - 100.0%                                             $ 77,066,178
*Non-Income Producing Securities.
+All or a portion of this security is on loan at December 31, 2004.

PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------



                                                     MARKET
                                  SHARES              VALUE
------------------------------------------------------------
COMMON STOCKS  99.9%
Newmont Mining Corp.+             512,565      $ 22,763,012
Freeport-McMoRan Copper &
  Gold, Inc. - Class B+           430,118        16,443,411
Barrick Gold Corp.+               430,713        10,431,869
Placer Dome, Inc.+                480,371         9,059,797
AngloGold Ashanti Ltd. - SP
  ADR+                            235,731         8,568,822
Gold Fields Ltd. - SP ADR+        613,369         7,654,845
Goldcorp, Inc.+                   501,083         7,536,288
Harmony Gold Mining Co. Ltd.
  - SP ADR+                       790,001         7,323,309
Pan American Silver Corp.*        345,493         5,520,978
Meridian Gold, Inc.*              285,420         5,414,417
Coeur d'Alene Mines Corp.*      1,344,817         5,285,131
Wheaton River Minerals Ltd.*+   1,526,555         4,976,569
Kinross Gold Corp.*+              704,511         4,959,757
Glamis Gold Ltd.*                 285,029         4,891,098
Bema Gold Corp.*                1,521,247         4,655,016
Golden Star Resources Ltd.*     1,121,493         4,497,187
Agnico-Eagle Mines Ltd.+          313,864         4,315,630
Stillwater Mining Co.*            383,268         4,315,598
Silver Standard Resources,
  Inc.*+                          348,397         4,211,423
Hecla Mining Co.*                 687,813         4,009,950
Apex Silver Mines Ltd.*           232,277         3,990,519
DRDGOLD Ltd. - SP ADR*+         2,413,115         3,716,197
Randgold Resources Ltd. - SP
  ADR*                            262,070         2,987,598
Cambior, Inc.*                    984,322         2,628,140
Novagold Resources, Inc.*         317,568         2,461,152
                                              -------------
TOTAL COMMON STOCKS
(Cost $114,982,394)                             162,617,713
                                              -------------

                                    FACE
                                  AMOUNT
                               ---------
REPURCHASE AGREEMENTS  0.2%

Collateralized by U.S. Treasury Obligations
Lehman Brothers Inc. at 1.55%
 due 01/03/05                   $ 230,277           230,277
                                              -------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $230,277)                                    230,277
                                              -------------
SECURITIES LENDING COLLATERAL  31.5%
Investment in Securities Lending Short
Term
Investment Portfolio Held by
U.S. Bank                      51,319,720        51,319,720
                                              -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $51,319,720)                               51,319,720
                                              =============

TOTAL INVESTMENTS 131.6%
(Cost $166,532,391)                           $ 214,167,710
                                              =============

LIABILITIES IN EXCESS OF OTHER
 ASSETS - (31.6)%                             $ (51,412,743)
                                              =============


NET ASSETS - 100.0%                           $ 162,754,967
*Non-Income Producing Securities.
+All or a portion of this security is on loan at December 31,
 2004.
ADR--American Depository Receipt.

REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                   MARKET
                                  SHARES            VALUE
---------------------------------------------------------
COMMON STOCKS  99.6%
Simon Property Group, Inc.+       20,499    $   1,325,670
Equity Office Properties Trust    40,014        1,165,208
Equity Residential                32,150        1,163,187
Vornado Realty Trust+             14,026        1,067,799
ProLogis                          22,909          992,647
General Growth Properties, Inc.   26,883          972,089
Plum Creek Timber (REIT)
 Co., Inc.                        23,667          909,759
Boston Properties, Inc.           14,040          907,967
Archstone-Smith Trust+            23,298          892,313
Public Storage, Inc.              15,820          881,965
Host Marriott Corp.+              50,790          878,667
AvalonBay Communities, Inc.+      11,380          856,914
KIMCO Realty Corp.                14,685          851,583
St Joe Co.+                       12,770          819,834
iStar Financial, Inc.             16,550          749,053
Developers Diversified
 Realty Corp.+                    16,650          738,760
Duke Realty Corp.                 21,300          727,182
Regency Centers Corp.             12,190          675,326
United Dominion Realty
 Trust, Inc.                      27,189          674,287
Mills Corp.+                      10,490          668,842
Macerich Co.                      10,501          659,463
Weingarten Realty Investors       16,328          654,753
AMB Property Corp.+               15,937          643,695
Apartment Investment & Management
 Co. - Class A                    16,640          641,306
Liberty Property Trust            14,810          639,792
Health Care Property Investors,
 Inc.                             22,880          633,547
Hospitality Properties Trust      12,960          596,160
Pan Pacific Retail Properties,
 Inc.                              9,400          589,380
Catellus Development Corp.        19,090          584,154
Arden Realty, Inc.+               14,623          551,580
Trizec Properties, Inc.           29,070          550,004
Federal Realty Investment Trust   10,610          548,006
Friedman Billings Ramsey Group,
 Inc. - Class A+                  27,990          542,726
Reckson Associates Realty Corp.   16,400          538,084
CBL & Associates Properties,
 Inc.                              7,030          536,741
SL Green Realty Corp.+             8,840          535,262
CenterPoint Properties Trust      11,100          531,579
Mack-Cali Realty Corp.            11,540          531,186
Camden Property Trust             10,300          525,300

                                                   MARKET
                                  SHARES            VALUE
---------------------------------------------------------
Realty Income Corp.               10,320    $     521,986
HRPT Properties Trust             40,491          519,500
New Plan Excel Realty Trust       19,132          518,095
Essex Property Trust, Inc.        6,060           507,828
Crescent Real Estate EQT Co.+     27,306          498,608
Annaly Mortgage Management,
 Inc.+                            25,360          497,563
Rayonier, Inc.+                   10,150          496,437
Ventas, Inc.                      18,080          495,573
Thornburg Mortgage, Inc.+         17,040          493,478
First Industrial Realty Trust,
 Inc.                             11,677          475,604
Shurgard Storage Centers, Inc.
 - Class A                        10,711          471,391
Healthcare Realty Trust, Inc.     11,520          468,864
BRE Properties - Class A          11,500          463,565
Forest City Enterprises, Inc.
 - Class A                         7,842          451,307
Health Care REIT, Inc.            11,790          449,789
Highwoods Properties, Inc.        15,750          436,275
Nationwide Health
 Properties, Inc.                 18,248          433,390
Alexandria Real Estate
 Equities, Inc.                    5,772          429,552
Washington Real Estate
 Investment Trust                 12,480          422,698
Home Properties, Inc.              9,680          416,240
Prentiss Properties Trust         10,620          405,684
Capital Automotive REIT           11,374          404,061
Taubman Centers, Inc.             13,385          400,881
Brandywine Realty Trust           13,450          395,296
CarrAmerica Realty Corp.          11,880          392,040
Entertainment Properties Trust     8,740          389,367
Cousins Properties, Inc.          12,607          381,614
Pennsylvania Real Estate
 Investment Trust                  8,906          381,177
Commercial Net Lease Realty       18,216          375,250
Kilroy Realty Corp.                8,655          370,001
Lexington Corporate
 Properties Trust                 16,316          368,415
PS Business Parks, Inc.            8,085          364,634
Gables Residential Trust          10,037          359,224
Heritage Property Investment
 Trust                            10,912          350,166
Summit Properties, Inc.           10,600          345,136
Meristar Hospitality Corp.*       41,264          344,554
FelCor Lodging Trust, Inc.*       23,466          343,777
Colonial Properties Trust+         8,627          338,782
Post Properties, Inc.              9,600          335,040
Glimcher Realty Trust             11,742          325,371


                                                   MARKET
                                  SHARES            VALUE
---------------------------------------------------------
Corporate Office Properties
 Trust SBI/MD                     11,032    $     323,789
LaSalle Hotel Properties          10,109          321,769
Sun Communities, Inc.              7,711          310,368
Sovran Self Storage, Inc.          7,144          301,048
Kramont Realty Trust              12,580          294,372
Equity Lifestyle Properties,
 Inc.+                             8,163          291,827




--------------------------------------------------------------------------------

REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


Eastgroup Properties               7,612          291,692
National Health Investors, Inc.    9,966          290,808
Saul Centers, Inc.                 7,372          281,979
Equity Inns, Inc.                 24,000          281,760
Mid-America Apartment
 Communities, Inc.                 6,730          277,411
AMLI Residential Properties
 Trust                             8,650          276,800
Tanger Factory Outlet Centers,
 Inc.                             10,334          273,438
Parkway Properties, Inc./MD        5,228          265,321
Glenborough Realty Trust, Inc.    12,407          264,021
CRT Properties, Inc.              10,969          261,720
Ramco-Gershenson Properties        7,959          256,678
Innkeepers USA Trust              17,880          253,896
Cornerstone Realty Income
 Trust, Inc.                      22,841          227,953
Town & Country Trust               8,130          224,632
US Restaurant Properties, Inc.    12,189          220,133
Winston Hotels, Inc.              17,479          206,427
Bedford Property Investors, Inc.   7,190          204,268
Correctional Properties Trust      6,878          198,637
Urstadt Biddle Properties, Inc.   10,110          172,376
Associated Estates Realty Corp.   12,623          129,007
                                            -------------
TOTAL COMMON STOCKS
(Cost $43,060,949)                             52,492,113
                                            -------------

                                    FACE           MARKET
                                  AMOUNT            VALUE
---------------------------------------------------------
REPURCHASE AGREEMENTS  0.2%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at 1.55%
 due 01/03/05                   $ 87,468           87,468
                                            -------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $87,468)                                    87,468
                                            -------------
SECURITIES LENDING COLLATERAL  10.5%
Investment in Securities Lending Short
Term
Investment Portfolio Held by
U.S. Bank                      5,538,150        5,538,150
                                            -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,538,150)                               5,538,150
                                            =============

TOTAL INVESTMENTS 110.3%
(Cost $48,686,567)                          $  58,117,731
                                            =============

LIABILITIES IN EXCESS OF OTHER
 ASSETS - (10.3)%                           $  (5,445,974)
                                            =============

NET ASSETS - 100.0%                         $  52,671,757
*Non-Income Producing Securities.
+All or a portion of this security is on loan at December 31,
 2004.
REIT - Real Estate Investment Trust.

RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                     MARKET
                                  SHARES              VALUE
------------------------------------------------------------
COMMON STOCKS  99.5%
Wal-Mart Stores, Inc.             23,465        $ 1,239,421
Home Depot, Inc.                  20,997            897,412
eBay, Inc.*+                       7,576            880,937
Lowe's Cos., Inc.+                11,586            667,238
Target Corp.                      10,943            568,270
Costco Wholesale Corp.+           10,975            531,300
IAC/InterActiveCorp*+             18,921            522,598
Amazon.com, Inc.*+                11,343            502,381
The Gap, Inc.+                    23,448            495,222
Staples, Inc.                     14,473            487,885
TJX Cos., Inc.+                   17,767            446,485
JC Penney Holding Co., Inc.+      10,270            425,178
AutoZone, Inc.*                    4,270            389,894
Nordstrom, Inc.                    8,140            380,382
Chico's FAS, Inc.*+                7,996            364,058
Abercrombie & Fitch Co. -
  Class A                          7,600            356,820
Office Depot, Inc.*+              20,533            356,453
Sherwin-Williams Co.               7,809            348,516
American Eagle Outfitters,
  Inc.+                            6,948            327,251
Weight Watchers International,
  Inc.*                            7,959            326,876
Walgreen Co.                       7,730            296,600
OfficeMax, Inc.+                   9,223            289,418
Sears Roebuck and Co.              5,594            285,462
Regis Corp.                        6,098            281,423
Rent-A-Center, Inc.*              10,531            279,072
Aeropostale, Inc.*                 9,160            269,579
Urban Outfitters, Inc.*            6,066            269,330
Claire's Stores, Inc.             12,615            268,069
Insight Enterprises, Inc.*        12,123            248,764
Movie Gallery, Inc.+              12,659            241,407
Building Material Holding Corp.    6,149            235,445
Select Comfort Corp.*             11,782            211,369
Kmart Holding Corp.*+              2,088            206,608
Foot Locker, Inc.                  7,210            194,165
Advanced Marketing Services,
  Inc.                            18,530            186,412
BJ's Wholesale Club, Inc.*+        6,286            183,111
NeighborCare, Inc.*                5,943            182,569
Pacific Sunwear of California,
  Inc.*+                           7,960            177,190
PETCO Animal Supplies, Inc.*       4,440            175,291
United Auto Group, Inc.            5,878            173,930
Sonic Automotive, Inc.             6,749            167,375
Bed Bath & Beyond, Inc.*+          4,195            167,087
ShopKo Stores, Inc.*               8,741            163,282

                                                     MARKET
                                  SHARES              VALUE
------------------------------------------------------------
AutoNation, Inc.*+                 8,430          $ 161,940
Best Buy Co., Inc.                 2,611            155,146
Bebe Stores, Inc.                  5,540            149,469
CVS Corp.                          3,289            148,235
Petsmart, Inc.                     3,778            134,232
Kohl's Corp.*+                     2,441            120,024
Too, Inc.*                         4,740            115,940
Netflix, Inc.*+                    8,498            104,780
Limited Brands, Inc.               3,573             82,250
Talbots, Inc.                      3,020             82,235
Federated Department Stores,
  Inc.                             1,394             80,559
Aaron Rents, Inc.                  2,981             74,525
May Department Stores Co.+         1,738             51,097
Genuine Parts Co.                    984             43,355
Payless Shoesource, Inc.*          2,157             26,531
WESCO International, Inc.*           810             24,008
Coldwater Creek, Inc.*               750             23,153
Dollar General Corp.                 861             17,883
RadioShack Corp.+                    540             17,755
Christopher & Banks Corp.            820             15,129
                                               ------------
TOTAL COMMON STOCKS
 (Cost $13,641,294)                              17,295,781
                                               ------------

                                    FACE
                                  AMOUNT
                              ----------
REPURCHASE AGREEMENTS  0.6%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at 1.55%
 due 01/03/05                  $ 101,470            101,470
                                               ------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $101,470)                                    101,470
                                               ------------
SECURITIES LENDING COLLATERAL  19.4%
Investment in Securities Lending Short
Term
Investment Portfolio Held by
U.S. Bank                      3,367,040          3,367,040
                                               ------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,367,040)                                 3,367,040
                                               ============

TOTAL INVESTMENTS 119.5%
 (Cost $17,109,804)                            $ 20,764,291
                                               ============

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (19.5)%                             $ (3,388,044)
                                               ============

NET ASSETS - 100.0%                            $ 17,376,247
*Non-Income Producing Securities.
+All or a portion of this security is on loan at December 31, 2004.

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                                   MARKET
                                  SHARES            VALUE
---------------------------------------------------------
COMMON STOCKS  99.5%
Microsoft Corp.                  348,522    $   9,309,023
Intel Corp.                      251,872        5,891,286
Cisco Systems, Inc.*+            280,968        5,422,682
Dell, Inc.*                      126,812        5,343,858
International Business
 Machines Corp.+                  51,417        5,068,688
Oracle Corp.*                    331,121        4,542,980
Hewlett-Packard Co.              171,821        3,603,086
Motorola, Inc.+                  175,232        3,013,990
Qualcomm, Inc.                    64,305        2,726,532
EMC Corp./MA*                    164,965        2,453,030
Yahoo!, Inc.*+                    61,984        2,335,557
Applied Materials, Inc.*+        125,379        2,143,981
Computer Associates
 International, Inc.+             64,985        2,018,434
Texas Instruments, Inc.+          79,493        1,957,118
First Data Corp.                  45,100        1,918,554
Lucent Technologies, Inc.*+      495,835        1,864,340
Adobe Systems, Inc.+              20,000        1,254,800
Apple Computer, Inc.*             18,686        1,203,378
Xerox Corp.*+                     70,653        1,201,808
Broadcom Corp. - Class A*+        35,581        1,148,555
Fiserv, Inc.*+                    26,619        1,069,818
Agilent Technologies, Inc.*       43,470        1,047,627
Micron Technology, Inc.*+         82,249        1,015,775
Symantec Corp.*+                  38,736          997,839
Computer Sciences Corp.*+         16,671          939,744
Electronic Data Systems Corp.     37,170          858,627
Veritas Software Corp.*           29,825          851,504
Sun Microsystems, Inc.*          148,193          797,278
National Semiconductor Corp.+     43,470          780,287
Comverse Technology, Inc.*+       31,384          767,339
KLA-Tencor Corp.*                 16,267          757,717
Solectron Corp.*+                140,925          751,130
McAfee, Inc.*+                    25,815          746,828
Paychex, Inc.                     20,457          697,175
Lam Research Corp.*+              22,935          663,051
Advanced Micro Devices, Inc.*+    29,458          648,665
Autodesk, Inc.                    16,610          630,350
Alliance Data Systems Corp.*      13,220          627,686
Juniper Networks, Inc.*+          22,170          602,802
Cadence Design Systems, Inc.*+    43,266          597,504
CheckFree Corp.*+                 15,505          590,430
Ingram Micro, Inc. - Class A*     27,348          568,838
BEA Systems, Inc.*                62,348          552,403
Automatic Data Processing, Inc.   12,429          551,226

                                                   MARKET
                                  SHARES            VALUE
---------------------------------------------------------
Amphenol Corp. - Class A*         14,955    $     549,447
TIBCO Software, Inc.*+            40,265          537,135
Molex, Inc.                       16,840          505,200
Sabre Holdings Corp.+             22,445          497,381
BMC Software, Inc.*               26,372          490,519
SunGard Data Systems, Inc.*+      17,166          486,313
Cognizant Technology
 Solutions Corp.*+                11,264          476,805
Sandisk Corp.*+                   19,020          474,929
Synopsys, Inc.*                   23,240          455,969
Novell, Inc.*+                    67,226          453,776
Novellus Systems, Inc.*+          15,763          439,630
Cree, Inc.*+                      10,805          433,064
Western Digital Corp.*            39,230          425,253
Red Hat, Inc.*+                   31,052          414,544
Microchip Technology, Inc.        15,484          412,803
Siebel Systems, Inc.*             37,662          395,451
Teradyne, Inc.*+                  22,468          383,529
Hyperion Solutions Corp.*+         7,992          372,587
Iron Mountain, Inc.*              12,090          368,624
CACI International, Inc.
 - Class A*+                       5,310          361,770
Jabil Circuit, Inc.*              13,979          357,583
QLogic Corp.*+                     9,725          357,199
Freescale Semiconductor,
 Inc. - Class B*                  19,388          355,964
Semtech Corp.*                    14,983          327,678
Silicon Laboratories, Inc.*+       9,255          326,794
Parametric Technology Corp.*+     54,785          322,684
Kronos, Inc./MA*                   6,310          322,630
Akamai Technologies, Inc.*        24,085          313,828
Reynolds & Reynolds Co.
 - Class A                        11,590          307,251
Zebra Technologies Corp.
 - Class A*                        5,455          307,007
BearingPoint, Inc.*               37,990          305,060
PMC - Sierra, Inc.*               26,980          303,525
Skyworks Solutions, Inc.*+        31,340          295,536
Benchmark Electronics, Inc.*       8,655          295,136
Tellabs, Inc.*+                   34,191          293,701
Nvidia Corp.*                     12,440          293,086
Ask Jeeves, Inc.*+                10,807          289,087
Varian Semiconductor Equipment
 Associates, Inc.*                 7,825          288,351
Macrovision Corp.*+               10,495          269,931
Websense, Inc.*                    5,049          256,085
NCR Corp.*+                        3,670          254,074
Dionex Corp.*                      4,465          253,032
Utstarcom, Inc.*                  11,361          251,646
Filenet Corp.*                     9,492          244,514

                                                   MARKET
                                  SHARES            VALUE
---------------------------------------------------------
Fairchild Semiconductor
 International, Inc.*             14,965    $     243,331
Flir Systems, Inc.*                3,800          242,402
Wind River Systems, Inc.*         17,745          240,445
Avaya, Inc.*+                     13,920          239,424
Cymer, Inc.*+                      8,095          239,126
Microsemi Corp.*                  13,740          238,526
Plantronics, Inc.                  5,718          237,126



--------------------------------------------------------------------------------

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------




WebEx Communications, Inc.*+       9,788          232,759
Cypress Semiconductor Corp.*+     19,710          231,198
Hewitt Associates, Inc.
 - Class A*                        7,190          230,152
Cabot Microelectronics Corp.*+     5,710          228,686
DST Systems, Inc.*                 4,378          228,181
Trimble Navigation Ltd.*           6,858          226,588
Micrel, Inc.*+                    20,495          225,855
Coherent, Inc.*                    7,310          222,516
Global Imaging Systems, Inc.*      5,587          220,687
Powerwave Technologies, Inc.*     25,780          218,614
Aeroflex, Inc.*                   17,410          211,009
Agere Systems, Inc.-Class B*     155,670          210,155
Andrew Corp.*                     15,340          209,084
Anixter International, Inc.*+      5,790          208,382
Mettler Toledo International,
 Inc.*                             3,933          201,802
ADTRAN, Inc.                      10,508          201,123
Hutchinson Technology, Inc.*+      5,770          199,469
RF Micro Devices, Inc.*+          29,036          198,606
Avocent Corp.*                     4,770          193,280
Unisys Corp.*                     18,770          191,079
Brooks Automation, Inc.*          11,030          189,937
Axcelis Technologies, Inc.*       23,230          188,860
Symbol Technologies, Inc.         10,855          187,792
Inter-Tel, Inc.                    6,800          186,184
Littelfuse, Inc.*                  5,440          185,830
Foundry Networks, Inc.*           14,026          184,582
Transaction Systems Architects,
 Inc. - Class A*                   9,000          178,650
Xilinx, Inc.+                      6,016          178,374
ATMI, Inc.*                        7,910          178,212
Integrated Device Technology,
 Inc.*                            15,340          177,330
Digital Insight Corp.*+            9,515          175,076
FEI Co.*+                          8,205          172,305
Rambus, Inc.*                      7,470          171,810
ViaSat, Inc.*                      7,060          171,346
Lattice Semiconductor Corp.*      29,000          165,300

                                                   MARKET
                                  SHARES            VALUE
---------------------------------------------------------
Harmonic, Inc.*                   19,207    $     160,186
Veeco Instruments, Inc.*           7,590          159,921
Harris Corp.+                      2,511          155,155
Power Integrations, Inc.*          7,655          151,416
Sonic Solutions, Inc.*+            6,540          146,758
Dupont Photomasks, Inc.*           5,470          144,463
Agilsys, Inc.                      8,371          143,479
Itron, Inc.*                       5,870          140,352
Photronics, Inc.*                  8,490          140,085
FindWhat.com*+                     7,850          139,181
Synaptics, Inc.*                   4,485          137,151
McData Corp. - Class A*           22,395          133,474
Quantum Corp.*+                   50,060          131,157
CTS Corp.                          9,785          130,043
Daktronics, Inc.*                  5,065          126,068
Ultratech, Inc.*                   6,670          125,730
Methode Electronics, Inc.
 - Class A                         9,705          124,709
BEI Technologies, Inc.             3,985          123,057
Symmetricom, Inc.*                12,340          119,821
MapInfo Corp.*                     6,318           75,690
Mercury Interactive Corp.*+          500           22,775
                                            -------------
TOTAL COMMON STOCKS
 (Cost $99,003,448)                           110,051,298
                                            -------------
                                    FACE
                                  AMOUNT
                              ----------
REPURCHASE AGREEMENTS  0.6%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at 1.55%
 due 01/03/05                  $ 602,497          602,497
                                            -------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $602,497)                                  602,497
                                            -------------

SECURITIES LENDING COLLATERAL  13.0%
Investment in Securities Lending Short
Term
Investment Portfolio Held by
U.S. Bank                     14,411,424       14,411,424
                                            -------------
TOTAL SECURITIES LENDING COLLATERAL
 (Cost $14,411,424)                            14,411,424
                                            =============

TOTAL INVESTMENTS 113.1%
(Cost $114,017,369)                         $ 125,065,219
                                            =============

LIABILITIES IN EXCESS OF OTHER
 ASSETS - (13.1)%                           $ (14,467,182)
                                            =============

NET ASSETS - 100.0%                         $ 110,598,037
*Non-Income Producing Securities.
+All or a portion of this security is on loan at December 31, 2004.

TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                   MARKET
                                  SHARES            VALUE
---------------------------------------------------------
COMMON STOCKS  82.0%
Cisco Systems, Inc.*              78,449    $   1,514,066
Vodafone Group  PLC - SP ADR+     49,681        1,360,266
SBC Communications, Inc.          43,890        1,131,045
Nokia OYJ - SP ADR+               68,736        1,077,093
Verizon Communications, Inc.+     24,619          997,316
Qualcomm, Inc.                    22,425          950,820
Motorola, Inc.+                   49,188          846,034
BellSouth Corp.                   29,701          825,391
Telefonaktiebolaget LM
 Ericsson - SP ADR*+              24,756          779,566
Lucent Technologies, Inc.*+      203,108          763,686
Sprint Corp.+                     26,202          651,120
CenturyTel, Inc.+                 14,772          523,963
Alcatel SA - SP ADR*+             33,417          522,308
Comverse Technology, Inc.*        21,179          517,827
Alltel Corp.                       8,308          488,178
Nextel Communications, Inc. -
 Class A*                         15,695          470,850
Juniper Networks, Inc.*+          16,838          457,825
Crown Castle International
 Corp.*                           25,219          419,644
AT&T Corp.+                       16,685          318,016
Telephone & Data Systems, Inc.+    4,107          316,034
American Tower Corp. -
 Class A*+                        16,020          294,768
Qwest Communications
 International, Inc.*             53,374          236,981
Spectrasite, Inc.*                 4,016          232,526
Avaya, Inc.*+                     13,432          231,030
Citizens Communications Co.       16,463          227,025
Scientific-Atlanta, Inc.+          6,659          219,814
NII Holdings, Inc. - Class B*      4,307          204,367
U.S. Cellular Corp.*               4,473          200,211
Utstarcom, Inc.*                   8,777          194,411
Harris Corp.+                      2,994          184,999
Tellabs, Inc.*+                   21,029          180,641
Andrew Corp.*                     12,745          173,714
CIENA Corp.*                      50,711          169,375
Foundry Networks, Inc.*           12,668          166,711
IDT Corp. - Class B*              10,753          166,456
ADC Telecommunications, Inc.*     62,109          166,452
Level 3 Communications, Inc.*+    47,617          161,422
General Communication -
 Class A*                         14,470          159,749
Corning, Inc.*+                   13,287          156,388

                                                   MARKET
                                  SHARES            VALUE
---------------------------------------------------------
Avocent Corp.*                     3,800    $     153,976
JDS Uniphase Corp.*+              44,345          140,574
Nextel Partners, Inc. -
 Class A*+                         6,872          134,279
Western Wireless Corp.*            4,296          125,873
Plantronics, Inc.                  3,033          125,778
Powerwave Technologies, Inc.*     14,770          125,250
Interdigital Communications
 Corp.*                            5,620          124,202
ADTRAN, Inc.                       6,437          123,204
Harmonic, Inc.*                   13,646          113,808
3Com Corp.*                       26,410          110,130
Freescale Semiconductor, Inc.
 - Class B*                        5,359           98,391
F5 Networks, Inc.*                 1,870           91,106
Boston Communications Group,
 Inc.*                             9,504           87,817
Inter-Tel, Inc.                    3,098           84,823
ViaSat, Inc.*                      2,996           72,713
Network Equipment Technologies,
 Inc.*                             6,559           64,409
Digi International, Inc.*          3,650           62,743
C-COR, Inc.*                       5,632           52,378
Commonwealth Telephone
 Enterprises, Inc.*                1,050           52,143
Symmetricom, Inc.*                 4,534           44,025
Black Box Corp.+                     889           42,690
Brooktrout, Inc.*                  3,330           39,993
SCM Microsystems, Inc.*            7,951           38,801
Tollgrade Communications, Inc.*    2,920           35,741
Tele Leste Celular Participacoes
 SA - SP ADR*                      2,438           29,622
PC-Tel, Inc.*                      3,650           28,944
Audiovox Corp. - Class A*          1,380           21,776
Polycom, Inc.*                       860           20,055
Tekelec*                             890           18,192
McData Corp. - Class A*            1,839           10,960
                                            -------------
TOTAL COMMON STOCKS
 (Cost $15,713,253)                            20,932,484
                                            -------------
                                    FACE           MARKET
                                  AMOUNT            VALUE
---------------------------------------------------------
REPURCHASE AGREEMENTS  0.4%
Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at 1.55%
due 01/03/05                   $ 100,089          100,089
                                            -------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $100,089)                                  100,089
                                            -------------
---------------------------------------------------------
                                    FACE           MARKET
                                  AMOUNT            VALUE
---------------------------------------------------------
SECURITIES LENDING COLLATERAL  17.6%
Investment in Securities Lending Short
Term
Investment Portfolio Held by
U.S. Bank                      4,492,364    $   4,492,364
                                            -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,492,364)                               4,492,364
                                             ============


--------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

TOTAL INVESTMENTS 100.0%
(Cost $20,305,706)                           $ 25,524,937
                                             ============

LIABILITIES IN EXCESS OF OTHER
 ASSETS 0.0%                                 $     (1,149)
                                             ============

NET ASSETS - 100.0%                          $ 25,523,788
*Non-Income Producing Securities.
+All or a portion of this security is on loan at December 31,
 2004.
ADR--American Depository Receipt.

TRANSPORTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------

                                                     MARKET
                                  SHARES              VALUE
------------------------------------------------------------
COMMON STOCKS  99.6%
United Parcel Service, Inc. -
 Class B+                         91,365       $  7,808,053
FedEx Corp.+                      53,325          5,251,979
Norfolk Southern Corp.           118,738          4,297,128
Burlington Northern Santa Fe
 Corp.                            84,669          4,005,690
Union Pacific Corp.               56,973          3,831,434
Southwest Airlines Co.           225,602          3,672,801
CNF, Inc.                         52,835          2,647,034
CSX Corp.+                        63,875          2,560,110
J.B.Hunt Transport Services,
 Inc.                             48,525          2,176,346
Yellow Roadway Corp.*+            34,521          1,923,165
Arkansas Best Corp.               40,726          1,828,190
Alaska Air Group, Inc.*+          52,296          1,751,393
Swift Transportation Co.,
 Inc.*+                           77,597          1,666,784
Ryder System, Inc.+               34,424          1,644,434
Expeditors International
 Washington, Inc.+                27,993          1,564,249
Landstar System, Inc.*            21,003          1,546,661
Kansas City Southern*+            82,965          1,470,969
SkyWest, Inc.+                    72,682          1,458,001
Delta Air Lines, Inc.*+          166,929          1,248,629
EGL, Inc.*+                       39,517          1,181,163
C.H. Robinson Worldwide, Inc.+    20,922          1,161,589
JetBlue Airways Corp.*+           49,333          1,145,512
AMR Corp.*+                      102,530          1,122,704
Alexander & Baldwin, Inc.+        24,501          1,039,332
Kirby Corp.*                      22,314            990,295
AirTran Holdings, Inc.*           79,160            847,012
Heartland Express, Inc.           34,365            772,182
Genesee & Wyoming, Inc. -
 Class A*                         22,255            626,033
Frontier Airlines, Inc.*          53,094            605,803
Canadian Pacific Railway Ltd.     15,270            525,441
Mesa Air Group, Inc.*+            65,153            517,315
Forward Air Corp.*                 8,716            389,605
Overnite Corp.                    10,440            388,786
Knight Transportation, Inc.       15,084            374,083
Werner Enterprises, Inc.          15,325            346,958
U.S. Xpress Enterprises - Class
 A*                               10,444            306,009
SCS Transportation, Inc.*         11,815            276,117
Florida East Coast Industries,
 Inc.                              4,900            220,990
Pinnacle Airlines Corp.*          12,800            178,432
FLYi, Inc.*+                     100,477            177,844

                                                     MARKET
                                  SHARES              VALUE
------------------------------------------------------------
Pacer International, Inc.*         5,744       $    122,117
Lan Airlines SA-SP ADR             3,700            119,140
Gol Linhas Aereas Inteligentes
 SA - SP ADR*                      3,010             95,959
HUB Group, Inc. - Class A*+        1,725             90,080
Sirva, Inc.*+                      3,418             65,694
CP Ships Ltd.                      4,000             57,400
Ryanair Holdings  PLC - SP ADR*    1,030             41,973
                                               ------------
TOTAL COMMON STOCKS
(Cost $56,491,654)                               66,138,618
                                               ------------

                                    FACE
                                  AMOUNT
                               ---------
REPURCHASE AGREEMENTS  0.7%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at 1.55%
 due 01/03/05                  $ 441,794            441,794
                                               ------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $441,794)                                    441,794
                                               ------------
SECURITIES LENDING COLLATERAL  20.8%
Investment in Securities Lending Short
Term
Investment Portfolio Held by
U.S. Bank                     13,824,636         13,824,636
                                               ------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $13,824,636)                               13,824,636
                                               ============

TOTAL INVESTMENTS 121.1%
 (Cost $70,758,084)                            $ 80,405,048
                                               ============

LIABILITIES IN EXCESS OF OTHER
 ASSETS - (21.1)%                              $(13,984,099)
                                               ============


NET ASSETS - 100.0%                            $ 66,420,949
*Non-Income Producing Securities.
+All or a portion of this security is on loan at December 31,
 2004.
ADR--American Depository Receipt.

UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2004
--------------------------------------------------------------------------------


                                                   MARKET
                                  SHARES            VALUE
---------------------------------------------------------
COMMON STOCKS  100.5%
Exelon Corp.+                     21,395      $   942,889
FirstEnergy Corp.                 17,457          689,726
Consolidated Edison, Inc.         15,547          680,181
Progress Energy, Inc.+            14,383          650,687
Public Service Enterprise Group,
 Inc.+                            12,523          648,316
Constellation Energy Group,
 Inc.                             14,040          613,688
TXU Corp.+                         9,305          600,731
DTE Energy Co.+                   13,029          561,941
Energy East Corp.                 20,522          547,527
Pinnacle West Capital Corp.       12,266          544,733
Duke Energy Corp.+                21,377          541,479
KeySpan Corp.+                    13,504          532,733
PG&E Corp.*+                      15,739          523,794
Xcel Energy, Inc.+                28,252          514,186
OGE Energy Corp.+                 18,185          482,084
Atmos Energy Corp.                16,976          464,294
Northeast Utilities               24,487          461,580
MDU Resources Group, Inc.         16,757          447,077
Cleco Corp.+                      21,167          428,843
UGI Corp.                         10,336          422,846
AES Corp.*                        30,491          416,812
Pepco Holdings, Inc.+             18,831          401,477
Entergy Corp.+                     5,668          383,100
Oneok, Inc.+                      13,163          374,092
Equitable Resources, Inc.          6,024          365,416
American States Water Co.         13,983          363,558
Great Plains Energy, Inc.+        11,466          347,190
NRG Energy, Inc.*                  9,226          332,597
Edison International              10,334          330,998
Dominion Resources, Inc./VA+       4,647          314,788
Southern Union Co.*+              13,041          312,711
Southern Co.+                      9,064          303,825
American Electric Power Co.,
 Inc.+                             8,839          303,531
Reliant Energy, Inc.*+            21,862          298,416
IDACORP, Inc.                      9,228          282,100
Unisource Energy Corp. Co.        10,616          255,952
PPL Corp.                          4,383          233,526
Duquesne Light Holdings, Inc.+    12,155          229,122
CenterPoint Energy, Inc.+         19,872          224,554
Allegheny Energy, Inc.*+          10,970          216,219
Sierra Pacific Resources*+        20,259          212,719
Questar Corp.                      4,131          210,516
CMS Energy Corp.*                 20,125          210,306
UIL Holding Corp.                  3,864          198,223
FPL Group, Inc.+                   2,242          167,590
Calpine Corp.*+                   39,099          154,050

                                                   MARKET
                                  SHARES            VALUE
---------------------------------------------------------
Cascade Natural Gas Corp.          6,353      $   134,684
AGL Resources, Inc.                3,919          130,268
Energen Corp.                      2,065          121,732
Green Mountain Power Corp.         4,002          115,378
Laclede Group, Inc.                3,700          115,255
TECO Energy, Inc.                  7,352          112,780
WPS Resources Corp.                2,220          110,911
DPL, Inc.                          3,759           94,388
Aquila, Inc.*                     24,948           92,058
El Paso Electric Co.*              4,820           91,291
Piedmont Natural Gas Co.           3,880           90,171
Sempra Energy                      2,347           86,088
Ameren Corp.+                      1,475           73,957
PNM Resources, Inc.                2,602           65,805
Dynegy, Inc. - Class A*           12,043           55,639
SCANA Corp.                        1,060           41,764
Hawaiian Electric Industries,
 Inc.                              1,134           33,056
Cinergy Corp.+                       677           28,184
NiSource, Inc.                       208            4,738
                                             ------------
TOTAL COMMON STOCKS
 (Cost $17,346,118)                            20,340,870
                                             ------------
                                    FACE           MARKET
                                  AMOUNT            VALUE
---------------------------------------------------------
SECURITIES LENDING COLLATERAL  22.2%
Investment in Securities Lending Short
Term
Investment Portfolio Held by
U.S. Bank                      4,506,691        4,506,691
                                             ------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,506,691)                               4,506,691
                                             ============

TOTAL INVESTMENTS 122.7%
 (Cost $21,852,809)                          $ 24,847,561
                                             ============

LIABILITIES IN EXCESS OF OTHER
 ASSETS - (22.7)%                            $ (4,603,862)
                                             ============


NET ASSETS - 100.0%                          $ 20,243,699
*Non-Income Producing Securities.
+All or a portion of this security is on loan at December 31, 2004.


For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation on February 22, 2005, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls, including controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that apply to the Trust or in other factors with respect to the Trust that could have materially affected, or are reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         RYDEX SERIES FUNDS
--------------------------------------------------------------------------------

By (Signature and Title)*  /S/ CARL G. VERBONCOEUR
--------------------------------------------------------------------------------
                                            Carl G. Verboncoeur, President

Date                                FEBRUARY 22, 2005
--------------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /S/ CARL G. VERBONCOEUR
--------------------------------------------------------------------------------
                                            Carl G. Verboncoeur, President

Date                                FEBRUARY 22, 2005
--------------------------------------------------------------------------------

By (Signature and Title)*            /S/ NICK BONOS
--------------------------------------------------------------------------------
                    Nick Bonos, Vice President and Treasurer

Date                                FEBRUARY 22, 2005
--------------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.